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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 10/31


Date of reporting period: 7/31/05


Item 1. Schedule of Investments.
---------------------------------
Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 51.7%
Aerospace and Defense - 1.2%
           609,960    Lockheed Martin Corp.#                                                                        $     38,061,504
Automotive - Cars and Light Trucks - 0.5%
           321,949    BMW A.G.**                                                                                          15,052,405
Beverages - Non-Alcoholic - 0.8%
           440,835    PepsiCo, Inc.                                                                                       24,038,733
Casino Hotels - 1.1%
           452,045    Harrah's Entertainment, Inc.#                                                                       35,594,023
Chemicals - Specialty - 1.1%
           651,605    Syngenta A.G. (ADR)*,#                                                                              13,553,384
           196,616    Syngenta A.G.*                                                                                      20,491,300
                                                                                                                          34,044,684
Computers - Memory Devices - 0.6%
         1,360,430    EMC Corp.*                                                                                          18,624,287
Cosmetics and Toiletries - 1.3%
           757,385    Procter & Gamble Co.#                                                                               42,133,328
Diversified Operations - 5.0%
           128,655    3M Co.#                                                                                              9,649,125
         2,172,065    General Electric Co.                                                                                74,936,244
           983,825    Honeywell International, Inc.#                                                                      38,644,646
         1,220,320    Tyco International, Ltd. (U.S. Shares)#                                                             37,183,150
                                                                                                                         160,413,165
E-Commerce/Services - 1.8%
         2,123,830    IAC/InterActiveCorp*,#                                                                              56,706,261
Electronic Components - Semiconductors - 4.0%
         1,110,855    Intel Corp.                                                                                         30,148,605
            48,038    Samsung Electronics Company, Ltd.**                                                                 26,324,714
         2,151,360    Texas Instruments, Inc.#                                                                            68,327,193
                                                                                                                         124,800,512
Enterprise Software/Services - 0.6%
         1,359,695    Oracle Corp.*                                                                                       18,464,658
Finance - Credit Card - 0.5%
           299,880    American Express Co.#                                                                               16,493,400
Finance - Investment Bankers/Brokers - 4.1%
           187,682    Citigroup, Inc.#                                                                                     8,164,167
         1,458,480    JP Morgan Chase & Co.                                                                               51,250,987
         1,176,740    Merrill Lynch & Company, Inc.                                                                       69,168,777
                                                                                                                         128,583,931
Finance - Mortgage Loan Banker - 0.3%
           278,800    Countrywide Financial Corp.                                                                         10,036,800
Food - Meat Products - 0.2%
           273,050    Tyson Foods, Inc. - Class A#                                                                         5,089,652
Hotels and Motels - 2.8%
           989,090    Marriott International, Inc. - Class A#                                                             67,722,992
           321,405    Starwood Hotels & Resorts Worldwide, Inc.#                                                          20,351,365
                                                                                                                          88,074,357
Medical - Biomedical and Genetic - 0.8%
           494,345    Celgene Corp.*                                                                                      23,654,408
Medical - Drugs - 3.4%
           204,695    Eli Lilly and Co.                                                                                   11,528,422
           242,455    Forest Laboratories, Inc.*,#                                                                         9,678,804
           447,130    Roche Holding A.G.                                                                                  60,735,854
            24,710    Roche Holding A.G. (ADR)#                                                                            1,680,280
           285,079    Sanofi-Aventis**,#                                                                                  24,622,157
                                                                                                                         108,245,517
Medical - HMO - 2.4%
           858,835    Aetna, Inc.                                                                                         66,473,829
           194,870    UnitedHealth Group, Inc.#                                                                           10,191,701
                                                                                                                          76,665,530
Multimedia - 1.4%
         2,506,855    Time Warner, Inc.*,#                                                                                42,666,672
Networking Products - 0.4%
           618,865    Cisco Systems, Inc.*,#                                                                              11,851,265
Oil Companies - Integrated - 5.1%
           491,025    BP PLC (ADR)**                                                                                      32,348,727
         1,278,395    Exxon Mobil Corp.                                                                                   75,105,707
           429,544    Suncor Energy, Inc.                                                                                 21,045,409
           126,505    Total S.A. - Class B**,#                                                                            31,625,094
                                                                                                                         160,124,937
Pharmacy Services - 0.6%
           429,005    Caremark Rx, Inc.*,#                                                                                19,125,043
Reinsurance - 0.5%
             5,580    Berkshire Hathaway, Inc. - Class B*,#                                                               15,523,560
Retail - Building Products - 0.7%
           497,430    Home Depot, Inc.#                                                                                   21,643,179
Retail - Consumer Electronics - 0.7%
           290,195    Best Buy Company, Inc.                                                                              22,228,937
Retail - Regional Department Stores - 1.3%
           531,985    Federated Department Stores, Inc.#                                                                  40,361,702
Retail - Restaurants - 0.6%
           375,015    Yum! Brands, Inc.#                                                                                  19,632,035
Semiconductor Components/Integrated Circuits - 0.4%
           178,410    Linear Technology Corp.#                                                                             6,933,013
           134,645    Maxim Integrated Products, Inc.#                                                                     5,637,586
                                                                                                                          12,570,599
Soap and Cleaning Preparations - 0.6%
           667,900    Reckitt Benckiser PLC**                                                                             20,027,915
Super-Regional Banks - 0.3%
           249,205    Bank of America Corp.                                                                               10,865,338
Telecommunication Equipment - Fiber Optics - 0.6%
           974,945    Corning, Inc.*                                                                                      18,572,702
Therapeutics - 0.4%
           286,485    Gilead Sciences, Inc.*                                                                              12,837,393
Transportation - Railroad - 1.9%
           624,512    Canadian National Railway Co. (U.S. Shares)                                                         41,498,823
           276,695    Union Pacific Corp.#                                                                                19,454,425
                                                                                                                          60,953,248
Transportation - Services - 0.4%
           143,170    FedEx Corp.#                                                                                        12,039,165
Web Portals/Internet Service Providers - 1.2%
         1,128,915    Yahoo!, Inc.*                                                                                       37,638,026
Wireless Equipment - 2.1%
         3,053,215    Motorola, Inc.#                                                                                     64,667,094
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,267,768,790)                                                                               1,628,105,965
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 14.5%
Aerospace and Defense - 0.1%
       $ 3,162,000    Lockheed Martin Corp., 7.65%, company guaranteed notes, due 5/1/16                                   3,846,412
Agricultural Operations - 0.2%
         2,723,000    Monsanto Co., 5.50%, bonds, due 7/30/35                                                              2,710,923
         2,268,000    Monsanto Finance Canada Co., 5.50%, notes, due 7/30/35                                               2,201,888
                                                                                                                           4,912,811
Automotive - Cars and Light Trucks - 0.1%
         2,770,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                   2,690,529
Automotive - Truck Parts and Equipment - Original - 0.2%
         6,660,000    Tenneco Automotive, Inc., 8.625%, company guaranteed notes, due 11/15/14                             6,959,700
Beverages - Non-Alcoholic - 0.3%
         2,435,000    Coca-Cola Enterprises, Inc., 5.375%, notes, due 8/15/06                                              2,453,389
         3,365,000    Coca-Cola Enterprises, Inc., 4.375%, notes, due 9/15/09                                              3,344,218
         3,500,000    Coca-Cola Enterprises, Inc., 6.125%, notes, due 8/15/11                                              3,745,868
                                                                                                                           9,543,475
Brewery - 0.9%
         5,185,000    Anheuser-Busch Companies, Inc., 5.65%, notes, due 9/15/08                                            5,352,693
         1,610,000    Anheuser-Busch Companies, Inc., 5.75%, notes, due 4/1/10                                             1,684,709
         5,885,000    Anheuser-Busch Companies, Inc., 6.00%, senior notes, due 4/15/11                                     6,307,461
         8,530,000    Miller Brewing Co., 4.25%, notes, due 8/15/08 (144A)                                                 8,420,509
         4,960,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                                  5,095,909

                                                                                                                          26,861,281
Cable Television - 0.7%
         6,574,000    Comcast Cable Communications, Inc., 6.75%, senior notes, due 1/30/11                                 7,148,758
         2,155,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/15                                          2,361,328
         7,122,000    TCI Communications, Inc., 6.875%, senior notes, due 2/15/06                                          7,216,460
         3,358,000    TCI Communications, Inc., 7.875%, senior unsecured notes, due 8/1/13                                 3,917,903
                                                                                                                          20,644,449
Casino Hotels - 0.3%
         8,195,000    Mandalay Resort Group, 6.50%, senior notes, due 7/31/09                                              8,358,900
Cellular Telecommunications - 0.2%
         6,920,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                      7,395,750
Chemicals - Specialty - 0.4%
         8,480,000    International Flavors & Fragrances, Inc., 6.45%, notes, due 5/15/06                                  8,604,105
         2,341,000    Nalco Co., 7.75%, senior notes, due 11/15/11                                                         2,490,239
                                                                                                                          11,094,344
Commercial Banks - 0.4%
         6,155,000    Fifth Third Bank, 4.20%, notes, due 2/23/10                                                          6,057,499
         6,255,000    First Bank National Association, 5.70%, subordinated notes, due 12/15/08                             6,462,716
                                                                                                                          12,520,215
Containers - Metal and Glass - 0.9%
         2,050,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                            2,162,750
        10,905,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                 11,532,038
         5,245,000    Owens-Brockway Glass Container, Inc., 6.75%, company guaranteed notes, due 12/1/14                   5,330,231
         8,860,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               9,170,100
                                                                                                                          28,195,119
Diversified Financial Services - 0.3%
         6,035,000    General Electric Capital Corp., 5.35%, notes, due 3/30/06                                            6,084,686
         3,815,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            4,574,288

                                                                                                                          10,658,974
Diversified Operations - 0.8%
         6,095,000    Honeywell International, Inc., 5.125%, notes, due 11/1/06                                            6,160,625
         3,905,000    Honeywell International, Inc., 6.125%, bonds, due 11/1/11                                            4,192,920
         5,540,000    Tyco International Group S.A., 6.375%, company guaranteed notes, due 2/15/06**                       5,601,898
         5,800,000    Tyco International Group S.A., 6.375%, company guaranteed notes, due 10/15/11**                      6,282,995
         3,875,000    Tyco International Group S.A., 6.00%, company guaranteed notes, due 11/15/13**                       4,156,569
                                                                                                                          26,395,007
Electric - Integrated - 0.8%
         5,155,000    CMS Energy Corp., 9.875%, senior notes, due 10/15/07                                                 5,657,613
         9,070,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    8,763,669
           904,000    Northern States Power Co., 5.25%, first mortgage notes, due 7/15/35                                    895,348
           770,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       743,710
         2,640,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                     2,557,426
         5,485,000    TXU Corp., 5.55%, notes, due 11/15/14 (144A)                                                         5,347,200
                                                                                                                          23,964,966
Electronic Components - Semiconductors - 1.0%
         5,445,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                       5,513,063
         5,395,000    Freescale Semiconductor, Inc., 6.34875%, senior notes, due 7/15/09***                                5,583,825
         7,695,000    Freescale Semiconductor, Inc., 6.875%, senior notes, due 7/15/11                                     8,118,225
        10,400,000    Freescale Semiconductor, Inc., 7.125%, senior notes, due 7/15/14                                    11,075,999
                                                                                                                          30,291,112
Electronics - Military - 0.1%
         2,248,000    L-3 Communications Corp., 7.625%, company guaranteed notes, due 6/15/12                              2,405,360
Finance - Auto Loans - 0.6%
         2,425,000    Ford Motor Credit Co., 6.625%, notes, due 6/16/08                                                    2,422,556
         2,485,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                            2,483,343
         3,905,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                         3,692,767
         4,150,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10                                           4,189,760
         3,540,000    General Motors Acceptance Corp., 6.875%, notes, due 8/28/12                                          3,390,106
         2,070,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                           1,949,700
                                                                                                                          18,128,232
Finance - Consumer Loans - 0.2%
         7,315,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                   7,324,853
Finance - Investment Bankers/Brokers - 1.4%
        12,355,000    Charles Schwab Corp., 8.05%, senior notes, due 3/1/10                                               13,716,471
        10,541,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                             10,554,366
         9,415,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                     9,209,922
         7,640,000    JP Morgan Chase & Co., 3.80%, notes, due 10/2/09                                                     7,404,780
                                                                                                                          40,885,539
Food - Diversified - 0.3%
         7,085,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        6,766,586
         2,455,000    Kellogg Co., 7.45%, debentures, due 4/1/31                                                           3,169,768

                                                                                                                           9,936,354
Food - Wholesale/Distribution - 0.1%
         4,385,000    Pepsi Bottling Holdings, Inc., 5.625%, company guaranteed notes, due 2/17/09
                      (144A)                                                                                               4,545,596
Hotels and Motels - 0.1%
         3,050,000    John Q. Hamons Hotels, Inc., 8.875%, first mortgage notes, due 5/15/12                               3,343,563
Independent Power Producer - 0.5%
        10,105,000    Reliant Energy, Inc., 9.25%, secured notes, due 7/15/10                                             11,064,975
         6,325,000    Reliant Energy, Inc., 6.75%, secured notes, due 12/15/14                                             6,230,125
                                                                                                                          17,295,100
Medical - Biomedical and Genetic - 0.1%
         4,540,000    Genentech, Inc., 5.25%, bonds, due 7/15/35 (144A)                                                    4,485,865
Medical - HMO - 0.1%
         3,145,000    UnitedHealth Group, Inc., 5.20%, senior unsecured notes, due 1/17/07                                 3,176,541
Metal - Aluminum - 0.2%
         1,584,000    Alcan, Inc., 5.00%, notes, due 6/1/15                                                                1,563,340
         3,193,000    Alcan, Inc., 5.75%, bonds, due 6/1/35                                                                3,210,906

                                                                                                                           4,774,246
Multimedia - 0.4%
         2,945,000    Historic TW, Inc., 9.15%, debentures, due 2/1/23                                                     3,967,254
         9,676,000    Time Warner, Inc., 6.15%, company guaranteed notes, due 5/1/07                                       9,954,920
                                                                                                                          13,922,174
Oil Companies - Exploration and Production - 0%
         1,355,000    El Paso Production Holding Co., 7.75%, company guaranteed notes, due 6/1/13                          1,437,994
Oil Companies - Integrated - 0.2%
         2,268,000    Amerada Hess Corp., 7.125%, notes, due 3/15/33                                                       2,651,095
         1,285,000    El Paso CGP Co., 7.625%, notes, due 9/1/08                                                           1,317,125
         2,575,000    El Paso CGP Co., 7.42%, notes, due 2/15/37                                                           2,394,750

                                                                                                                           6,362,970
Oil Refining and Marketing - 0.3%
        10,275,000    Enterprise Products Operating L.P., 5.60%, senior notes, due 10/15/14                               10,421,542
Pipelines - 0.6%
        14,800,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                     15,022,000
         2,060,000    El Paso Corp., 7.875%, notes, due 6/15/12                                                            2,163,000
         2,065,000    El Paso Corp., 7.75%, senior notes, due 1/15/32                                                      2,090,813
                                                                                                                          19,275,813
Retail - Discount - 0.5%
        12,245,000    Wal-Mart Stores, Inc., 5.45%, senior notes, due 8/1/06                                              12,379,671
         3,757,000    Wal-Mart Stores, Inc., 4.125%, notes, due 7/1/10                                                     3,681,514
                                                                                                                          16,061,185
Retail - Major Department Stores - 0.1%
         4,630,000    May Department Stores Co., 4.80%, notes, due 7/15/09                                                 4,628,866
Telecommunication Services - 0.3%
        10,315,000    Verizon Global Funding Corp., 4.00%, notes, due 1/15/08                                             10,210,767
Telephone - Integrated - 0.5%
        10,000,000    Deutsche Telekom International Finance B.V., 3.875%, company guaranteed notes
                        due 7/22/08**                                                                                      9,820,060
         4,600,000    Sprint Capital Corp., 8.375%, notes, due 3/15/12                                                     5,455,402
                                                                                                                          15,275,462
Television - 0.1%
         3,415,000    British Sky Broadcasting Group PLC, 6.875% company guaranteed notes
                      due 2/23/09**                                                                                        3,622,683
Transportation - Railroad - 0.2%
         1,910,000    Canadian National Railway Co., 4.25% notes, due 8/1/09                                               1,880,659
         3,840,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                              4,300,853
                                                                                                                           6,181,512
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $449,865,783)                                                                                458,035,261
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.0%
         6,190,000    Fannie Mae, 2.00%, due 1/15/06                                                                       6,139,124
         7,738,000    Fannie Mae, 2.125%, due 4/15/06                                                                      7,636,988
        13,445,000    Fannie Mae, 5.00%, due 1/15/07                                                                      13,601,285
         6,400,000    Fannie Mae, 3.25%, due 11/15/07                                                                      6,264,858
         2,580,000    Fannie Mae, 2.50%, due 6/15/08                                                                       2,455,840
         4,110,000    Fannie Mae, 5.25%, due 1/15/09                                                                       4,231,751
           880,000    Fannie Mae, 6.375%, due 6/15/09                                                                        942,085
         6,723,000    Fannie Mae, 5.375%, due 11/15/11                                                                     7,041,623
        11,700,000    Federal Home Loan Bank System, 2.25%, due 5/15/06                                                   11,538,142
        26,460,000    Freddie Mac, 1.875%, due 2/15/06                                                                    26,160,472
        31,470,000    Freddie Mac, 2.375%, due 4/15/06                                                                    31,113,287
         5,010,000    Freddie Mac, 5.75%, due 4/15/08                                                                      5,199,629
         2,155,000    Freddie Mac, 5.75%, due 3/15/09                                                                      2,255,891
         2,040,000    Freddie Mac, 7.00%, due 3/15/10                                                                      2,262,101
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $128,148,559)                                                                       126,843,076
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 11.1%
        21,045,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                           20,929,084
        15,375,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                           15,168,391
        47,065,000    U.S. Treasury Notes, 3.625%, due 4/30/07#                                                           46,759,830
        17,033,000    U.S. Treasury Notes, 3.375%, due 2/15/08#                                                           16,756,878
        15,625,000    U.S. Treasury Notes, 5.625%, due 5/15/08#                                                           16,265,875
         2,408,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                             2,388,435
        19,705,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                           19,037,651
        20,882,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                            22,322,524
        25,079,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                            24,910,493
        10,818,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                           10,579,669
         1,005,000    U.S. Treasury Notes, 3.875%, due 7/15/10#                                                              993,772
         4,960,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             5,318,826
        10,430,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                            10,896,096
         5,785,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                             5,772,574
        14,213,000    U.S. Treasury Notes, 4.00%, due 2/15/15#                                                            13,887,096
        16,055,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                            20,006,039
         3,542,000    U.S. Treasury Notes, 8.125%, due 8/15/19#                                                            4,871,635
        13,030,000    U.S. Treasury Notes, 7.875%, due 2/15/21#                                                           17,880,118
        12,284,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                            16,192,806
        17,447,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                            21,037,942
        14,852,000    U.S. Treasury Notes, 6.00%, due 2/15/26#                                                            17,685,479
         8,736,000    U.S. Treasury Notes, 5.25%, due 2/15/29#                                                             9,635,878
         7,304,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                             9,180,785
         1,287,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                            1,462,454
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $343,529,328)                                                                      349,940,330
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 15.6%
       490,896,358    State Street Navigator Securities Lending Prime Portfolio+ (cost $490,896,358)                     490,896,358
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.1%
      $ 98,600,000    Nomura Securities International, Inc., 3.33%
                      dated 7/29/05, maturing 8/1/05
                      to be repurchased at $98,627,362
                      collateralized by $486,853,199
                      in U.S. Government Agencies
                      0% - 12.60%, 10/15/15 - 7/15/35; with a
                      value of $100,572,000
                      (cost $98,600,000)                                                                                  98,600,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,778,808,818) - 100%                                                                   3,152,420,990
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                  Value        % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   37,183,150                1.2%
Canada                                   78,392,407                2.6%
France                                   56,247,251                1.8%
Germany                                  15,052,405                0.5%
Luxembourg                               16,041,462                0.5%
Netherlands                               9,820,060                0.3%
South Korea                              26,324,714                0.8%
Switzerland                              96,460,818                3.0%
United Kingdom                           55,999,325                1.7%
United States++                       2,760,899,398               87.6%
      Total                          $3,152,420,990              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (68.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2005

Currency Sold                       Currency        Currency        Unrealized
and Settlement Date                Units Sold    Value in $U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05               2,750,000     $  4,822,964      $   197,436
British Pound 1/27/06              11,275,000       19,767,602      $    91,056
Euro 12/2/05                        7,000,000        8,539,920      $   (37,580)
Euro 1/27/06                       21,200,000       25,944,096      $    61,944
South Korean Won 11/14/05       2,200,000,000        2,144,960      $    46,275
South Korean Won 11/30/05       4,500,000,000        4,388,332      $    73,741
--------------------------------------------------------------------------------
Total                                             $ 65,607,874      $   432,872

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                               $ 626,202,156
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.7%
Advertising Agencies - 2.1%
         4,976,850    Interpublic Group of Companies, Inc.*,#                                                       $     62,210,625
Automotive - Cars and Light Trucks - 2.0%
         5,287,551    Tata Motors, Ltd.                                                                                   58,329,529
Automotive - Truck Parts and Equipment - Original - 1.1%
           781,800    Lear Corp.#                                                                                         33,437,586
Broadcast Services and Programming - 5.0%
           415,732    Discovery Holding Co. - Class A*                                                                     5,932,496
         2,137,673    Liberty Global, Inc. - Class A*,#                                                                  101,411,206
         4,157,326    Liberty Media Corp. - Class A*                                                                      36,542,896
                                                                                                                         143,886,598
Building - Mobile Home and Manufactured Homes - 0.9%
           713,630    Thor Industries, Inc.                                                                               25,547,954
Building Products - Cement and Aggregate - 2.9%
         1,216,233    Cemex S.A. de C.V. (ADR)#                                                                           57,357,548
        17,643,412    Gujarat Ambuja Cements, Ltd.                                                                        26,178,993
                                                                                                                          83,536,541
Cable Television - 4.1%
         4,173,930    EchoStar Communications Corp. - Class A*,#                                                         119,875,270
Casino Hotels - 2.2%
           863,230    Station Casinos, Inc.#                                                                              63,404,244
Commercial Banks - 2.9%
         2,370,000    ICICI Bank, Ltd. (ADR)#                                                                             62,591,700
             2,763    Mitsubishi Tokyo Financial Group, Inc.                                                              23,178,096
                                                                                                                          85,769,796
Computer Services - 4.5%
         6,275,905    Ceridian Corp.*,#                                                                                  131,354,692
Computers - 2.2%
         1,515,784    Apple Computer, Inc.*                                                                               64,648,188
Diversified Minerals - 1.0%
           926,515    Companhia Vale do Rio Doce (ADR)                                                                    30,167,328
Diversified Operations - 3.7%
         2,190,146    Smiths Group PLC**                                                                                  36,808,682
         2,305,785    Tyco International, Ltd. (U.S. Shares)                                                              70,257,269
                                                                                                                         107,065,951
E-Commerce/Services - 0.9%
         1,012,765    IAC/InterActiveCorp*                                                                                27,040,826
Electric - Generation - 1.7%
        22,965,407    National Thermal Power Corporation, Ltd.                                                            49,444,818
Electronic Components - Semiconductors - 3.1%
         4,500,865    Advanced Micro Devices, Inc.*,#                                                                     90,377,369
Enterprise Software/Services - 1.6%
         1,672,075    Computer Associates International, Inc.#                                                            45,898,458
Finance - Investment Bankers/Brokers - 5.9%
         5,588,941    E*TRADE Financial Corp.*                                                                            86,684,474
         2,367,000    JP Morgan Chase & Co.                                                                               83,176,380
                                                                                                                         169,860,854
Finance - Mortgage Loan Banker - 0.8%
         1,125,370    Housing Development Finance Corporation, Ltd.                                                       23,823,829
Financial Guarantee Insurance - 1.7%
           832,100    MBIA, Inc.*,#                                                                                       50,541,754
Food - Canned - 0.1%
            66,856    TreeHouse Foods, Inc.*                                                                               2,044,456
Food - Dairy Products - 0.4%
           334,280    Dean Foods Co.*                                                                                     11,933,796
Food - Diversified - 0.7%
         2,180,157    Cadbury Schweppes PLC**                                                                             20,954,466
Independent Power Producer - 2.5%
         5,555,970    Reliant Energy, Inc.*,#                                                                             73,672,162
Leisure and Recreation Products - 2.1%
        14,576,266    EMI Group PLC*,**                                                                                   61,752,049
Machinery - Construction and Mining - 0.7%
           440,795    Terex Corp.*                                                                                        21,343,294
Metal Processors and Fabricators - 1.5%
         6,291,570    Bharat Forge, Ltd.                                                                                  44,324,142
Money Center Banks - 1.6%
         3,745,842    ICICI Bank, Ltd.*                                                                                   45,975,862
Multi-Line Insurance - 0.8%
           825,000    CNA Financial Corp.*,#                                                                              24,758,250
Oil Companies - Exploration and Production - 1.5%
         1,200,000    Chesapeake Energy Corp.                                                                             31,332,000
           278,698    Cimarex Energy Co.*,#                                                                               11,688,594
                                                                                                                          43,020,594
Oil Companies - Integrated - 3.6%
           754,775    BP PLC (ADR)**                                                                                      49,724,577
         1,150,000    Suncor Energy, Inc. (U.S. Shares)                                                                   56,235,000
                                                                                                                         105,959,577
Oil Refining and Marketing - 3.6%
         2,159,880    SK Corp.**                                                                                         106,106,094
Paper and Related Products - 0.9%
        10,315,353    Ballarpur Industries, Ltd. (pound)                                                                  26,686,619
Petrochemicals - 5.3%
         9,461,169    Reliance Industries, Ltd.                                                                          152,841,308
Pipelines - 2.4%
         1,457,250    Kinder Morgan Management LLC*,#                                                                     69,161,085
Publishing - Periodicals - 0.8%
         1,674,700    Playboy Enterprises, Inc. - Class B*,(pound)                                                        22,507,968
Reinsurance - 2.0%
            20,958    Berkshire Hathaway, Inc. - Class B*                                                                 58,305,156
REIT - Diversified - 0.8%
           274,140    Vornado Realty Trust                                                                                24,299,770
Retail - Discount - 1.3%
         1,954,691    Fred's, Inc.                                                                                        37,725,536
Retail - Major Department Stores - 1.4%
           733,615    J.C. Penney Company, Inc.                                                                           41,185,146
Soap and Cleaning Preparations - 2.3%
         2,268,103    Reckitt Benckiser PLC**                                                                             68,012,238
Steel - Producers - 2.2%
         7,437,463    Tata Steel, Ltd.                                                                                    62,909,586
Television - 4.9%
         5,644,742    British Sky Broadcasting Group PLC**                                                                52,912,767
         1,639,875    SBS Broadcasting S.A. (U.S. Shares)*, (pound)                                                       78,369,626
         1,267,992    Sinclair Broadcast Group, Inc. - Class A#                                                           11,411,928
                                                                                                                         142,694,321
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,846,514,734)                                                                               2,734,395,685
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Retail - Discount - 0%
   $    16,925,000    Ames Department Stores, Inc., 10.00%, senior notes,
                        due 4/15/06 ***,(euro),(beta),(oo) (cost $7,900,645)                                                       0
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Metal Processors and Fabricators - 0%
           149,265    Bharat Forge, Ltd. - expires 9/30/06*,(beta),(oo) (cost $0)                                            300,108
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.0%
       158,175,334    State Street Navigator Securities Lending
                      Prime Portfolio +                                                                                  158,175,334
        16,357,631    U.S. Treasury Notes/Bonds+                                                                          16,357,631
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $174,532,965)                                                                               174,532,965
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.3%
        $7,500,000    Banc of America Securities LLC, 3.3325%
                       dated 7/29/05, maturing 8/1/05
                       to be repurchased at $7,502,083
                       collateralized by $7,814,955
                       in U.S. Government Agencies
                       4.00% - 6.50%, 2/25/17 - 7/15/35
                       with a value of $7,650,000
                       (cost $7,500,000)                                                                                   7,500,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,036,448,344) - 100%                                                                $  2,916,728,758
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   70,257,269                2.4%
Brazil                                   30,167,328                1.0
Canada                                   56,235,000                1.9
India                                   553,406,494               19.0
Japan                                    23,178,096                0.8
Luxembourg                               78,369,626                2.7
Mexico                                   57,357,548                2.0
South Korea                             106,106,094                3.6
United Kingdom                          290,164,779                9.9
United States++                       1,651,486,524               56.7
      Total                          $2,916,728,758              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (50.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2005

Currency Sold and                Currency           Currency        Unrealized
Settlement Date                  Units Sold       Value in $U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 8/19/05               9,300,000     $ 16,337,424      $ 1,127,976
British Pound 12/2/05             131,600,000      230,800,738        9,448,222
British Pound 1/27/06              11,100,000       19,460,788           89,642
South Korean Won 11/14/05      72,850,000,000       71,027,436        1,672,677
South Korean Won 11/30/05      28,750,000,000       28,036,563          585,551
--------------------------------------------------------------------------------
Total                                             $365,662,949      $12,924,068

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt
PLC               Public Limited Company
REIT              Real Estate Investment Trust
U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.
*                 Non-income-producing security.
**                A portion of this security has been segregated by the
                  custodian to cover margin or segregation requirements on
                  open futures contracts, forward currency contracts,
                  when-issued securities and/or securities with extended
                  settlement dates.
***               Rate is subject to change.  Rate shown reflects current rate.
(euro)            Security is a defaulted security in Janus Contrarian Fund with accrued interest in the amount of $601,787 that was written-off August 21, 2001.
(beta)            Security is illiquid.
#                 Loaned security, a portion or all of the security is on loan as of July 31, 2005.
+                 The security is purchased with the cash collateral received from securities on loan.

(oo)  Schedule of Fair Valued Securities (as of July 31, 2005)

                                                                                                   Value as a % of
                                                                              Value             Investment Securities
---------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
Ames Department Stores, Inc., 10.00%, senior notes, due 4/15/06                 $       --               0%
Bharat Forge, Ltd. - expires 9/30/06                                               308,108               0%
---------------------------------------------------------------------------------------------------------------------
                                                                                $  308,108               0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

(pound)The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2005.

----------------------------------------------------------------------------------------------------------------------------------
                                          Purchases                  Sales                Realized     Dividend       Value
                                     Shares      Cost        Shares         Cost         Gain/(Loss)    Income      at 7/31/05
                                     ---------------------------------------------------------------------------------------------
Ballarpur Industries, Ltd.                --   $    --           --        $        --   $        --    $    --    $ 26,686,619
Playboy Enterprises, Inc.-- Class B       --        --           --                 --            --         --      22,507,968
SBS Broadcasting S.A. (U.S. Shares)       --        --      182,208         11,238,179    (2,904,400)        --      78,369,626
                                     ---------------------------------------------------------------------------------------------
                                          --   $    --      182,208        $11,238,179   $(2,904,400)   $    --    $127,564,213
                                     ---------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                            $  570,803,838
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Janus Core Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 83.7%
Aerospace and Defense - 1.7%
           216,400    Lockheed Martin Corp.                                                                         $     13,503,360
Applications Software - 2.6%
           785,610    Microsoft Corp.                                                                                     20,119,472
Audio and Video Products - 0.4%
            33,590    Harman International Industries, Inc.                                                                2,887,061
Automotive - Cars and Light Trucks - 0.5%
            80,719    BMW A.G.**                                                                                           3,773,937
Beverages - Non-Alcoholic - 0.7%
            98,660    PepsiCo, Inc.                                                                                        5,379,930
Broadcast Services and Programming - 1.2%
           275,995    Clear Channel Communications, Inc.#                                                                  9,008,477
Casino Hotels - 1.5%
           149,415    Harrah's Entertainment, Inc.                                                                        11,764,937
Cellular Telecommunications - 0.6%
           185,855    Nextel Partners, Inc. - Class A*,#                                                                   4,627,790
Cosmetics and Toiletries - 2.4%
           331,325    Procter & Gamble Co.                                                                                18,431,610
Diversified Operations - 7.8%
           651,685    General Electric Co.                                                                                22,483,132
           330,550    Honeywell International, Inc.                                                                       12,984,004
           746,087    Smiths Group PLC**                                                                                  12,539,109
           429,655    Tyco International, Ltd. (U.S. Shares)                                                              13,091,587
                                                                                                                          61,097,832
E-Commerce/Services - 1.6%
           479,445    IAC/InterActiveCorp*                                                                                12,801,182
Electronic Components - Semiconductors - 7.7%
         1,136,340    Advanced Micro Devices, Inc.*,#                                                                     22,817,707
            15,800    Samsung Electronics Company, Ltd.                                                                    8,658,364
           911,435    Texas Instruments, Inc.                                                                             28,947,175
                                                                                                                          60,423,246
Entertainment Software - 0.9%
           117,665    Electronic Arts, Inc.*,#                                                                             6,777,504
Finance - Investment Bankers/Brokers - 6.2%
           122,495    Citigroup, Inc.#                                                                                     5,328,533
           553,875    JP Morgan Chase & Co.                                                                               19,463,168
           399,460    Merrill Lynch & Company, Inc.                                                                       23,480,258
                                                                                                                          48,271,959
Finance - Mortgage Loan Banker - 0.5%
           113,733    Countrywide Financial Corp.                                                                          4,094,388
Food - Canned - 0.5%
           134,365    TreeHouse Foods, Inc.*                                                                               4,108,882
Hotels and Motels - 2.0%
            61,240    Four Seasons Hotels, Inc.                                                                            4,072,460
            79,535    Marriott International, Inc. - Class A                                                               5,445,761
           100,260    Starwood Hotels & Resorts Worldwide, Inc.                                                            6,348,464
                                                                                                                          15,866,685
Machinery - Construction and Mining - 1.3%
         1,084,060    Komatsu, Ltd.                                                                                       10,219,348
Medical - Biomedical and Genetic - 1.2%
           199,640    Celgene Corp.*                                                                                       9,552,774
Medical - Drugs - 5.1%
            84,260    Eli Lilly and Co.                                                                                    4,745,523
            80,355    Forest Laboratories, Inc.*,#                                                                         3,207,772
           174,035    Pfizer, Inc.                                                                                         4,611,928
           155,722    Roche Holding A.G.                                                                                  21,152,480
            71,580    Sanofi-Aventis**,#                                                                                   6,182,335
                                                                                                                          39,900,038
Medical - HMO - 3.1%
           298,955    Aetna, Inc.                                                                                         23,139,117
            19,040    UnitedHealth Group, Inc.                                                                               995,792
                                                                                                                          24,134,909
Multimedia - 0.9%
           435,655    Time Warner, Inc.*                                                                                   7,414,848
Networking Products - 0.7%
           293,105    Cisco Systems, Inc.*                                                                                 5,612,961
Oil - Field Services - 0.9%
           120,985    Halliburton Co.,#                                                                                    6,781,209
Oil Companies - Exploration and Production - 3.2%
           161,345    Apache Corp.                                                                                        11,035,998
           168,655    EnCana Corp. (U.S. Shares)                                                                           6,973,884
           121,680    EOG Resources, Inc.#                                                                                 7,434,648
                                                                                                                          25,444,530
Oil Companies - Integrated - 10.3%
           170,375    Amerada Hess Corp.#                                                                                 20,080,398
           151,325    BP PLC (ADR)**,#                                                                                     9,969,291
           436,775    Exxon Mobil Corp.                                                                                   25,660,530
           310,807    Suncor Energy, Inc.                                                                                 15,227,917
            36,562    Total S.A. - Class B**,#                                                                             9,140,166
                                                                                                                          80,078,302
Oil Refining and Marketing - 0.7%
            71,130    Premcor, Inc.#                                                                                       5,451,403
Pharmacy Services - 0.7%
           126,810    Caremark Rx, Inc.*                                                                                   5,653,190
Reinsurance - 1.0%
             2,843    Berkshire Hathaway, Inc. - Class B*,#                                                                7,909,226
Retail - Consumer Electronics - 1.0%
           100,115    Best Buy Company, Inc.                                                                               7,668,809
Retail - Discount - 0.5%
            62,375    Target Corp.#                                                                                        3,664,531
Retail - Regional Department Stores - 1.5%
           155,555    Federated Department Stores, Inc.                                                                   11,801,958
Semiconductor Components/Integrated Circuits - 0.9%
            93,850    Linear Technology Corp.#                                                                             3,647,011
            89,590    Maxim Integrated Products, Inc.                                                                      3,751,133
                                                                                                                           7,398,144
Telecommunication Equipment - Fiber Optics - 0.8%
           347,635    Corning, Inc.*                                                                                       6,622,447
Television - 1.8%
         1,524,051    British Sky Broadcasting Group PLC**                                                                14,286,172
Therapeutics - 2.3%
            90,075    Gilead Sciences, Inc.*                                                                               4,036,261
           315,565    MGI Pharma, Inc.*,#                                                                                  8,614,924
           109,240    Neurocrine Biosciences, Inc.*                                                                        5,416,119
                                                                                                                          18,067,304
Transportation - Railroad - 2.5%
           199,857    Canadian National Railway Co. (U.S. Shares)                                                         13,280,497
            91,405    Union Pacific Corp.#                                                                                 6,426,686
                                                                                                                          19,707,183
Transportation - Services - 0.5%
            46,730    FedEx Corp.                                                                                          3,929,526
Web Portals/Internet Service Providers - 1.8%
           412,140    Yahoo!, Inc.*                                                                                       13,740,748
Wireless Equipment - 2.2%
           664,730    Motorola, Inc.                                                                                      14,078,981
           210,290    Nokia Oyj (ADR)**,#                                                                                  3,354,126
                                                                                                                          17,433,107
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $527,009,374)                                                                                   655,410,919
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.2%
Automotive - Cars and Light Trucks - 0.6%
             5,895    Porsche A.G.**                                                                                       4,672,721
Electronic Components - Semiconductors - 0.6%
            13,510    Samsung Electronics Company, Ltd.                                                                    5,077,785
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $7,310,263)                                                                                    9,750,506
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.4%
        89,149,428    State Street Navigator Securities Lending Prime Portfolio+ (cost $89,149,428)                       89,149,428
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.7%
      $ 28,800,000    Banc of America Securities LLC, 3.3325%
                      dated 7/29/05, maturing 8/1/05
                      to be repurchased at $28,807,998
                      collateralized by $30,009,428
                      in U.S. Government Agencies
                      4.00% - 6.50%, 2/25/17 - 7/15/35
                      with a value of $29,376,000
                      (cost $28,800,000)                                                                                  28,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $652,269,065) - 100%                                                                  $    783,110,853
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   13,091,587                1.7%
Canada                                   39,554,758                5.0%
Finland                                   3,354,126                0.4%
France                                   15,322,501                2.0%
Germany                                   8,446,658                1.1%
Japan                                    10,219,348                1.3%
South Korea                              13,736,149                1.7%
Switzerland                              21,152,480                2.7%
United Kingdom                           36,794,572                4.7%
United States++                         621,438,674               79.4%
      Total                          $  783,110,853              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (64.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2005

                                    Currency        Currency        Unrealized
Currency Sold and Settlement Date  Units Sold    Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05               3,825,000     $  6,708,304      $   274,616
British Pound 1/27/06               2,150,000        3,769,432           17,363
Euro 1/27/06                        7,245,000        8,866,273           21,799
--------------------------------------------------------------------------------
Total                                             $ 19,344,009      $   313,778

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Core Equity Fund                                            $ 136,430,165
--------------------------------------------------------------------------------

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.6%
Advertising Sales - 2.5%
         1,138,425    Lamar Advertising Co.*                                                                        $     50,102,084
Airlines - 0.9%
           372,978    Ryanair Holdings PLC (ADR)*,#                                                                       17,459,100
Apparel Manufacturers - 0.4%
           242,510    Coach, Inc.*                                                                                         8,514,526
Applications Software - 0.4%
           314,705    Citrix Systems, Inc.*,#                                                                              7,499,420
Audio and Video Products - 1.2%
           270,825    Harman International Industries, Inc.                                                               23,277,409
Batteries and Battery Systems - 0.5%
           139,195    Energizer Holdings, Inc.*                                                                            8,894,561
Broadcast Services and Programming - 0.4%
           545,665    CKX, Inc.*,#                                                                                         7,582,015
Building - Mobile Home and Manufactured Homes - 1.1%
           621,505    Thor Industries, Inc.#                                                                              22,249,879
Building - Residential and Commercial - 1.7%
            35,030    NVR, Inc.*,#                                                                                        32,858,140
Cable Television - 0.6%
           385,140    EchoStar Communications Corp. - Class A*                                                            11,061,221
Casino Services - 0.4%
           285,290    Scientific Games Corp.-Class A*,#                                                                    7,811,240
Cellular Telecommunications - 2.4%
         1,937,478    Nextel Partners, Inc. - Class A*,#                                                                  48,243,202
Commercial Services - 1.2%
           225,700    Alliance Data Systems Corp.*                                                                         9,608,049
           420,962    Iron Mountain, Inc.*,#                                                                              14,434,787
                                                                                                                          24,042,836
Commercial Services - Finance - 3.0%
           522,455    Jackson Hewitt Tax Service, Inc.#                                                                   13,223,336
           369,686    Moody's Corp.#                                                                                      17,489,845
           828,716    Paychex, Inc.                                                                                       28,930,475
                                                                                                                          59,643,656
Computers - 0.8%
           347,190    Apple Computer, Inc.*                                                                               14,807,654
Computers - Integrated Systems - 0.7%
           407,170    NCR Corp.*,#                                                                                        14,132,871
Containers - Metal and Glass - 2.4%
           888,855    Ball Corp.                                                                                          33,732,047
           570,995    Owens-Illinois, Inc.*                                                                               14,646,022
                                                                                                                          48,378,069
Cruise Lines - 0.7%
           292,080    Royal Caribbean Cruises, Ltd. (U.S. Shares)#                                                        13,275,036
Data Processing and Management - 1.2%
           553,975    NAVTEQ Corp.*                                                                                       24,358,281
Dental Supplies and Equipment - 0.7%
           332,710    Patterson Companies, Inc.*                                                                          14,838,866
Distribution/Wholesale - 0.8%
           298,315    United Stationers, Inc.*,#                                                                          15,467,633
Diversified Operations - 0.5%
           260,540    Pentair, Inc.#                                                                                      10,465,892
Diversified Operations-Commercial Services - 0.8%
           736,505    Cendant Corp.#                                                                                      15,731,747
Electric Products - Miscellaneous - 1.4%
           684,250    AMETEK, Inc.                                                                                        28,191,100
Electronic Components - Semiconductors - 3.3%
         1,428,350    Advanced Micro Devices, Inc.*,#                                                                     28,681,267
           248,630    Altera Corp.*,#                                                                                      5,437,538
           665,380    ATI Technologies, Inc. (U.S. Shares)*,#                                                              8,377,134
           491,820    International Rectifier Corp.*,#                                                                    23,140,131
                                                                                                                          65,636,070
Entertainment Software - 1.1%
           530,926    Activision, Inc.*                                                                                   10,799,035
           181,835    Electronic Arts, Inc.*                                                                              10,473,696
                                                                                                                          21,272,731
Fiduciary Banks - 1.2%
           253,462    Investors Financial Services Corp.#                                                                  8,724,162
           280,590    Northern Trust Corp.#                                                                               14,253,972
                                                                                                                          22,978,134
Finance - Other Services - 1.0%
            64,560    Chicago Mercantile Exchange Holdings, Inc.#                                                         19,435,788
Food - Canned - 0.9%
           582,729    TreeHouse Foods, Inc.*                                                                              17,819,853
Food - Dairy Products - 1.4%
           780,772    Dean Foods Co.*                                                                                     27,873,560
Hospital Beds and Equipment - 0.3%
           103,008    Kinetic Concepts, Inc.*                                                                              6,177,390
Hotels and Motels - 1.2%
           387,975    Starwood Hotels & Resorts Worldwide, Inc.                                                           24,566,577
Human Resources - 1.8%
           540,525    Manpower, Inc.                                                                                      25,837,095
           271,105    Robert Half International, Inc.                                                                      9,187,748
                                                                                                                          35,024,843
Independent Power Producer - 1.1%
         1,627,525    Reliant Energy, Inc.*                                                                               21,580,982
Industrial Automation and Robotics - 0.4%
           164,585    Rockwell Automation, Inc.                                                                            8,477,773
Instruments - Scientific - 1.8%
           527,972    Fisher Scientific International, Inc.*                                                              35,400,523
Insurance Brokers - 0.4%
           220,520    Willis Group Holdings, Ltd.                                                                          7,312,443
Internet Infrastructure Software - 0.9%
           243,530    F5 Networks, Inc.*                                                                                  10,272,095
           929,120    TIBCO Software, Inc.*,#                                                                              7,144,933
                                                                                                                          17,417,028
Internet Security - 0.6%
           511,180    Check Point Software Technologies, Ltd. (U.S. Shares)*                                              11,516,885
Investment Management and Advisory Services - 1.9%
           566,865    T. Rowe Price Group, Inc.                                                                           37,611,493
Leisure and Recreation Products - 0.6%
           268,405    Brunswick Corp.                                                                                     12,496,937
Machinery - Construction and Mining - 1.2%
           498,710    Terex Corp.*                                                                                        24,147,538
Machinery - Pumps - 0.6%
           302,820    Graco, Inc.#                                                                                        11,576,809
Medical - Biomedical and Genetic - 3.7%
           900,230    Celgene Corp.*                                                                                      43,076,005
           343,760    Invitrogen Corp.*,#                                                                                 29,484,295
                                                                                                                          72,560,300
Medical - Drugs - 0.9%
           119,655    Merck KGaA                                                                                          10,638,302
           155,535    OSI Pharmaceuticals, Inc.*,#                                                                         6,423,596
                                                                                                                          17,061,898
Medical - HMO - 1.2%
           333,412    Coventry Health Care, Inc.*                                                                         23,582,231
Medical Instruments - 1.6%
           189,155    Intuitive Surgical, Inc.*,#                                                                         13,127,357
           407,665    St. Jude Medical, Inc.*                                                                             19,327,398
                                                                                                                          32,454,755
Medical Products - 0.9%
            89,000    Synthes, Inc.                                                                                        9,650,506
           233,385    Varian Medical Systems, Inc.*                                                                        9,162,695
                                                                                                                          18,813,201
Miscellaneous Manufacturing - 0.8%
         8,504,360    FKI PLC                                                                                             15,625,079
Motion Pictures and Services - 0.6%
         1,208,450    Lions Gate Entertainment Corp. (U.S. Shares)*,#                                                     12,386,613
Multi-Line Insurance - 1.0%
           556,875    Assurant, Inc.                                                                                      20,576,531
Oil Companies - Exploration and Production - 4.2%
           926,200    EOG Resources, Inc.                                                                                 56,590,819
           503,320    Murphy Oil Corp.#                                                                                   26,696,093
                                                                                                                          83,286,912
Optical Supplies - 0.7%
           115,250    Alcon, Inc. (U.S. Shares)                                                                           13,201,888
Physical Therapy and Rehabilitation Centers - 0.2%
           818,120    HEALTHSOUTH Corp.*                                                                                   4,385,123
Pipelines - 2.1%
           476,571    Kinder Morgan, Inc.#                                                                                42,348,099
Printing - Commercial - 0.5%
           300,165    R.R. Donnelley & Sons Co.                                                                           10,820,948
Property and Casualty Insurance - 0.7%
           348,785    W. R. Berkley Corp.                                                                                 13,055,023
Publishing - Periodicals - 0.4%
           320,115    Dex Media, Inc.#                                                                                     8,050,892
Recreational Vehicles - 0.6%
           227,975    Polaris Industries, Inc.#                                                                           12,607,018
Reinsurance - 1.6%
            11,441    Berkshire Hathaway, Inc. - Class B*                                                                 31,828,862
Respiratory Products - 0.8%
           402,590    Respironics, Inc.*,#                                                                                15,258,161
Retail - Apparel and Shoe - 0.9%
           245,585    Abercrombie & Fitch Co. - Class A                                                                   17,694,399
Retail - Auto Parts - 0.9%
           252,566    Advance Auto Parts, Inc.*                                                                           17,416,951
Retail - Office Supplies - 1.3%
         1,118,815    Staples, Inc.                                                                                       25,475,418
Retail - Restaurants - 1.0%
           396,251    Yum! Brands, Inc.                                                                                   20,743,740
Schools - 1.4%
           263,784    Apollo Group, Inc. - Class A*,#                                                                     19,823,368
            90,535    Strayer Education, Inc.#                                                                             8,911,360
                                                                                                                          28,734,728
Semiconductor Components/Integrated Circuits - 2.1%
           352,845    Linear Technology Corp.                                                                             13,711,557
           617,665    Marvell Technology Group, Ltd.*,#                                                                   26,985,784
                                                                                                                          40,697,341
Semiconductor Equipment - 1.3%
           258,550    KLA-Tencor Corp.                                                                                    13,367,035
           433,920    Novellus Systems, Inc.*,#                                                                           12,518,592
                                                                                                                          25,885,627
Telecommunication Equipment - 0.5%
           403,340    Adtran, Inc.#                                                                                       10,793,378
Telecommunication Services - 0.9%
           611,140    Amdocs, Ltd. (U.S. Shares)*                                                                         18,144,747
Television - 0.8%
           571,573    Univision Communications, Inc. - Class A*,#                                                         16,164,084
Textile-Home Furnishings - 0.9%
           200,485    Mohawk Industries, Inc.*                                                                            17,606,593
Therapeutics - 2.0%
           366,228    Gilead Sciences, Inc.*                                                                              16,410,677
           486,527    Neurocrine Biosciences, Inc.*                                                                       24,122,008
                                                                                                                          40,532,685
Toys - 1.0%
         1,044,122    Marvel Enterprises, Inc.*                                                                           20,245,526
Transportation - Marine - 0.5%
           186,805    Alexander & Baldwin, Inc.#                                                                           9,990,331
Transportation - Railroad - 0.6%
           183,385    Canadian National Railway Co. (U.S. Shares)                                                         12,185,933
Transportation - Services - 0.6%
           226,860    Expeditors International of Washington, Inc.#                                                       12,488,643
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,132,656,228)                                                                               1,739,913,453
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.3%
       204,836,721    State State Street Navigator Securities Lending
                         Prime Portfolio + (cost $204,836,721)                                                           204,836,721
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.1%
       $38,000,000    Nomura Securities International, Inc., 3.33%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $38,010,545
                         collateralized by $187,631,050
                         in U.S. Government Agencies
                         0% - 12.60%, 10/15/15 - 7/15/35; with a
                         value of $38,760,000                                                                             38,000,000

         2,800,000    Banc of America Securities LLC, 3.3325%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $2,800,778
                         collateralized by $2,917,583
                         in U.S. Government Agencies
                         4.00% - 6.50%, 2/25/17 - 7/15/35
                         with a value of $2,856,000                                                                        2,800,000

------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (total cost $40,800,000)                                                                      40,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,378,292,949) - 100%                                                                $  1,985,550,174
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   34,298,227                1.7%
Canada                                   32,949,680                1.6%
Germany                                  10,638,302                0.5%
Ireland                                  17,459,100                0.9%
Israel                                   11,516,885                0.6%
Liberia                                  13,275,036                0.7%
Switzerland                              13,201,888                0.7%
United Kingdom                           33,769,826                1.7%
United States++                       1,818,441,230               91.6%
      Total                          $1,985,550,174              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (79.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of July 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Enterprise Fund                                             $204,836,721
--------------------------------------------------------------------------------

Janus Federal Tax-Exempt Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities 97.6%
Alabama - 0.8%
   $     1,000,000    Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care,
                      (Capstone Village), Series A, 5.125%, due 8/1/15 WI                                           $        992,480
Alaska - 0.9%
        1,000,000    Alaska Student Loan Corporation, Education Loan Revenue Bonds, Series A, 5.00%, due
                      6/1/15                                                                                               1,068,800
Arizona - 2.0%
         1,275,000    Glendale, Arizona, Industrial Development Authority Refunding Bonds, 5.00%, due
                      12/1/28                                                                                              1,285,149
         1,000,000    Mesa, Arizona, Street and Highway Revenue, (FGIC Insured), 6.25%, due 7/1/11                         1,150,260
                                                                                                                           2,435,409
Arkansas - 1.7%
         1,000,000    Independence County, Arkansas, Pollution Control Revenue Refunding Bonds, (Entergy
                      Arkansas, Inc. Project), 5.00%, due 1/1/21                                                           1,020,010
         1,000,000    Washington County, Arkansas, Hospital Revenue, (Regional Medical Center), Series B,
                      5.00%, due 2/1/19 WI                                                                                 1,030,490
                                                                                                                           2,050,500
California - 6.2%
         1,500,000    Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue Bonds,
                      (AMBAC Insured), Series B, 5.00%, due 7/1/24                                                         1,565,475
           500,000    California Health Facilities Financing Authority Revenue, (Cedars-Sinai Medical Center),
                      5.00%, due 11/15/06                                                                                    521,120
         1,420,000    California Health Facilities Financing Authority, (California Adventist Health
                      System/West), 5.00%, due 3/1/33                                                                      1,436,003
         1,000,000    California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds,
                      (Waste Management, Inc. Project), Series B, 5.00%, due 7/1/27                                          989,560
         2,000,000    California Statewide Communities Development Authority Revenue, Huntington
                      Memorial Hospital, 5.00%, due 7/1/19                                                                 2,130,220
         1,000,000    Poway, California, Housing Revenue, (Poinsettia Mobile Home Park Project), 5.00%, due
                       5/1/23                                                                                              1,006,910
                                                                                                                           7,649,288
Colorado - 4.6%
         1,000,000    Castle Rock, Colorado, Golf Enterprise Revenue, 5.20%, due 12/1/25**                                 1,021,580
         2,475,000    Colorado Educational and Cultural Facilities Authority Revenue, Student Housing
                      Revenue Bonds, (Inn at Auraria LLC Project), Series A, 5.375%, due 7/1/15                            2,479,578
         1,000,000    Platte River Power Authority, Colorado, Power Revenue, Series EE, 5.375%, due
                      6/1/18                                                                                               1,096,400
         1,000,000    SBC Metropolitan District, Colorado, (ACA Insured), 5.00%, due 12/1/20 WI                            1,042,560
                                                                                                                           5,640,118
District of Columbia - 1.7%
         2,000,000    Metropolitan Washington D.C. Airport Authority, Airport System Revenue Bonds,
                      (MBIA Insured), Series A, 5.00%, due 10/1/35                                                         2,074,100
Florida - 4.2%
         1,455,000    Florida Ports Financing Commission Revenue Bonds, (State Transportation Trust
                      Fund-Intermodel Program), (FGIC Insured), 5.50%, due 10/1/12                                         1,559,993
         2,000,000    Hillsborough County, Florida, Industrial Development Authority Hospital Revenue,
                      (Tampa General Hospital Project), Series B, 5.25%, due 10/1/28                                       2,079,220
         1,470,000    Miami-Dade County, Florida, School Board Certificates of Participation, (MBIA Insured),
                       Series B, 5.00%, due 5/1/31                                                                         1,573,503
                                                                                                                           5,212,716
Georgia - 1.6%
         1,000,000    Atlanta, Georgia, Tax Allocation, (Eastside Project), Series A, 5.625%, due 1/1/16 WI                  998,240
         1,000,000    Fulton County, Georgia, Development Authority Local District Cooling Facility
                      Revenue, (Maxon Atlantic Station LLC Project), Series A, 5.125%, due 3/1/26                            985,580
                                                                                                                           1,983,820
Illinois - 10.2%
         2,275,000    Central Lake County, Illinois, Joint Action Water Agency, (AMBAC Insured), 6.00%,
                      due 2/1/16                                                                                           2,676,788
         1,385,000    Coles and Cumberland County, Illinois, Community Unit School District No. 002,
                      (FGIC Insured), 5.35%, due 2/1/18                                                                    1,485,579
         3,995,000    Cook County, Illinois, (MBIA Insured), Series A, 6.25%, due 11/15/13**                               4,690,888
         1,500,000    Illinois Educational Facilities Authority Revenue, Art Institute of Chicago, Series A,
                      5.375%, due 3/1/18                                                                                   1,638,765
         1,000,000    Illinois Financial Authority Revenue, Friendship Village of Schaumburg, Series A,
                      5.00%, due 2/15/15                                                                                     999,220
         1,000,000    Lake and McHenry Counties, Illinois, Community Unit School District 118, (FSA
                      Insured), Series  A, 5.00%, due 1/1/20                                                               1,068,040
                                                                                                                          12,559,280
Indiana - 1.8%
         2,000,000    Indianapolis, Indiana, Local Public Improvement Bond Bank, (Airport Authority Project),
                       (FSA Insured), Series A, 5.625%, due 1/1/17                                                         2,193,160
Maine - 2.2%
         1,000,000    Maine Finance Authority Solid Waste Disposal Revenue, (Waste Management, Inc.
                      Project), Variable Rate, 4.65%, due 2/1/16                                                             991,760
         1,630,000    Maine Health and Higher Educational Facilities Authority Revenue, Series B, 5.00%, due
                      7/1/21                                                                                               1,752,560
                                                                                                                           2,744,320
Massachusetts - 2.5%
         2,000,000    Massachusetts State Development Finance Agency Revenue, Curry College, (ACA
                      Insured), Series A, 5.00%, due 3/1/35                                                                2,028,820
         1,000,000    Massachusetts State Development Finance Agency Revenue, Seven Hills Foundation and
                      Affiliates, (RDN Insured), 5.00%, due 9/1/35**                                                       1,029,490
                                                                                                                           3,058,310
Michigan - 6.1%
         1,500,000    Michigan State Hospital Finance Authority Revenue, Marquette General Hospital
                      Obligation Group, Series A, 5.00%, due 5/15/34                                                       1,506,810
         2,000,000    Michigan State Hospital Finance Authority Revenue, McLaren Health Care, Series C,
                      5.00%, due 8/1/20                                                                                    2,092,900
         2,500,000    Michigan State Trunk Line, Series A, 5.50%, due 11/1/18                                              2,776,650
         1,000,000    Taylor, Michigan, Tax Increment Finance Authority, (FSA Insured), 5.50%, due 5/1/15                  1,096,120
                                                                                                                           7,472,480
Minnesota - 6.3%
         1,000,000    Chaska, Minnesota, Electric Revenue, (Generating Facilities), Series A, 5.00%, due
                      10/1/30                                                                                              1,035,400
         1,165,000    Chaska, Minnesota, Electric Revenue, (Generating Facilities), Series A, 5.25%, due
                      10/1/20                                                                                              1,273,333
           570,000    Glencoe, Minnesota, Health Care Facilities Revenue, (Glencoe Regional Health Services
                      Project), 5.00%, due 4/1/20                                                                            587,140
         1,000,000    Minnesota State Higher Education Facilities Authority Revenue, (St. John's University),
                      Series 6-G, 5.00%, due 10/1/14                                                                       1,091,180
         2,505,000    Stillwater, Minnesota, Health Care Revenue Bonds, (Stillwater Health System Obligated
                      Group), 5.00%, due 6/1/19                                                                            2,646,257
         1,095,000    Virginia, Minnesota, Housing and Redevelopment Authority, Health Care Facility Lease
                      Revenue, 5.375%, due 10/1/30                                                                         1,122,057
                                                                                                                           7,755,367
Missouri - 0.8%
         1,000,000    Missouri State Development Finance Board Infrastructrue Revenue Bonds, (Crackerneck
                      Creek Project), Series C, 5.00%, due 3/1/26                                                          1,022,360
New Hampshire - 3.0%
         2,500,000    New Hampshire Health and Educational Facilities Authority, Healthcare System,
                      (Covenant Health), 5.375%, due 7/1/24                                                                2,649,600
         1,000,000    New Hampshire Health and Educational Facilities Authority, Southern New Hampshire
                      University, (ACA Insured), 5.00%, due 1/1/30                                                         1,022,560
                                                                                                                           3,672,160
New Mexico - 2.4%
         1,300,000    Albuquerque, New Mexico, Airport Revenue, Senior Lein Improvement Bonds, (MBIA
                      Insured), Series B, 5.00%, due 7/1/15**                                                              1,378,585
           500,000    Farmington, New Mexico, Pollution Control Revenue, (El Paso Electric), (FGIC Insured),
                       Series A, 4.00%, due 6/1/32                                                                           500,180
         1,000,000    Gallup, New Mexico, Pollution Control Revenue, (Tri-State Generation Project),
                      (AMBAC Insured), 5.00%, due 8/15/16                                                                  1,088,000
                                                                                                                           2,966,765
New York - 3.1%
         1,000,000    Monroe County, New York, Industrial Development Agency, Civic Facility Revenue,
                      (Highland Hospital of Rochester Project), 5.00%, due 8/1/14                                          1,055,580
         1,000,000    New York City Educational Construction Fund Revenue, Series A, 5.00%, due 4/1/23                     1,068,680
         1,545,000    New York State Metropolitan Transportation Authority Revenue, Series A, 5.50%, due
                      11/15/17                                                                                             1,730,462
                                                                                                                           3,854,722
North Carolina - 0.9%
         1,000,000    Durham County, North Carolina, (Public Improvement Bonds), Series B, 5.00%, due
                      4/1/19**                                                                                             1,076,690
North Dakota - 2.4%
         2,900,000    Grand Forks County, North Dakota, Building Authority Lease Revenue, First Mortgage
                      Bonds, (County Correctional Center Project), 5.00%, due 12/1/20 WI                                   3,004,806
Ohio - 2.7%
         1,185,000    Euclid, Ohio, (Various Purpose General Obligation Bonds), 5.00%, due 12/1/16                         1,275,475
         2,000,000    Ohio State Higher Educational Facility Revenue, (Wittenberg University 2005 Project),
                      5.00%, due 12/1/24                                                                                   2,050,160
                                                                                                                           3,325,635
Oklahoma - 1.8%
         1,000,000    Comanche County, Oklahoma, Development Financial Authority Revenue, (Comanche
                      County Memorial Hospital Project), Series B, 6.60%, due 7/1/31                                       1,101,340
         1,000,000    Tulsa, Oklahoma, Industrial Authority Revenue, (University of Tulsa), (MBIA Insured),
                      Series A, 6.00%, due 10/1/16                                                                         1,153,110
                                                                                                                           2,254,450
Oregon - 1.1%
         1,250,000    Clackamas County, Oregon, Hospital Facilities Authority Revenue, (Willamette Falls
                      Project), 5.375%, due 4/1/22                                                                         1,290,313
Pennsylvania - 5.7%
         1,625,000    Lebanon County, Pennsylvania, Health Facilities Authority Revenue, (Pleasant View
                      Retirement), Series B, 4.65%, due 12/1/29                                                            1,614,746
         1,000,000    Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue,
                      (Colver Project), (AMBAC Insured), Series F, 5.00%, due 12/1/15                                      1,070,750
         1,085,000    Pennsylvania State Higher Educational Facilities Authority Revenue, (Moravian College
                      Project), (RDN Insured), 5.00%, due 7/1/17                                                           1,156,556
         2,000,000    Pennsylvania State Higher Educational Facilities Authority Revenue, (Widener
                      University), 5.00%, due 7/15/39                                                                      2,050,400
         1,000,000    Philadelphia, Pennsylvania, Airport Revenue, (MBIA Insured), Series A, 5.00%, due
                      6/15/14                                                                                              1,068,590
                                                                                                                           6,961,042
Rhode Island - 2.9%
         1,265,000    Rhode Island Health and Educational Building Corporation Revenue, Hospital Financing,
                      (Landmark Medical Center), (RDN Insured), 5.00%, due 10/1/17 (WI)                                    1,339,344
         1,000,000    Rhode Island State Economic Development Corp., Airport Revenue Bonds, (MBIA
                      Insured), Series A, 5.00%, due 7/1/18                                                                1,056,800
         1,000,000    Rhode Island State Economic Development Corp., Providence Place Mall, (RDN Insured),
                       6.125%, due 7/1/20                                                                                  1,121,400
                                                                                                                           3,517,544
South Carolina - 2.7%
         1,275,000    Berkeley County, South Carolina, School District Installment Lease, 5.00%, due
                      12/1/28                                                                                              1,308,099
         2,000,000    Lancaster County, South Carolina, Educational Assistance Program, Inc., (School District
                       of Lancaster County Project), 5.00%, due 12/1/26                                                    2,058,460
                                                                                                                           3,366,559
Texas - 4.9%
         2,000,000    Abilene, Texas, Independent School District, (PSF-GTD Insured), 5.00%, due 2/15/17**                 2,152,340
         1,000,000    Comal County, Texas, Health Facilities Development, Healthcare System, (McKenna
                      Memorial Hospital Project), Series A, 6.25, due 2/1/32                                               1,074,100
         1,100,000    Harris County, Texas, Municipal Utility District No. 368, (RDN Insured), 6.125%, due
                      9/1/29                                                                                               1,258,103
         1,495,000    Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, (AMBAC
                      Insured), 5.00%, due 1/1/20                                                                          1,603,956
                                                                                                                           6,088,499
Virginia - 1.5%
         1,665,000    Virginia Port Authority, Port Facilities Revenue, (MBIA Insured), 5.25%, due 7/1/18                  1,814,866
Washington - 3.6%
         1,015,000    Douglas County, Washington, Public Utility District No. 1, Wells Hydroelectric Revenue
                       and Refunding Bonds, (FGIC Insured), Series A, 5.00%, due 9/1/16                                    1,082,843
         1,290,000    Skagit County, Washington, Public Hospital District No. 001, 5.375%, due 12/1/22                     1,339,072
         2,000,000    Washington State Health Care Facilities Authority Revenue, Overlake Hospital Medical
                      Center, (ACA Insured), Series B, 5.00%, due 7/1/25                                                   2,063,020
                                                                                                                           4,484,935
West Virginia - 0.8%
         1,000,000    Monongalia County, West Virginia, Building Community Hospital Revenue, Monogalia
                      General Hospital, Series A, 5.00%, due 7/1/30                                                        1,004,610
Wisconsin - 4.5%
         1,350,000    Brown County, Wisconsin, Airport Improvement Bonds, (XLCA Insured), Series A,
                      5.125%, due 11/1/24                                                                                  1,420,821
         1,000,000    Milwaukee County, Wisconsin, Airport Revenue, (FGIC Insured), Series A, 5.75%, due
                      12/1/25                                                                                              1,080,670
         1,050,000    Milwaukee, Wisconsin, Redevelopment Authority Revenue, (Science Education
                      Consortium Project), Series A, 5.125%, due 8/1/15                                                    1,029,263
         2,000,000    Wisconsin Health and Educational Facilities Authority Revenue Bonds, (Wheaton
                      Franciscan Services, Inc. System), 5.125%, due 8/15/33                                               2,057,640
                                                                                                                           5,588,394

------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Securities (total cost $119,564,401) - 97.6%                                                             120,184,498
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities - 2.4%
Indiana - 0.6%
           700,000    Indiana Health Facilities Financing Authority Hospital Revenue, (Clarian Health), Series
                      B, Variable Rate, 2.30%, 3/1/30                                                                        700,000
Iowa - 0.4%
           500,000    Iowa Higher Education Loan Authority Revenue, (Private College-St. Ambrose), Variable
                      Rate, 2.30%, 4/1/33                                                                                    500,000
Missouri - 0.4%
           500,000    Missouri Health and Educational Facilities Authority Educational Facilities Revenue,
                      (Washington University), Series C, Variable Rate, 2.31%, 3/1/40                                        500,000
Pennsylvania - 1.0%
         1,300,000    South Fork Municipal Authority Hospital Revenue, (Conemaugh Health System), Series
                      A, Variable Rate, 2.24%, 7/1/28                                                                      1,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Securities (total cost $3,000,000)                                                              3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $122,564,401) - 100%                                                                  $    123,184,498
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ACA               American Capital Access Corp.

AMBAC             American Municipal Bond Assurance Corp.

FGIC              Financial Guaranty Insurance Co.

FSA               Financial Security Assurance, Inc.

MBIA              Municipal Bond Investors Assurance Corp.

PSF-GTD           Public School Fund - Guaranteed

RDN               Radian Asset Assurance, Inc.

WI                When-Issued Security

XLCA              XL Capital Assurance Inc.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund                                     $8,811,538
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 28.6%
Aerospace and Defense - 0.2%
    $    2,750,000    Northrop Grumman Corp., 4.079%, notes, due 11/16/06                                           $      2,729,812
Agricultural Operations - 0.5%
         5,500,000    Bunge Limited Finance Corp., 4.375% company guaranteed notes, due 12/15/08                           5,435,111
Automotive - Cars and Light Trucks - 0.1%
         1,025,000    DaimlerChrysler North America Holding Corp., 4.875%, notes, due 6/15/10                              1,013,792
Brewery - 0.5%
         1,250,000    Anheuser-Busch Companies, Inc., 6.00%, bonds, due 11/1/41                                            1,370,760
         2,025,000    Foster's Finance Corp., 5.125%, notes, due 6/15/15 (144A)                                            1,989,678
         2,000,000    SABMiller PLC, 6.625%, bonds, due 8/15/33 (144A)                                                     2,265,616
                                                                                                                           5,626,054
Cable Television - 1.2%
         6,250,000    Comcast Cable Communications, Inc., 6.20%, notes, due 11/15/08                                       6,537,630
         4,500,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                          4,680,599
         3,900,000    Cox Communications, Inc., 4.625%, notes, due 1/15/10                                                 3,833,053
                                                                                                                          15,051,282
Cellular Telecommunications - 0.6%
         3,750,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                      4,007,813
         1,350,000    Nextel Communications, Inc., 7.375%, senior notes, due 8/1/15                                        1,454,625
         2,200,000    Rogers Wireless Communications, Inc., 6.535%, secured notes, due 12/15/10***                         2,290,750
                                                                                                                           7,753,188
Chemicals - Specialty - 0.1%
         1,250,000    Lubrizol Corp., 6.50%, debentures, due 10/1/34                                                       1,349,993
Commercial Banks - 0.7%
         1,950,000    Skandinaviska Enskilda Banken AB, 5.471%, subordinated notes, due 3/29/49 (144A)***                  1,965,543
         1,950,000    Sovereign Bank, 4.00%, deposit notes, due 2/1/08                                                     1,927,134
         3,550,000    Sovereign Bank, 5.125%, subordinated notes, due 3/15/13                                              3,547,800
         1,600,000    Sumitomo Mitsui Banking Corp., 5.625%, notes, due 7/15/49 (144A)***                                  1,593,981
                                                                                                                           9,034,458
Computer Services - 0.2%
         1,320,000    Sungard Data Systems, Inc., 9.125%, senior unsecured notes, due 8/15/13 (144A)WI                     1,371,150
           400,000    Sungard Data Systems, Inc., 4.875%, bonds, due 1/15/14                                                 350,000
           805,000    Sungard Data Systems, Inc., 10.25% senior subordinated notes, due 8/15/15 (144A)WI                     834,181
                                                                                                                           2,555,331
Computers - 0.2%
         3,000,000    IBM Corp., 2.375%, notes, due 11/1/06                                                                2,934,891
Computers - Peripheral Equipment - 0%
         2,750,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures, due
                      5/1/03 (144A)***,##,(oo),ss.                                                                                 0
         4,250,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures, due
                      5/1/03 (144A)***,(o),(oo),ss.                                                                                0
Containers - Metal and Glass - 1.7%
         2,500,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due
                      2/15/09                                                                                              2,643,750
         5,250,000    Owens-Illinois, Inc., 8.10%, senior notes, due 5/15/07                                               5,473,125
        11,135,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                              11,524,725
                                                                                                                          19,641,600
Cosmetics and Toiletries - 1.0%
         5,500,000    Gillette Co., 4.125%, senior notes, due 8/30/07***                                                   5,466,142
         6,000,000    Procter & Gamble Co., 4.75%, senior notes, due 6/15/07                                               6,048,138
                                                                                                                          11,514,280
Data Processing and Management - 0.3%
         3,750,000    Fiserv, Inc., 3.00%, notes, due 6/27/08                                                              3,562,988
Diversified Financial Services - 0.6%
         1,500,000    General Electric Capital Corp., 3.50%, notes, due 5/1/08                                             1,463,624
         3,250,000    General Electric Capital Corp., 3.75%, notes, due 12/15/09                                           3,144,206
         2,650,000    General Electric Capital Corp., 4.375%, notes, due 11/21/11                                          2,592,651
                                                                                                                           7,200,481
Diversified Operations - 0.9%
         3,850,000    Noble Group, Ltd., 6.625%, senior notes, due 3/17/15 (144A)                                          3,558,582
         7,000,000    Tyco International Group S.A., 5.80%, company guaranteed notes, due 8/1/06**                         7,096,516
                                                                                                                          10,655,098
Electric - Generation - 0.6%
         6,250,000    Allegheny Energy Supply Company LLC, 8.25%, bonds, due 4/15/12 (144A)***,ss.                         7,031,250
Electric - Integrated - 3.3%
         2,000,000    CenterPoint Energy, Inc., 5.875%, senior notes, due 6/1/08                                           2,050,274
         2,000,000    CenterPoint Energy, Inc., 6.85%, senior notes, due 6/1/15                                            2,216,464
         1,250,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                   1,315,625
         2,775,000    Dominion Resources, Inc., 5.125%, senior notes, due 12/15/09                                         2,804,978
         1,900,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    1,835,829
         4,500,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                      4,983,044
         2,000,000    NiSource, Inc., 3.628%, debentures, due 11/1/06                                                      1,967,652
         1,450,000    Northern States Power Co., 2.875%, first mortgage notes, due 8/1/06                                  1,429,815
         1,785,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                     1,763,457
         4,500,000    Southern California Edison Co., 7.625%, notes, due 1/15/10                                           4,989,731
         2,500,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                             2,715,150
         3,500,000    Southwestern Public Service Co., 5.125%, senior notes, due 11/1/06                                   3,526,362
         5,500,000    TXU Corp., 6.375%, senior notes, due 6/15/06                                                         5,581,542
         1,950,000    TXU Corp., 6.55%, notes, due 11/15/34 (144A)                                                         1,918,812
                                                                                                                          39,098,735
Electronic Components - Semiconductors - 0.1%
         1,065,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                       1,078,313
Electronics - Military - 0%
           400,000    L-3 Communications Corp., 3.00% bonds, due 8/1/35 (144A)                                               406,000
Finance - Auto Loans - 0.5%
         1,415,000    Ford Motor Credit Co., 7.375%, notes, due 10/28/09                                                   1,411,852
         2,000,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                          1,996,513
           450,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09                       434,729
         1,845,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                            1,797,113
                                                                                                                           5,640,207
Finance - Commercial - 0.3%
         3,800,000    CIT Group, Inc., 3.65%, senior notes, due 11/23/07                                                   3,725,531
Finance - Consumer Loans - 0.7%
         3,500,000    Household Finance Corp., 4.625%, notes, due 1/15/08                                                  3,506,744
         2,750,000    John Deere Capital Corp., 3.625%, notes, due 5/25/07                                                 2,713,266
         1,750,000    SLM Corp., 5.64%, notes, due 1/31/14***                                                              1,734,373
                                                                                                                           7,954,383
Finance - Credit Card - 0.2%
         2,025,000    Capital One Financial Corp., 5.50%, notes, due 6/1/15                                                2,049,818
Finance - Investment Bankers/Brokers - 0.3%
         1,900,000    Goldman Sachs Group, Inc., 5.125%, notes, due 1/15/15                                                1,903,213
         1,485,000    Jefferies Group, Inc., 5.50%, senior notes, due 3/15/16                                              1,462,211
                                                                                                                           3,365,424
Finance - Mortgage Loan Banker - 0.4%
         4,050,000    Residential Capital Corp., 4.835%, notes, due 6/29/07 (144A)***                                      4,054,212
           805,000    Residential Capital Corp., 6.375%, notes, due 6/30/10 (144A)                                           817,936
                                                                                                                           4,872,148
Food - Diversified - 1.2%
         7,000,000    General Mills, Inc., 3.875%, notes, due 11/30/07                                                     6,892,998
         8,500,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        8,117,993
                                                                                                                          15,010,991
Foreign Government - 0.2%
         2,250,000    United Mexican States, 4.625%, notes, due 10/8/08                                                    2,237,625
Funeral Services and Related Items - 0%
           284,000    Service Corporation International, 6.00%, senior unsecured notes, due 12/15/05                         285,065
Gas - Distribution - 0.5%
         1,215,000    Oneok, Inc., 5.20%, senior notes, due 6/15/15                                                        1,210,843
         3,750,000    Southwest Gas Corp., 7.625%, senior notes, due 5/15/12                                               4,239,484
                                                                                                                           5,450,327
Independent Power Producer - 0.3%
         2,025,000    NRG Energy, Inc., 8.00%, secured notes, due 12/15/13 (144A)                                          2,166,750
           950,000    Reliant Energy, Inc., 9.50%, secured notes, due 7/15/13                                              1,056,875
                                                                                                                           3,223,625
Investment Management and Advisory Services - 0.3%
         3,500,000    Franklin Resources, Inc., 3.70%, notes, due 4/15/08                                                  3,414,502
Leisure, Recreation and Gaming - 0.2%
         2,750,000    Hard Rock Hotel, Inc., 8.875%, notes, due 6/1/13                                                     2,990,625
Life and Health Insurance - 0.6%
         3,500,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A)ss.                                              3,648,526
         3,850,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                    4,172,622
                                                                                                                           7,821,148
Medical - Biomedical and Genetic - 0.1%
         1,650,000    Genentech, Inc., 4.75%, notes, due 7/15/15 (144A)                                                    1,637,069
Medical - HMO - 0.7%
         1,000,000    Coventry Health Care, Inc., 5.875%, senior notes, due 1/15/12                                        1,025,000
         2,000,000    Coventry Health Care, Inc., 6.125%, senior notes, due 1/15/15                                        2,040,000
         4,500,000    UnitedHealth Group, Inc., 3.30%, senior notes, due 1/30/08                                           4,360,675
           900,000    WellPoint Health Networks, Inc., 6.375%, notes, due 6/15/06                                            915,879
                                                                                                                           8,341,554
Metal Processors and Fabricators - 0.2%
         2,500,000    Precision Castparts Corp., 5.60%, company guaranteed notes, due 12/15/13                             2,544,908
Motorcycle and Motor Scooter Manufacturing - 0.2%
         2,750,000    Harley-Davidson, Inc., 3.625%, notes, due 12/15/08 (144A)                                            2,668,922
Multimedia - 1.0%
         6,000,000    News America, Inc., 6.625%, senior notes, due 1/9/08                                                 6,269,274
         3,750,000    Time Warner, Inc., 6.125%, company guaranteed notes, due 4/15/06                                     3,794,591
         2,000,000    Time Warner, Inc., 6.15%, company guaranteed notes, due 5/1/07                                       2,057,652
                                                                                                                          12,121,517
Mutual Insurance - 0.2%
         1,950,000    North Front, 5.81%, notes, due 12/15/24 (144A)***                                                    1,981,654
Non-Hazardous Waste Disposal - 0.2%
         2,450,000    Waste Management, Inc., 7.375%, senior notes, due 8/1/10                                             2,716,891
Office Automation and Equipment - 0.2%
         2,025,000    Pitney Bowes, Inc., 4.75%, senior notes, due 1/15/16                                                 1,988,963
Oil Companies - Exploration and Production - 0.2%
           350,000    Kerr-McGee Corp., 6.95%, secured notes, due 7/1/24                                                     367,992
         1,080,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                          1,198,800
           610,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 12/15/15
                      (144A)                                                                                                 598,105
           500,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22***                    607,000
                                                                                                                           2,771,897
Oil Companies - Integrated - 1.1%
         5,750,000    ChevronTexaco Capital Co., 3.50%, company guaranteed notes, due 9/17/07                              5,655,373
         2,750,000    El Paso CGP Co., 7.625%, notes, due 9/1/08                                                           2,818,750
         4,200,000    Occidental Petroleum Corp., 5.875%, senior notes, due 1/15/07                                        4,280,690
                                                                                                                          12,754,813
Oil Field Machinery and Equipment - 0.2%
         3,000,000    Cooper Cameron Corp., 2.65%, senior notes, due 4/15/07                                               2,897,079
Oil Refining and Marketing - 0.7%
         1,475,000    Enterprise Products Operating L.P., 4.95%, senior notes, due 6/1/10                                  1,464,911
         1,250,000    Enterprise Products Operating L.P., Series B, 6.375%, company guaranteed notes
                      due 2/1/13                                                                                           1,333,691
         2,000,000    Enterprise Products Operating L.P., 5.60%, senior notes, due 10/15/14                                2,028,524
         2,700,000    Enterprise Products Operating L.P., 6.65%, senior notes, due 10/15/34 (144A)                         2,912,660
           800,000    Valero Energy Corp., 6.875%, senior unsecured notes, due 4/15/12                                       884,506
                                                                                                                           8,624,292
Pipelines - 0.9%
         3,375,000    Kaneb Pipe Line Operating Partnership L.P., 5.875%, senior notes, due 6/1/13                         3,472,912
         3,850,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75%, senior notes, due 3/15/07                         3,738,970
         3,750,000    Panhandle Eastern Pipe Line Co., 4.80%, senior notes, due 8/15/08                                    3,748,991
                                                                                                                          10,960,873
Property and Casualty Insurance - 0.7%
         3,750,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                              3,895,234
           700,000    NYMAGIC, Inc., 6.50%, senior notes, due 3/15/14                                                        675,816
         4,150,000    Ohio Casualty Corp., 7.30%, notes, due 6/15/14                                                       4,460,287
                                                                                                                           9,031,337
Publishing - Periodicals - 0.3%
         1,475,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                  1,758,938
         1,709,000    Dex Media West Finance Co., 9.875%, senior subordinated notes, due 8/15/13                           1,948,260
                                                                                                                           3,707,198
Radio - 0.1%
         1,199,000    XM Satellite Radio Holdings, Inc., 12.00%, secured notes, due 6/15/10                                1,365,361
Reinsurance - 0.1%
         1,400,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                             1,370,268
Retail - Apparel and Shoe - 0.3%
         3,850,000    Gap, Inc., 6.90%, notes, due 9/15/07                                                                 4,015,546
Savings/Loan/Thrifts - 0.4%
         3,650,000    Webster Bank, 5.875%, subordinated notes, due 1/15/13                                                3,788,134
         1,000,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                               1,106,498
                                                                                                                           4,894,632
Special Purpose Banks - 0.2%
         2,575,000    Rabobank Capital Funding Trust II, 5.26%, bonds, due 12/31/49 (144A)                                 2,588,318
Special Purpose Entity - 0.6%
         1,600,000    Glencore Funding LLC, 6.00%, company guaranteed notes, due 4/15/14 (144A)                            1,533,267
         3,200,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                     3,646,608
         1,650,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A)                                1,685,289
                                                                                                                           6,865,164
Telecommunication Services - 0.1%
           750,000    Qwest Corp., 6.67063%, senior notes, due 6/15/13 (144A)***                                             783,750
Telephone - Integrated - 1.0%
         3,000,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                         2,975,397
           750,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14                                  772,500
         1,450,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14 (144A)                         1,493,500
         7,500,000    Deutsche Telekom International Finance B.V., 3.875%, company guaranteed notes, due
                      7/22/08**                                                                                            7,365,045
                                                                                                                          12,606,442
Theaters - 0.1%
         1,050,000    AMC Entertainment, Inc., 9.875%, senior subordinated notes, due 2/1/12                               1,060,500
Transportation - Services - 0.3%
         3,500,000    FedEx Corp., 2.65%, notes, due 4/1/07                                                                3,397,884
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $343,763,471)                                                                                345,410,908
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.4%
Cable Television - 0.1%
  EUR    1,300,000    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 (144A)**                              1,765,546
Drug Delivery Systems - 0.3%
  EUR    2,750,000    Fresenius Finance B.V., 7.75%, company guaranteed notes, due 4/30/09 (144A)**                        3,568,075
------------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $4,809,504)                                                                                      5,333,621
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 26.9%
        Fannie Mae:
        $4,547,470    7.00%, due 9/1/14                                                                                    4,761,867
         3,818,352    6.00%, due 6/1/17                                                                                    3,945,811
         3,139,214    5.00%, due 11/1/18                                                                                   3,148,856
         5,508,021    4.50%, due 5/1/19                                                                                    5,421,331
         6,542,676    4.50%, due 5/1/19                                                                                    6,439,702
         2,038,272    4.00%, due 6/1/19                                                                                    1,967,507
         9,449,799    5.00%, due 8/1/19                                                                                    9,476,080
         3,751,709    5.50%, due 9/1/19                                                                                    3,828,501
           658,936    5.50%, due 9/1/19                                                                                      673,584
         2,991,421    4.00%, due 2/1/20                                                                                    2,886,588
         1,915,975    4.50%, due 8/15/20C                                                                                  1,884,243
         7,447,999    5.50%, due 9/1/24                                                                                    7,538,256
         4,852,486    5.00%, due 5/1/25                                                                                    4,819,967
         3,183,028    7.00%, due 2/1/32                                                                                    3,356,314
         2,745,686    6.50%, due 5/1/32                                                                                    2,856,947
        10,172,661    5.50%, due 2/1/33**                                                                                 10,234,484
         4,624,165    5.50%, due 11/1/33                                                                                   4,651,003
         5,168,108    5.00%, due 11/1/33                                                                                   5,100,505
         3,116,540    5.50%, due 1/1/34                                                                                    3,134,628
         5,178,723    5.50%, due 2/1/34                                                                                    5,207,335
        12,707,553    5.00%, due 3/1/34                                                                                   12,541,327
         6,036,455    5.00%, due 4/1/34                                                                                    5,950,485
         9,389,964    6.00%, due 7/1/34                                                                                    9,619,387
         3,218,215    6.50%, due 8/1/34                                                                                    3,335,106
         9,345,818    6.00%, due 8/1/34                                                                                    9,550,914
         2,412,496    7.00%, due 10/1/34                                                                                   2,538,730
         1,559,841    6.00%, due 10/1/34                                                                                   1,594,072
         2,560,482    6.50%, due 11/1/34                                                                                   2,648,808
         1,812,861    5.50%, due 11/1/34                                                                                   1,822,877
         9,675,134    5.50%, due 12/1/34                                                                                   9,728,586
         2,170,539    6.50%, due 1/1/35                                                                                    2,250,150
         2,796,063    6.00%, due 2/1/35                                                                                    2,857,424
         4,751,538    5.50%, due 2/1/35                                                                                    4,779,116
         5,267,880    5.50%, due 3/1/35                                                                                    5,296,806
         3,108,298    5.00%, due 4/1/35                                                                                    3,062,229
         6,689,837    5.00%, due 5/1/35                                                                                    6,590,688
         4,694,418    5.50%, due 7/1/35                                                                                    4,717,890
         2,452,225    4.694%, due 7/1/35                                                                                   2,433,833
         4,773,647    5.00%, due 8/15/35C                                                                                  4,700,556
         4,635,952    4.50%, due 8/15/35C                                                                                  4,444,719
        Federal Home Loan Bank System:
         7,624,744    5.50%, due 12/1/32                                                                                   7,673,801
         4,172,471    5.50%, due 12/1/34                                                                                   4,196,766
         3,588,752    5.50%, due 12/1/34                                                                                   3,609,649
         3,704,367    6.00%, due 1/1/35**                                                                                  3,784,449
         3,136,025    4.50%, due 2/1/35                                                                                    3,004,879
        Freddie Mac:
         4,779,142    5.50%, due 1/1/18                                                                                    4,876,039
         8,473,168    4.50%, due 2/1/18**                                                                                  8,350,338
         4,484,807    5.00%, due 9/1/18                                                                                    4,500,807
         4,179,335    4.00%, due 4/1/19                                                                                    4,031,363
         5,556,620    5.00%, due 2/1/20                                                                                    5,574,481
         2,302,179    6.00%, due 11/1/33                                                                                   2,351,605
         2,762,069    5.50%, due 11/1/33                                                                                   2,779,074
         4,402,906    6.00%, due 2/1/34                                                                                    4,503,480
           996,916    6.50%, due 7/1/34                                                                                    1,034,052
         1,673,981    6.50%, due 7/1/34                                                                                    1,734,803
         1,965,864    6.00%, due 11/1/34                                                                                   2,008,377
         1,959,536    6.00%, due 12/1/34                                                                                   2,001,913
         7,853,706    5.50%, due 6/1/35                                                                                    7,899,436
         2,735,000    5.00%, due 8/15/35C                                                                                  2,691,410
        26,219,642    5.00%, due 8/15/35C,f                                                                               25,801,752
        Ginnie Mae:
         2,947,874    4.50%, due 10/15/33                                                                                  2,860,891
         5,735,178    5.00%, due 4/15/34                                                                                   5,700,639
         6,966,322    6.00%, due 10/20/34**                                                                                7,145,312
         3,174,637    6.50%, due 2/20/35                                                                                   3,303,560
         6,719,048    5.50%, due 3/20/35                                                                                   6,792,422
         4,588,561    5.50%, due 5/20/35                                                                                   4,638,669
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $327,024,568)                                                                     324,647,179
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Finance - Other Services - 0.2%
            38,250    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                  2,203,200
REIT - Diversified - 0.2%
            96,600    iStar Financial, Inc., 7.875%                                                                        2,496,511
Savings/Loan/Thrifts - 0.2%
            91,960    Chevy Chase Bank FSB, 8.00%                                                                          2,671,438
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $7,046,272)                                                                                    7,371,149
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 7.7%
      Fannie Mae:
       $48,575,000    3.25%, due 11/15/07**                                                                               47,549,290
         5,109,000    4.00%, due 9/2/08                                                                                    5,045,000
         6,430,000    5.50%, due 3/15/11                                                                                   6,752,400
         3,535,000    6.625%, due 11/15/30#                                                                                4,437,291
        Freddie Mac:
        25,230,000    2.75%, due 8/15/06**,#                                                                              24,885,838
         4,040,000    3.875%, due 6/15/08**,#                                                                              3,996,101
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $94,063,135)                                                                         92,665,920
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 17.3%
        26,110,000    2.375%, due 8/15/06#                                                                                25,702,030
        19,782,000    3.125%, due 1/31/07#                                                                                19,536,268
        15,032,000    3.00%, due 2/15/08#                                                                                 14,656,786
         2,230,000    3.625%, due 6/15/10#                                                                                 2,180,871
         4,775,030    1.625%, due 1/15/15CC,#                                                                              4,668,709
        23,935,000    4.00%, due 2/15/15#                                                                                 23,386,170
        16,935,000    4.125%, due 5/15/15#                                                                                16,720,671
         7,205,000    8.875%, due 8/15/17#                                                                                10,182,409
        13,680,000    8.875%, due 2/15/19#                                                                                19,747,299
         4,280,000    7.25%, due 8/15/22#                                                                                  5,641,909
        16,380,000    6.25%, due 8/15/23**,#                                                                              19,751,332
        11,255,000    5.25%, due 2/15/29#                                                                                 12,414,355
        15,490,000    6.25%, due 5/15/30#                                                                                 19,470,202
        12,610,000    5.375%, due 2/15/31**,#                                                                             14,329,096
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $206,550,501)                                                                      208,388,107
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 3.3%
        10,207,000    Countrywide Financial Corp., 3.32%, 8/11/05                                                         10,197,587
        10,211,000    Ford Credit Corp., 3.76%, 8/11/05                                                                   10,200,335
        10,211,000    General Motors Acceptance Corp., 3.83%, 8/11/05                                                     10,200,137
         8,760,000    Morgan Stanley & Company, Inc., 3.23%, 8/11/05                                                       8,752,140
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $39,350,199)                                                                                 39,350,199
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.7%
       166,042,751    State Street Navigator Securities Lending Prime Portfolio+ (cost $166,042,751)                     166,042,751
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.5%
       $18,700,000    Banc of America Securities LLC, 3.3325%
                        dated 7/29/05, maturing 8/1/05
                        to be repurchased at $18,705,193
                        collateralized by $19,485,288
                        in U.S. Government Agencies
                        4.00% - 6.50%, 2/25/17 - 7/15/35
                        with a value of $19,074,000
                        (cost $18,700,000)                                                                                18,700,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,207,350,401) - 100%                                                                $  1,207,909,834
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                  Value        % of Investment Securities
--------------------------------------------------------------------------------
Australia                            $    1,989,678                0.2%
Belgium                                   1,765,546                0.1
Bermuda                                   3,558,582                0.3
Canada                                    7,946,123                0.7
Cayman Islands                            1,685,289                0.1
Japan                                     1,593,981                0.1
Luxembourg                                7,096,516                0.6
Mexico                                    2,237,625                0.2
Netherlands                              10,933,120                0.9
Sweden                                    1,965,543                0.2
United Kingdom                            2,265,616                0.2
United States++                       1,164,872,215               96.4
      Total                          $1,207,909,834              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (77.9% excluding Short-Term Securities and Other Securities)

Schedule of Futures Contracts
As of July 31, 2005

--------------------------------------------------------------------------------
Financial Futures - Short
162 Contracts         U.S. Treasury - 10-year Note
                                  expires September 2005, principal
                                  amount $18,023,398, value $17,979,469
                                  cumulative depreciation................$43,929
--------------------------------------------------------------------------------

Forward Currency Contracts
Open at July 31, 2005

Currency Sold and                   Currency       Currency         Unrealized
Settlement Date                     Units Sold  Value in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
Euro 1/27/06                        4,100,000     $  5,017,490      $    11,980

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

REIT              Real Estate Investment Trust

WI                When-Issued Security

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.
***   Rate is subject to change. Rate shown reflects current rate.
(o)   Security is a defaulted security in Janus Flexible Bond Fund with accrued interest in the amount of $170,000 that was written-off December 10, 2001.
##    Security is a defaulted security in Janus Flexible Bond Fund with accrued interest in the amount of $110,000 that was written-off December 10, 2001.
f     Security acquired under mortgage dollar roll agreement.
C     Security is traded on a "to-be-announced" basis.
CC    Security is a U.S. Treasury Inflation-Protected Security (TIPS).
# Loaned security, a portion or all of the security is on loan as of July 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

(oo)  Schedule of Fair Valued Securities (as of July 31, 2005)

                                                                                                          Value as a %
                                                                                    Value           of Investment Securities
------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)                    --                      0.0%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)                    --                      0.0%
------------------------------------------------------------------------------------------------------------------------------
                                                                                 $   --                      0.0%
------------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                     Value as a %
                                                                 Acquisition         Acquisition                    of Investment
                                                                    Date                Cost            Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Allegheny Energy Supply Company LLC, 8.25%
    bonds, due 4/15/12 (144A)                                 3/12/04 - 7/13/04      $ 6,228,644      $7,031,250               0.6%
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                                  4/25/03 - 5/21/03        3,476,535       3,648,526               0.3%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures
    due 5/1/03 (144A) (oo)                                        4/17/98                458,575         -                     0.0%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures
    due 5/1/03 (144A) (oo)                                        3/6/00                 237,380         -                     0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     $10,401,134     $10,679,776               0.9%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registered rights for certain restricted securities held as of July 31, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                          $262,802,662
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Janus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.8%
Aerospace and Defense - 6.5%
         5,401,628    BAE Systems PLC**                                                                             $     29,153,280
         6,685,830    Boeing Co.#                                                                                        441,331,637
           578,210    General Dynamics Corp.                                                                              66,604,010
         4,229,920    Lockheed Martin Corp.                                                                              263,947,008
                                                                                                                         801,035,935
Agricultural Operations - 0.5%
           943,280    Monsanto Co.                                                                                        63,548,774
Airlines - 0.1%
           696,345    JetBlue Airways Corp.*,#                                                                            14,623,245
Apparel Manufacturers - 0.7%
         5,848,713    Burberry Group PLC**                                                                                43,381,285
         1,418,845    Coach, Inc.*                                                                                        49,815,648
                                                                                                                          93,196,933
Applications Software - 0.1%
           696,315    Citrix Systems, Inc.*                                                                               16,593,186
Athletic Footwear - 0.9%
         1,354,915    NIKE, Inc. - Class B#                                                                              113,541,877
Automotive - Cars and Light Trucks - 0.3%
           748,348    BMW A.G.**,#                                                                                        34,988,266
Automotive - Truck Parts and Equipment - Original - 0.2%
           624,260    Autoliv, Inc.#                                                                                      27,810,783
Beverages - Non-Alcoholic - 0.5%
         1,142,070    PepsiCo, Inc.                                                                                       62,277,077
Beverages - Wine and Spirits - 0.5%
         1,024,200    Diageo PLC (ADR)**,#                                                                                57,017,214
Building - Residential and Commercial - 2.4%
         2,087,318    D.R. Horton, Inc.#                                                                                  85,747,023
            91,930    NVR, Inc.*,#                                                                                        86,230,340
         1,344,950    Pulte Homes, Inc.#                                                                                 125,914,219
                                                                                                                         297,891,582
Building and Construction Products - Miscellaneous - 0.9%
         3,296,390    Masco Corp.                                                                                        111,780,585
Cable Television - 4.1%
        17,377,846    Comcast Corp. - Special Class A*                                                                   521,335,380
Casino Hotels - 0.6%
           965,065    Harrah's Entertainment, Inc.                                                                        75,989,218
Chemicals - Diversified - 0.4%
         1,907,645    Lyondell Chemical Co.                                                                               53,299,601
Commercial Banks - 0.4%
           622,985    UBS A.G. (ADR)**,#                                                                                  51,059,851
Commercial Services - 0.1%
           522,600    Iron Mountain, Inc.*,#                                                                              17,919,954
Commercial Services - Finance - 0.6%
         2,340,977    Paychex, Inc.#                                                                                      81,723,507
Computers - 2.4%
         2,405,495    Dell, Inc.*                                                                                         97,350,383
         2,370,480    Hewlett-Packard Co.                                                                                 58,361,218
         2,100,225    Research In Motion, Ltd. (U.S. Shares)*,#                                                          148,401,898
                                                                                                                         304,113,499

Computers - Memory Devices - 0.7%
         6,124,280    EMC Corp.*                                                                                          83,841,393
Containers - Metal and Glass - 0.4%
         1,437,975    Ball Corp.                                                                                          54,571,151
Cosmetics and Toiletries - 2.7%
         6,010,465    Procter & Gamble Co.#                                                                              334,362,168
Cruise Lines - 1.0%
         2,450,650    Carnival Corp. (U.S. Shares)#                                                                      128,414,060
Data Processing and Management - 0.8%
         1,348,905    First Data Corp.                                                                                    55,493,952
           895,820    NAVTEQ Corp.*,#                                                                                     39,389,205
                                                                                                                          94,883,157
Dental Supplies and Equipment - 0.8%
         2,199,172    Patterson Companies, Inc.*,#                                                                        98,083,071
Distribution/Wholesale - 0.4%
         7,447,500    Esprit Holdings, Ltd.                                                                               55,306,565
Diversified Financial Services - 0.4%
         1,045,165    Morgan Stanley Co.*                                                                                 55,446,003
Diversified Minerals - 1.4%
         5,220,935    Companhia Vale do Rio Doce (ADR)#                                                                  169,993,644
Diversified Operations - 3.6%
         2,116,440    General Electric Co.                                                                                73,017,180
         2,624,390    Honeywell International, Inc.                                                                      103,086,039
         1,894,597    Smiths Group PLC**                                                                                  31,841,539
         7,850,565    Tyco International, Ltd. (U.S. Shares)#                                                            239,206,716
                                                                                                                         447,151,474
Diversified Operations - Commercial Services - 0.2%
           850,830    ARAMARK Corp.- Class B#                                                                             23,687,107
E-Commerce/Services - 1.2%
         2,085,344    eBay, Inc.*                                                                                         87,125,672
         2,229,180    IAC/InterActiveCorp*                                                                                59,519,106
                                                                                                                         146,644,778
Electric - Generation - 0.3%
         2,134,435    AES Corp.*                                                                                          34,257,682
Electronic Components - Miscellaneous - 0.7%
         3,376,290    Koninklijke (Royal) Philips Electronics N.V. (U.S. Shares)**,#                                      91,564,985
Electronic Components - Semiconductors - 0.9%
         3,508,290    Texas Instruments, Inc.#                                                                           111,423,290
Electronic Forms - 0.5%
         2,195,865    Adobe Systems, Inc.#                                                                                65,085,439
Enterprise Software/Services - 1.2%
         4,616,885    Oracle Corp.*                                                                                       62,697,298
         2,012,475    SAP A.G. (ADR)**,#                                                                                  86,174,180
                                                                                                                         148,871,478
Entertainment Software - 0.7%
         1,451,150    Electronic Arts, Inc.*,#                                                                            83,586,240
Finance - Investment Bankers/Brokers - 0.6%
         1,256,625    Merrill Lynch & Company, Inc.                                                                       73,864,418
Financial Guarantee Insurance - 0.6%
         1,249,575    MBIA, Inc.*,#                                                                                       75,899,186
Food - Confectionary - 0.3%
           576,315    Wm. Wrigley Jr. Co.                                                                                 40,999,049
Food - Retail - 1.1%
           994,635    Whole Foods Market, Inc.#                                                                          135,777,624
Investment Management and Advisory Services - 0.3%
           653,145    T. Rowe Price Group, Inc.#                                                                          43,336,171
Medical - Biomedical and Genetic - 2.0%
         1,470,760    Amgen, Inc.*,#                                                                                     117,293,109
         1,175,270    Celgene Corp.*                                                                                      56,236,670
           930,130    Genentech, Inc.*,#                                                                                  83,088,513
                                                                                                                         256,618,292

Medical - Drugs - 2.5%
         4,172,450    Eli Lilly and Co.                                                                                  234,992,384
         1,124,670    Sanofi-Aventis (ADR)**                                                                              48,698,211
           549,740    Wyeth                                                                                               25,150,605
                                                                                                                         308,841,200
Medical - Generic Drugs - 0.6%
         2,369,620    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         74,406,068
Medical - HMO - 2.7%
         1,694,225    Coventry Health Care, Inc.*,#                                                                      119,832,534
         4,328,615    UnitedHealth Group, Inc.                                                                           226,386,565
                                                                                                                         346,219,099
Medical - Hospitals - 0.5%
         1,403,890    HCA, Inc.#                                                                                          69,141,583
Medical Instruments - 0.7%
           217,050    Intuitive Surgical, Inc.*                                                                           15,063,270
           913,940    Medtronic, Inc.                                                                                     49,297,923
           615,380    St. Jude Medical, Inc.*,#                                                                           29,175,166
                                                                                                                          93,536,359
Medical Products - 1.3%
           599,545    Johnson & Johnson                                                                                   38,346,898
         1,050,908    Stryker Corp.#                                                                                      56,843,614
           159,738    Synthes, Inc.                                                                                       17,320,816
         1,311,555    Varian Medical Systems, Inc.*,#                                                                     51,491,649
                                                                                                                         164,002,977
Metal - Diversified - 0.3%
           886,930    Inco, Ltd. (U.S. Shares)                                                                            36,346,391
Metal Processors and Fabricators - 0.6%
           905,560    Precision Castparts Corp.#                                                                          81,482,289
Motorcycle and Motor Scooter Manufacturing - 0.8%
         1,952,040    Harley-Davidson, Inc.#                                                                             103,829,008
Multimedia - 2.0%
        14,654,864    Time Warner, Inc.*,#                                                                               249,425,785
Networking Products - 5.6%
        31,025,100    Cisco Systems, Inc.*                                                                               594,130,664
         4,525,390    Juniper Networks, Inc.*,#                                                                          108,564,106
                                                                                                                         702,694,770
Oil - Field Services - 2.0%
         1,587,845    Halliburton Co.                                                                                     88,998,712
         1,961,825    Schlumberger, Ltd. (U.S. Shares)**,#                                                               164,283,226
                                                                                                                         253,281,938
Oil and Gas Drilling - 0.6%
         1,412,375    Transocean, Inc.*                                                                                   79,700,321
Oil Companies - Exploration and Production - 2.1%
         1,839,660    Apache Corp.                                                                                       125,832,744
           883,720    EnCana Corp. (U.S. Shares)                                                                          36,541,822
         1,687,560    EOG Resources, Inc.#                                                                               103,109,916
                                                                                                                         265,484,482
Oil Companies - Integrated - 2.0%
           589,850    Amerada Hess Corp.                                                                                  69,519,721
         2,216,825    Exxon Mobil Corp.                                                                                  130,238,468
           968,105    Suncor Energy, Inc. (U.S. Shares)                                                                   47,340,335
                                                                                                                         247,098,524
Optical Supplies - 1.6%
         1,786,285    Alcon, Inc. (U.S. Shares)**,#                                                                      204,618,947
Pharmacy Services - 1.5%
         4,199,635    Caremark Rx, Inc.*,#                                                                               187,219,728
Property and Casualty Insurance - 0.6%
           391,890    St. Paul Travelers Companies, Inc.                                                                  17,249,783
         1,650,695    W. R. Berkley Corp.                                                                                 61,785,514
                                                                                                                          79,035,297

Retail - Apparel and Shoe - 0.8%
           849,175    Abercrombie & Fitch Co. - Class A#                                                                  61,183,059
           917,020    Nordstrom, Inc.#                                                                                    33,938,910
                                                                                                                          95,121,969
Retail - Building Products - 1.6%
         3,070,785    Lowe's Companies, Inc.#                                                                            203,347,383
Retail - Consumer Electronics - 1.0%
         1,603,240    Best Buy Company, Inc.#                                                                            122,808,184
Retail - Discount - 0.2%
           638,629    Costco Wholesale Corp.#                                                                             29,357,775
Retail - Drug Store - 2.0%
         5,243,975    Walgreen Co.#                                                                                      250,976,644
Retail - Major Department Stores - 0.4%
           905,180    J.C. Penney Company, Inc.                                                                           50,816,805
Retail - Office Supplies - 0.9%
         1,133,315    Office Depot, Inc.*                                                                                 32,163,480
         3,658,042    Staples, Inc.                                                                                       83,293,616
                                                                                                                         115,457,096
Semiconductor Components/Integrated Circuits - 5.2%
         7,129,640    Linear Technology Corp.#                                                                           277,057,810
         8,926,580    Maxim Integrated Products, Inc.#, (pound)                                                          373,755,904
                                                                                                                         650,813,714
Semiconductor Equipment - 0.2%
         1,047,900    Novellus Systems, Inc.*                                                                             30,231,915
Soap and Cleaning Preparations - 0.5%
         2,137,086    Reckitt Benckiser PLC**                                                                             64,083,510
Telecommunication Equipment - Fiber Optics - 1.4%
         9,365,450    Corning, Inc.*                                                                                     178,411,823
Television - 1.2%
         3,730,491    British Sky Broadcasting Group PLC**                                                                34,968,932
         4,145,312    Univision Communications, Inc. - Class A*                                                          117,229,424
                                                                                                                         152,198,356
Therapeutics - 0.7%
         1,884,365    Gilead Sciences, Inc.*                                                                              84,438,396
Transportation - Services - 1.3%
         2,228,675    United Parcel Service, Inc. - Class B#                                                             162,626,415
Web Portals/Internet Service Providers - 1.9%
         7,149,005    Yahoo!, Inc.*                                                                                      238,347,827
Wireless Equipment - 1.5%
         8,516,770    Nokia Oyj (ADR)**                                                                                  135,842,482
         1,219,245    QUALCOMM, Inc.                                                                                      48,147,985
                                                                                                                         183,990,467
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,917,066,335)                                                                              11,812,807,937
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.4%
        50,000,000    Janus Institutional Cash Reserves Fund
                         5.00% (cost $50,000,000)                                                                         50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.3%
       667,826,147    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $667,826,147)                                                           667,826,147
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.5%
$       59,600,000    Nomura Securities International, Inc., 3.33%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $59,616,539
                         collateralized by $294,284,490
                         in U.S. Government Agencies
                         0% - 12.60%, 10/15/15 - 7/15/35; with a
                         value of $60,792,000 (cost $59,600,000)                                                          59,600,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,694,492,482) - 100%                                                                $ 12,590,234,084
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                  Value        % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                             $   294,513,281                2.3%
Brazil                                  169,993,644                1.4
Canada                                  268,630,446                2.1
Cayman Islands                           79,700,321                0.6
Finland                                 135,842,482                1.1
France                                   48,698,211                0.4
Germany                                 121,162,446                1.0
Israel                                   74,406,068                0.6
Netherlands                             255,848,211                2.0
Panama                                  128,414,060                1.0
Switzerland                             255,678,798                2.0
United Kingdom                          260,445,760                2.1
United States++                      10,496,900,356               83.4
      Total                         $12,590,234,084              100.0%
                                    ===============              =====

++ Includes Short-Term Securities and Other Securities (77.2% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2005

                                    Currency      Currency Value     Unrealized
Currency Sold and Settlement Date   Units Sold      in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 8/19/05               18,900,000    $ 33,201,863      $  2,183,411
British Pound 12/2/05               53,100,000      93,127,046         3,812,315
British Pound 1/27/06                4,900,000       8,590,798            39,572
Euro 9/9/05                          8,500,000      10,326,259           890,341
Euro 1/27/06                       128,900,000     157,745,001           385,179
Swiss Franc 8/19/05                  7,800,000       6,066,979           454,760
Swiss Franc 1/27/06                  9,000,000       7,100,595            45,097
--------------------------------------------------------------------------------
Total                                             $316,158,541      $  7,810,675

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.
# Loaned security, a portion or all of the security is on loan as of July 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.
(pound) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2005.

------------------------------------------------------------------------------------------------------------------------------------
                                                   Purchases                              Realized        Dividend         Value
                                   Shares        Cost      Shares         Cost          Gain/(Loss)        Income        at 7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Janus Fund
Maxim Integrated Products, Inc.         --        $  --  2,073,940    $33,801,441       $46,992,540      $1,074,478    $373,755,904
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                       $ 1,637,613,281
--------------------------------------------------------------------------------

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.6%
Chemicals - Specialty - 1.0%
           130,661    Syngenta A.G.*,**                                                                             $     13,617,477
Diagnostic Equipment - 1.0%
           535,878    Cytyc Corp.*                                                                                        13,375,515
Drug Delivery Systems - 0.9%
           649,257    Andrx Corp.*,#                                                                                      12,043,717
Food - Canned - 1.0%
           452,631    TreeHouse Foods, Inc.*                                                                              13,841,456
Food - Dairy Products - 1.2%
           483,530    Dean Foods Co.*                                                                                     17,262,021
Instruments - Scientific - 2.9%
           596,065    Fisher Scientific International, Inc.*,#                                                            39,966,158
Life and Health Insurance - 1.3%
           748,920    Universal American Financial Corp.*,#                                                               18,438,410
Medical - Biomedical and Genetic - 13.7%
            69,245    Amgen, Inc.*                                                                                         5,522,289
           330,755    Biogen Idec, Inc.*                                                                                  12,995,364
           939,615    Celgene Corp.*                                                                                      44,960,577
         1,070,066    Fibrogen, Inc.*, (oo), ss.                                                                           4,868,800
           320,855    Genentech, Inc.*                                                                                    28,661,977
           428,895    Genzyme Corp.*                                                                                      31,914,077
           195,350    ICOS Corp.*,#                                                                                        4,924,774
           459,050    Invitrogen Corp.*,#                                                                                 39,372,718
           899,477    Nektar Therapeutics*,#                                                                              16,874,189
                                                                                                                         190,094,765
Medical - Drugs - 21.9%
           379,400    Abbott Laboratories                                                                                 17,691,422
           304,090    AstraZeneca Group PLC (ADR)**,#                                                                     13,817,850
         1,255,755    Cubist Pharmaceuticals, Inc.*,#                                                                     21,460,853
           403,140    Eli Lilly and Co.                                                                                   22,704,845
           994,615    K-V Pharmaceutical Co. - Class A*,#                                                                 15,824,325
         1,415,280    Ligand Pharmaceuticals, Inc. - Class B*,#                                                           11,039,184
           251,312    Merck KGaA**                                                                                        22,343,680
           580,884    Novartis A.G.**                                                                                     28,231,654
           313,920    OSI Pharmaceuticals, Inc.*,#                                                                        12,964,896
           288,589    Roche Holding A.G.**                                                                                39,200,454
           354,195    Sanofi-Aventis**,#                                                                                  30,591,678
           619,825    Schering-Plough Corp.#                                                                              12,904,757
           217,165    Sepracor, Inc.*,#                                                                                   11,368,588
           695,115    Shire Pharmaceuticals Group PLC (ADR)**,#                                                           24,329,025
           391,020    Wyeth                                                                                               17,889,165
                                                                                                                         302,362,376
Medical - Generic Drugs - 1.9%
           858,870    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         26,968,518
Medical - HMO - 10.4%
           459,380    Aetna, Inc.                                                                                         35,556,012
           662,910    Centene Corp.*,#                                                                                    19,423,263
           520,025    Coventry Health Care, Inc.*                                                                         36,781,368
           211,010    PacifiCare Health Systems, Inc.*,#                                                                  16,078,962
           697,860    UnitedHealth Group, Inc.                                                                            36,498,078
                                                                                                                         144,337,683

Medical - Hospitals - 3.5%
           624,940    LifePoint Hospitals, Inc.*,#                                                                        29,222,194
           547,750    United Surgical Partners International, Inc.*,#                                                     19,724,478
                                                                                                                          48,946,672
Medical - Nursing Homes - 1.2%
           423,855    Manor Care, Inc.#                                                                                   16,089,536
Medical - Wholesale Drug Distributors - 1.2%
           290,300    Cardinal Health, Inc.#                                                                              17,296,074
Medical Instruments - 2.4%
           214,255    Medtronic, Inc.                                                                                     11,556,915
           461,715    St. Jude Medical, Inc.*                                                                             21,889,908
                                                                                                                          33,446,823
Medical Products - 4.2%
           304,035    Baxter International, Inc.                                                                          11,939,454
           362,710    Johnson & Johnson                                                                                   23,198,932
           939,520    PSS World Medical, Inc.*,#                                                                          13,735,782
            84,272    Synthes, Inc.                                                                                        9,137,837
                                                                                                                          58,012,005
Optical Supplies - 1.2%
           144,295    Alcon, Inc. (U.S. Shares)**                                                                         16,528,992
Pharmacy Services - 3.8%
           889,710    Caremark Rx, Inc.*                                                                                  39,663,272
           261,685    Medco Health Solutions, Inc.*                                                                       12,676,021
                                                                                                                          52,339,293
Therapeutics - 10.9%
           695,075    Cypress Bioscience, Inc.*,#                                                                          9,522,528
           836,760    Gilead Sciences, Inc.*                                                                              37,495,215
         1,023,865    MGI Pharma, Inc.*,#                                                                                 27,951,515
         1,027,705    Nabi Biopharmaceuticals*,#                                                                          15,405,298
           381,005    Neurocrine Biosciences, Inc.*                                                                       18,890,228
           769,973    United Therapeutics Corp.*,#                                                                        41,078,059
                                                                                                                         150,342,843

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $876,424,123)                                                                                 1,185,310,334
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.9%
       192,080,096    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $192,080,096)                                                              192,080,096
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.5%
$        6,800,000    Banc of America Securities LLC, 3.3325%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $6,801,888
                         collateralized by $7,085,559
                         in U.S. Government Agencies
                         4.00% - 6.50%, 2/25/17 - 7/15/35
                         with a value of $6,936,000
                         (cost $6,800,000)                                                                                 6,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,075,304,219) - 100%                                                                $  1,384,190,430
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities
--------------------------------------------------------------------------------
France                               $   30,591,678                2.2%
Germany                                  22,343,680                1.6
Israel                                   26,968,518                1.9
Switzerland                              97,578,577                7.1
United Kingdom                           38,146,875                2.8
United States++                       1,168,561,102               84.4
      Total                          $1,384,190,430              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (70.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2005

                                    Currency      Currency Value     Unrealized
Currency Sold and Settlement Date  Units Sold        in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 8/19/05                5,900,000      $10,364,603      $   437,092
British Pound 12/2/05                4,200,000        7,365,981          301,539
Euro 1/27/06                        20,600,000       25,209,829           60,191
Swiss Franc 8/19/05                 22,200,000       17,267,556          738,573
Swiss Franc 1/27/06                 37,000,000       29,191,337          175,354
--------------------------------------------------------------------------------
Total                                               $89,399,306      $ 1,712,749

Notes to Schedule of Investments (unaudited)

ADR   American Depositary Receipt

PLC   Public Limited Company

U.S.  Shares Securities of foreign companies trading on an American Stock
      Exchange

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.


(oo)  Schedule of Fair Valued Securities (as of July 31, 2005)

                                                          Value as a % of
                                         Value            Investment Securities
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc.                         $4,868,800                   0.4%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                               Acquisition       Acquisition                       Value as a % of
                                                                   Date             Cost              Value           Investment
                                                                                                                      Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. (oo)                                              12/28/04         $  4,868,800       $  4,868,800         0.4%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                             $ 350,862,238
--------------------------------------------------------------------------------

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 86.4%
Advertising Agencies - 2.2%
           413,325    Interpublic Group of Companies, Inc.*,#                                                       $      5,166,563
Audio and Video Products - 0.9%
            60,800    Sony Corp.                                                                                           1,984,736
Beverages - Wine and Spirits - 1.4%
           231,087    Diageo PLC                                                                                           3,185,264
Broadcast Services and Programming - 2.1%
            37,247    Discovery Holding Co. - Class A*                                                                       531,515
            22,348    Liberty Global, Inc. - Class A*                                                                      1,060,189
           372,475    Liberty Media Corp. - Class A*                                                                       3,274,055
                                                                                                                           4,865,759
Cellular Telecommunications - 1.5%
         1,341,463    Vodafone Group PLC                                                                                   3,447,420
Chemicals - Specialty - 1.0%
            22,672    Syngenta A.G.*                                                                                       2,362,874
Diversified Operations - 8.3%
           557,000    Hutchison Whampoa, Ltd.                                                                              5,420,350
            47,952    Louis Vuitton Moet Hennessy S.A.                                                                     3,975,482
           193,768    Smiths Group PLC                                                                                     3,256,561
           221,655    Tyco International, Ltd. (U.S. Shares)                                                               6,753,827
                                                                                                                          19,406,220
Diversified Operations-Commercial Services - 2.4%
         2,066,470    Rentokil Initial PLC                                                                                 5,643,186
E-Commerce/Products - 2.7%
           138,100    Amazon.com, Inc.*,#                                                                                  6,237,977
E-Commerce/Services - 5.6%
           488,735    IAC/InterActiveCorp*,#                                                                              13,049,225
Electronic Components - Miscellaneous - 3.6%
           310,269    Koninklijke (Royal) Philips Electronics N.V.                                                         8,399,856
Finance - Investment Bankers/Brokers - 4.0%
           263,095    JP Morgan Chase & Co.                                                                                9,245,158
Food - Catering - 0.3%
            44,929    Nissin Healthcare Food Service Company, Ltd.                                                           718,992
Health Care Cost Containment - 3.4%
           175,830    McKesson Corp.                                                                                       7,912,350
Home Decoration Products - 1.8%
            84,304    Hunter Douglas N.V.#                                                                                 4,254,529
Insurance Brokers - 5.1%
           354,995    Willis Group Holdings, Ltd.                                                                         11,771,634
Machinery - Pumps - 2.7%
           129,772    Pfeiffer Vacuum Technology A.G.                                                                      6,225,908
Medical - Drugs - 5.3%
           144,787    GlaxoSmithKline PLC                                                                                  3,406,985
           863,365    Ligand Pharmaceuticals, Inc. - Class B*,#                                                            6,734,248
            42,800    Takeda Pharmaceutical Company, Ltd.                                                                  2,187,231
                                                                                                                          12,328,464
Medical - Hospitals - 5.3%
           304,255    Health Management Associates, Inc. - Class A#                                                        7,241,269
           426,560    Tenet Healthcare Corp.*,#                                                                            5,178,438
                                                                                                                          12,419,707
Miscellaneous Manufacturing - 2.1%
         2,671,458    FKI PLC                                                                                              4,908,276
Multimedia - 5.8%
           163,321    Vivendi Universal S.A.                                                                               5,181,183
           322,980    Walt Disney Co.                                                                                      8,281,208
                                                                                                                          13,462,391
Property and Casualty Insurance - 6.1%
               240    Millea Holdings, Inc.                                                                                3,136,799
         1,732,000    Nipponkoa Insurance Company, Ltd.                                                                   11,128,991
                                                                                                                          14,265,790
Publishing - Books - 1.4%
           239,010    Reed Elsevier N.V.#                                                                                  3,250,067
Reinsurance - 2.7%
             2,259    Berkshire Hathaway, Inc. - Class B*                                                                  6,284,538
Rubber/Plastic Products - 2.8%
           381,000    Tenma Corp.                                                                                          6,528,911
Television - 3.7%
           909,722    British Sky Broadcasting Group PLC                                                                   8,527,566
Toys - 2.2%
           279,330    Mattel, Inc.#                                                                                        5,209,505
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $164,311,217)                                                                                   201,062,866
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.6%
        31,633,539    State Street Navigator Securities Lending Prime Portfolio+ (cost $31,633,539)                       31,633,539

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $195,944,756) - 100%                                                                  $    232,696,405
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   18,525,461                8.0%
France                                    9,156,665                3.9
Germany                                   6,225,908                2.7
Hong Kong                                 5,420,350                2.3
Japan                                    25,685,660               11.0
Netherlands                              15,904,452                6.8
Switzerland                               2,362,874                1.0
United Kingdom                           32,375,258               14.0
United States++                         117,039,777               50.3
      Total                          $  232,696,405              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (36.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of July 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                           Aggregate Value
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                                 $31,633,539
--------------------------------------------------------------------------------

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.6%
Applications Software - 3.5%
           491,870    Citrix Systems, Inc.*,#                                                                       $     11,721,262
           204,931    Infosys Technologies, Ltd.                                                                          10,679,461
           667,740    Microsoft Corp.                                                                                     17,100,821
               908    Quest Software, Inc.*,#                                                                                 12,939
                                                                                                                          39,514,483
Audio and Video Products - 1.7%
            26,450    Harman International Industries, Inc.                                                                2,273,378
           214,800    Sony Corp.**                                                                                         7,011,862
           437,117    Thomson**,#                                                                                          9,882,847
                                                                                                                          19,168,087
Automotive - Truck Parts and Equipment - Original - 1.0%
           252,645    Autoliv, Inc. (SDR)#                                                                                11,224,205
Cable Television - 0.7%
           288,010    EchoStar Communications Corp. - Class A*                                                             8,271,647
Commercial Services - Finance - 1.1%
           350,945    Paychex, Inc.                                                                                       12,251,490
Computer Aided Design - 1.3%
           292,493    Dassault Systemes S.A.**,#                                                                          14,947,081
Computer Services - 2.7%
           303,952    Atos Origin S.A.*,**,#                                                                              21,671,386
         2,877,706    LogicaCMG PLC**                                                                                      9,471,302
                                                                                                                          31,142,688
Computers - 4.7%
         1,298,000    Acer, Inc.**                                                                                         2,473,581
           804,050    Dell, Inc.*                                                                                         32,539,903
           207,255    Hewlett-Packard Co.                                                                                  5,102,618
            52,810    IBM Corp.                                                                                            4,407,523
           131,045    Research In Motion, Ltd. (U.S. Shares)*                                                              9,259,640
                                                                                                                          53,783,265
Computers - Memory Devices - 2.3%
         1,883,905    EMC Corp.*                                                                                          25,790,659
Computers - Peripheral Equipment - 2.3%
           671,434    Logitech International S.A.*                                                                        26,119,968
Data Processing and Management - 0.4%
           109,240    NAVTEQ Corp.*                                                                                        4,803,283
Diversified Operations - 0.4%
           466,000    Hutchison Whampoa, Ltd.                                                                              4,534,799
E-Commerce/Products - 1.8%
           466,508    Amazon.com, Inc.*,#                                                                                 21,072,166
E-Commerce/Services - 1.0%
           275,900    eBay, Inc.*                                                                                         11,527,102
Electric Products - Miscellaneous - 0.6%
         1,641,000    Toshiba Corp.**                                                                                      6,372,198
Electronic Components - Miscellaneous - 5.0%
         6,781,419    Hon Hai Precision Industry Company, Ltd.**                                                          38,115,606
           708,580    Koninklijke (Royal) Philips Electronics N.V.**                                                      19,183,257
                                                                                                                          57,298,863
Electronic Components - Semiconductors - 14.3%
           776,670    Advanced Micro Devices, Inc.*,#                                                                     15,595,534
         9,656,733    ARM Holdings PLC**                                                                                  20,141,408
           821,805    ATI Technologies, Inc. (U.S. Shares)*,#                                                             10,346,525
           363,750    Broadcom Corp. - Class A*                                                                           15,557,588
           174,165    International Rectifier Corp.*,#                                                                     8,194,464
            89,505    MEMC Electronic Materials, Inc.*                                                                     1,520,690
           151,920    Microchip Technology, Inc.                                                                           4,720,154
            57,640    Samsung Electronics Company, Ltd.**                                                                 31,586,588
         1,604,465    Texas Instruments, Inc.                                                                             50,957,807
             3,634    Volterra Semiconductor Corp.*,#                                                                         42,191
           190,670    Xilinx, Inc.                                                                                         5,405,495
                                                                                                                         164,068,444
Electronic Forms - 0.3%
           131,680    Adobe Systems, Inc.                                                                                  3,902,995
Electronic Measuring Instruments - 1.0%
           139,600    Advantest Corp.**                                                                                   11,101,045
Enterprise Software/Services - 3.2%
            98,960    Computer Associates International, Inc.                                                              2,716,452
         1,420,040    Oracle Corp.*                                                                                       19,284,143
            83,511    SAP A.G.**                                                                                          14,327,713
                                                                                                                          36,328,308
Entertainment Software - 3.3%
           431,265    Activision, Inc.*                                                                                    8,771,930
           498,035    Electronic Arts, Inc.*                                                                              28,686,816
                                                                                                                          37,458,746
Internet Connectivity Services - 0.9%
           275,190    NDS Group PLC (ADR)*,**,#                                                                            9,970,134
Internet Infrastructure Software - 0.3%
            94,280    F5 Networks, Inc.*,#                                                                                 3,976,730
Internet Security - 2.6%
           609,545    Check Point Software Technologies, Ltd. (U.S. Shares)*                                              13,733,049
           195,210    McAfee, Inc.*                                                                                        6,129,594
           325,215    Symantec Corp.*                                                                                      7,144,974
           102,120    VeriSign, Inc.*                                                                                      2,686,777
                                                                                                                          29,694,394
Machinery - Print Trade - 0.3%
            84,920    Zebra Technologies Corp. - Class A*                                                                  3,311,880
Medical Instruments - 0.5%
            99,280    Medtronic, Inc.                                                                                      5,355,163
Miscellaneous Manufacturing - 0.4%
           160,379    Applied Films Corp.*,#                                                                               4,213,156
Networking Products - 3.1%
         1,597,934    Cisco Systems, Inc.*                                                                                30,600,436
           192,725    Juniper Networks, Inc.*                                                                              4,623,473
                                                                                                                          35,223,909
Retail - Consumer Electronics - 0.4%
            27,255    Best Buy Company, Inc.                                                                               2,087,733
           658,188    Carphone Warehouse PLC**                                                                             2,119,473
                                                                                                                           4,207,206
Semiconductor Components/Integrated Circuits - 6.2%
           596,677    CSR PLC*,**                                                                                          5,121,242
           731,325    Marvell Technology Group, Ltd.*                                                                     31,951,589
           509,760    Maxim Integrated Products, Inc.                                                                     21,343,651
         7,514,646    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                  12,552,413
                                                                                                                          70,968,895
Semiconductor Equipment - 2.6%
                   467,790      Applied Materials, Inc.                                                                    8,635,403
            50,960    ASM Lithography Holding N.V. (U.S. Shares)*,**,#                                                       896,896
           382,830    KLA-Tencor Corp.                                                                                    19,792,311

                                                                                                                          29,324,610
Telecommunication Equipment - 3.4%
           839,955    Alcatel S.A. (ADR)**,#                                                                              10,247,452
           217,750    Adtran, Inc.                                                                                         5,826,990
         2,130,000    Foxconn International Holdings*                                                                      1,749,322
           460,290    Harris Corp.                                                                                        17,062,950
           551,000    UTStarcom, Inc.*,#                                                                                   4,859,820

                                                                                                                          29,499,082
Telecommunication Equipment - Fiber Optics - 2.9%
         1,716,785    Corning, Inc.*                                                                                      32,704,754
Telecommunication Services - 1.1%
           407,830    Amdocs, Ltd. (U.S. Shares)*,**                                                                      12,108,473
Television - 1.3%
         1,562,734    British Sky Broadcasting Group PLC**                                                                14,648,779
Web Hosting/Design - 0.4%
           109,435    Macromedia, Inc.*                                                                                    4,393,815
Web Portals/Internet Service Providers - 4.0%
             3,092    Yahoo Japan Corp.**                                                                                  6,648,700
         1,183,668    Yahoo!, Inc.*                                                                                       39,463,491
                                                                                                                          46,112,191
Wireless Equipment - 6.6%
         1,085,115    Motorola, Inc.                                                                                      22,982,736
         2,485,285    Nokia Oyj (ADR)**                                                                                   39,640,295
            85,640    QUALCOMM, Inc.                                                                                       3,381,924
           286,430    Telefonaktiebolaget LM Ericsson (ADR)#                                                               9,841,735
                                                                                                                          75,846,690
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $689,280,637)                                                                                 1,022,488,835
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.3%
Applications Software - 0.3%
   $     3,640,000    Mercury Interactive Corp., 4.75%, convertible notes, due 7/1/07 (144A)ss.                            3,558,100
Computers - Peripheral Equipment - 0%
        31,700,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures
                      due 5/1/03 (144A)***,ss.,(Y), (oo)                                                                           0
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $8,008,283)                                                                                    3,558,100
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Electronic Components - Semiconductors - 0.2%
             6,000    Samsung Electronics Company, Ltd.**                                                                  2,255,123
Wireless Equipment - 0.4%
           102,750    Crown Castle International Corp., convertible, 6.25%*                                                5,086,125
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $7,340,956)                                                                                    7,341,248
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.6%
        74,805,673    State Street Navigator Securities Lending Prime Portfolio+ (cost $74,805,673)                       74,805,673
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.9%
$ 33,500,000      Banc of America Securities LLC, 3.32%
                  dated 7/29/05, maturing 8/1/05
                  to be repurchased at $33,509,268
                  collateralized by $176,723,460
                  in U.S. Government Agencies
                  0% - 12.164%, 9/15/15 - 7/25/35
                  with a value of $37,170,000
                  (cost $33,500,000)                                                                                      33,500,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $812,935,549) - 100%                                                                  $  1,141,693,856
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   31,951,589                2.8%
Canada                                   19,606,165                1.7%
Cayman Islands                            1,749,322                0.2%
Finland                                  39,640,295                3.4%
France                                   56,748,766                4.9%
Germany                                  14,327,713                1.3%
Hong Kong                                 4,534,799                0.4%
India                                    10,679,461                0.9%
Israel                                   13,733,049                1.2%
Japan                                    31,133,805                2.8%
Netherlands                              20,080,153                1.8%
South Korea                              33,841,711                3.0%
Sweden                                    9,841,735                0.9%
Switzerland                              26,119,968                2.3%
Taiwan                                   53,141,600                4.6%
United Kingdom                           73,580,811                6.5%
United States++                         700,982,914               61.3%
      Total                          $1,141,693,856              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (51.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2005

                                      Currency     Currency Value   Unrealized
Currency Sold and Settlement Date    Units Sold       in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 8/19/05                 10,500,000    $ 18,445,479     $  670,498
British Pound 12/2/05                    935,000    $  1,639,808         66,902
Euro 12/2/05                           9,900,000    $ 12,077,887       (200,857)
Euro 1/27/06                          28,500,000    $ 34,877,677         83,273
Japanese Yen 8/19/05               1,105,000,000    $  9,844,081        464,858
Japanese Yen 1/27/06                 450,000,000    $  4,081,200         55,202
South Korean Won 11/14/05          5,300,000,000    $  5,167,404        111,480
South Korean Won 11/30/05          9,300,000,000    $  9,069,219         29,772
Taiwan Dollar 11/14/05               440,000,000    $ 13,921,848        284,465
Taiwan Dollar 11/30/05               410,000,000    $ 12,987,241         11,170
-------------------------------------------------------------------------------
Total                                               $122,111,844     $1,576,763

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

***         Rate is subject to change. Rate shown reflects current rate.

(Y) Security is a defaulted security in Janus Global Technology Fund with accrued interest in the amount of $1,268,000 that was written-off December 10, 2001.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                               Value as a %
                                                     Acquisition        Acquisition                           of Investment
                                                        Date               Cost                Value           Securities
---------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Candescent Technologies Corp., 8.00%
   convertible senior subordinated debentures,
   due 5/1/03 (144A) (oo)                         3/6/00 - 2/23/01      $2,614,147          $       --           0.0%
Mercury Interactive Corp., 4.75%
    convertible notes, due 7/1/07 (144A)               6/27/00           3,640,000           3,558,100           0.3%
---------------------------------------------------------------------------------------------------------------------------
                                                                        $6,254,147          $3,558,100           0.3%
---------------------------------------------------------------------------------------------------------------------------

The fund has registration rights for certain restricted securities held as of July 31, 2005. The issuer incurs all registration costs.

(oo) Schedule of Fair Valued Securities (as of July 31, 2005)

                                                                             Value as a %
                                                        Value          of Investment Securities
-------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A)                                      --                  0.0%
-------------------------------------------------------------------------------------------------
                                                         $ --                  0.0%
-------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                      $ 372,032,822
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agency Notes - 15.3%
        $5,000,000    Fannie Mae, 2.24%, 8/19/05                                                                    $      4,994,400
         5,000,000    Fannie Mae, 2.52%, 9/16/05                                                                           4,983,900
        10,000,000    Fannie Mae, 2.37%-3.07%, 10/14/05                                                                    9,944,089
         5,000,000    Fannie Mae, 2.852%, 11/10/05                                                                         4,959,993
         5,000,000    Fannie Mae, 3.42%, 2/24/06                                                                           4,901,675
         5,000,000    Fannie Mae, 3.52%, 4/18/06                                                                           4,872,889
        15,000,000    Fannie Mae, 3.5025%, 4/28/06                                                                        14,605,294
         5,000,000    Fannie Mae, 3.535%, 5/30/06                                                                          4,851,726
         5,000,000    Fannie Mae, 3.71%, 6/30/06                                                                           4,828,413
        10,000,000    Federal Home Loan Bank System, 3.309%, 9/16/05                                                       9,999,605
         2,000,000    Federal Home Loan Bank System, 3.21%, 6/1/06                                                         1,998,886
         5,000,000    Freddie Mac, 2.315%, 8/8/05                                                                          4,997,749
         5,000,000    Freddie Mac, 2.135%, 8/23/05                                                                         4,993,476
         5,000,000    Freddie Mac, 2.255%, 9/20/05                                                                         4,984,340
        10,000,000    Freddie Mac, 2.64%-2.74%, 11/15/05                                                                   9,920,794
         5,000,000    Freddie Mac, 3.04%, 1/10/06                                                                          4,931,600
         5,000,000    Freddie Mac, 3.135%, 2/7/06                                                                          4,917,271
         5,000,000    Freddie Mac, 3.345%, 3/7/06                                                                          4,898,721
         5,000,000    Freddie Mac, 3.57%, 3/15/06                                                                          4,887,942
         5,000,000    Freddie Mac, 3.47%, 3/17/06                                                                          4,890,117
         5,000,000    Freddie Mac, 3.82%, 7/25/06                                                                          4,810,061
------------------------------------------------------------------------------------------------------------------------------------
Total U.S Government Agency Notes (cost $125,172,941)                                                                    125,172,941
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 18.3%
        10,000,000    Fannie Mae, 3.38625%, 10/3/05                                                                        9,998,900
        10,000,000    Fannie Mae, 3.25%, 12/9/05                                                                           9,997,409
        10,000,000    Fannie Mae, 3.37625%, 12/29/05                                                                       9,997,604
         5,000,000    Fannie Mae, 3.255%, 1/27/06                                                                          4,919,077
        10,000,000    Fannie Mae, 3.17938%, 5/22/06                                                                        9,995,153
         3,400,000    Fannie Mae, 3.22%, 9/7/06                                                                            3,397,446
        13,500,000    Fannie Mae, 3.31438%, 9/21/06                                                                       13,490,048
         5,000,000    Fannie Mae, 3.3137, 12/22/06                                                                         4,995,886
        15,000,000    Federal Farm Credit Bank, 3.28%, 2/13/06                                                            14,998,353
        10,000,000    Federal Farm Credit Bank, 3.26%, 9/29/06                                                             9,996,555
         5,000,000    Federal Home Loan Bank System, 3.255%, 8/2/05                                                        4,999,998
        10,000,000    Federal Home Loan Bank System, 3.325%, 9/20/05                                                       9,999,294
         6,000,000    Federal Home Loan Bank System, 3.36313%, 3/28/06                                                     5,997,557
        10,000,000    Federal Home Loan Bank System, 3.23%, 6/2/06                                                         9,994,571
        10,000,000    Federal Home Loan Bank System, 3.27%, 6/13/06                                                        9,993,990
        10,000,000    Federal Home Loan Bank System, 3.10%, 8/2/06                                                         9,993,882
         7,210,395    Freddie Mac, 3.51%, 1/15/42                                                                          7,210,395
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $149,976,118)                                                          149,976,118
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 66.4%
       127,700,000    Banc of America Securities LLC, 3.3325%
                        dated 7/29/05, maturing 8/1/05
                        to be repurchased at $127,735,463
                        collateralized by $135,431,875
                        in U.S. Government Agencies
                        5.00%, 3/1/35
                        with a value of $130,254,000                                                                     127,700,000
       150,000,000    Bear Stearns & Company, Inc., 3.3625%
                        dated 7/29/05, maturing 8/1/05
                        to be repurchased at $150,042,031
                        collateralized by $335,513,274
                        in U.S. Government Agencies
                        0%, 1/1/33 - 3/1/34
                        with a value of $153,001,982                                                                     150,000,000
        80,700,000    Cantor Fitzgerald and Co., 3.34%
                        dated 7/29/05, maturing 8/1/05
                        to be repurchased at $80,722,462
                        collateralized by $220,187,116
                        in U.S. Government Agencies
                        3.64% - 7.50%, 6/15/13 - 5/15/35
                        with a value of $82,314,117                                                                       80,700,000
       125,000,000    Credit Suisse First Boston LLC, 3.3625%
                        dated 7/29/05, maturing 8/1/05
                        to be repurchased at $125,035,026
                        collateralized by $666,182,811
                        in U.S. Government Agencies
                        0% - 1,146.03%, 6/25/09 - 5/15/35
                        with a value of $127,500,475                                                                     125,000,000
        62,100,000    Nomura Securities International, Inc., 3.33%
                        dated 7/29/05, maturing 8/1/05
                        to be repurchased at $62,117,233
                        collateralized by $306,628,638
                        in U.S. Government Agencies
                        0% - 12.60%, 10/15/15 - 7/15/35; with a
                        value of $63,342,000                                                                              62,100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $545,500,000)                                                                          545,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $820,649,059) - 100%                                                                  $    820,649,059
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.8%
Advertising Sales - 0.7%
           904,935    Lamar Advertising Co.*,#                                                                      $     39,826,189
Applications Software - 2.9%
         6,769,532    Microsoft Corp.                                                                                    173,367,715
Audio and Video Products - 0.7%
           482,785    Harman International Industries, Inc.#                                                              41,495,371
Beverages - Non-Alcoholic - 2.0%
         2,201,353    PepsiCo, Inc.                                                                                      120,039,779
Broadcast Services and Programming - 1.5%
         2,859,391    Clear Channel Communications, Inc.#                                                                 93,330,522
Building - Residential and Commercial - 0.7%
            46,345    NVR, Inc.*,#                                                                                        43,471,610
Cable Television - 1.0%
         1,962,020    Comcast Corp. - Special Class A*                                                                    58,860,600
Computers - 2.0%
         4,856,600    Hewlett-Packard Co.#                                                                               119,569,492
Computers - Memory Devices - 0.4%
         1,826,290    EMC Corp.*                                                                                          25,001,910
Cosmetics and Toiletries - 2.6%
         2,826,515    Procter & Gamble Co.#                                                                              157,239,030
Dental Supplies and Equipment - 0.3%
         3,135,720    Align Technology, Inc.*, (pound)                                                                    20,444,894
Diversified Operations - 6.8%
         2,955,251    General Electric Co.                                                                               101,956,160
         1,447,060    Honeywell International, Inc.                                                                       56,840,517
           640,000    Melco International Development, Ltd.                                                                  725,060
         3,409,119    Smiths Group PLC                                                                                    57,295,348
         6,413,925    Tyco International, Ltd. (U.S. Shares)                                                             195,432,295
                                                                                                                         412,249,380
Electronic Components - Semiconductors - 8.7%
        10,939,690    Advanced Micro Devices, Inc.*,#                                                                    219,668,975
           116,483    Samsung Electronics Company, Ltd.                                                                   63,832,417
           421,111    Samsung Electronics Company, Ltd. (GDR)                                                            115,929,178
         3,957,198    Texas Instruments, Inc.#                                                                           125,680,609
                                                                                                                         525,111,179
Entertainment Software - 1.7%
         1,828,172    Electronic Arts, Inc.*,#                                                                           105,302,707
Finance - Investment Bankers/Brokers - 5.1%
         4,703,100    Citigroup, Inc.                                                                                    204,584,850
         2,941,250    JP Morgan Chase & Co.                                                                              103,355,525
                                                                                                                         307,940,375
Finance - Mortgage Loan Banker - 0.3%
           548,045    Countrywide Financial Corp.                                                                         19,729,620
Food - Canned - 0.6%
         1,140,238    TreeHouse Foods, Inc.*                                                                              34,868,478
Food - Dairy Products - 1.0%
         1,684,790    Dean Foods Co.*                                                                                     60,147,003
Hotels and Motels - 1.0%
           880,500    Four Seasons Hotels, Inc.                                                                           58,553,250
Industrial Automation and Robotics - 1.2%
         1,398,900    Rockwell Automation, Inc.#                                                                          72,057,339
Medical - Drugs - 5.3%
           911,465    Eli Lilly and Co.                                                                                   51,333,709
         1,371,940    Pfizer, Inc.                                                                                        36,356,410
         1,048,102    Roche Holding A.G.**                                                                               142,368,820
         1,054,610    Sanofi-Aventis**,#                                                                                  91,086,235
                                                                                                                         321,145,174
Medical - HMO - 5.3%
         1,493,350    Aetna, Inc.                                                                                        115,585,290
         3,896,486    UnitedHealth Group, Inc.                                                                           203,786,218
                                                                                                                         319,371,508
Multimedia - 0.7%
         2,473,205    Time Warner, Inc.*                                                                                  42,093,949
Networking Products - 1.7%
         5,379,035    Cisco Systems, Inc.*                                                                               103,008,520
Oil - Field Services - 0.9%
         1,016,525    Halliburton Co.                                                                                     56,976,226
Oil Companies - Exploration and Production - 3.6%
           593,725    Apache Corp.#                                                                                       40,610,790
         3,401,788    EnCana Corp. (U.S. Shares)                                                                         140,663,933
           639,395    EOG Resources, Inc.#                                                                                39,067,035
                                                                                                                         220,341,758
Oil Companies - Integrated - 9.7%
           662,410    Amerada Hess Corp.#                                                                                 78,071,643
         4,101,685    Exxon Mobil Corp.                                                                                  240,973,994
         1,093,074    Petro-Canada                                                                                        78,639,510
         3,802,124    Suncor Energy, Inc.                                                                                186,284,189
                                                                                                                         583,969,336
Pharmacy Services - 2.1%
         2,811,330    Caremark Rx, Inc.*                                                                                 125,329,091
Pipelines - 1.0%
           648,705    Kinder Morgan, Inc.#                                                                                57,643,926
Retail - Consumer Electronics - 1.9%
         1,522,375    Best Buy Company, Inc.#                                                                            116,613,925
Retail - Pet Food and Supplies - 1.1%
         2,298,255    PETsMART, Inc.#                                                                                     68,373,086
Semiconductor Components/Integrated Circuits - 2.7%
         1,959,225    Linear Technology Corp.#                                                                            76,135,484
         2,016,015    Maxim Integrated Products, Inc.#                                                                    84,410,548
                                                                                                                         160,546,032
Shipbuilding - 0.5%
         1,520,860    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                              28,664,814
Super-Regional Banks - 1.8%
           682,315    Fifth Third Bancorp#                                                                                29,407,777
         2,715,953    U.S. Bancorp#                                                                                       81,641,547
                                                                                                                         111,049,324
Television - 1.8%
        11,662,332    British Sky Broadcasting Group PLC                                                                 109,320,542
Therapeutics - 0.7%
           834,205    Neurocrine Biosciences, Inc.*                                                                       41,359,884
Tobacco - 1.0%
           920,690    Altria Group, Inc.                                                                                  61,649,402
Toys - 1.1%
         3,312,952    Marvel Enterprises, Inc.*                                                                           64,238,139
Transportation - Railroad - 1.0%
           869,917    Canadian National Railway Co. (U.S. Shares)                                                         57,805,985
Web Portals/Internet Service Providers - 1.9%
         3,420,465    Yahoo!, Inc.*                                                                                      114,038,303
Wireless Equipment - 0.8%
         3,140,655    Nokia Oyj (ADR)**,#                                                                                 50,093,447
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,186,242,992)                                                                               5,302,238,814
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 4.4%
Automotive - Cars and Light Trucks - 0.9%
            65,114    Porsche A.G.**                                                                                      51,613,151
Electronic Components - Semiconductors - 0.7%
           114,660    Samsung Electronics Company, Ltd.                                                                   43,095,399
Finance - Investment Bankers/Brokers - 1.3%
           365,835    Goldman Sachs Group, Inc., Series BSKT, 9.00% (YES)                                                 36,379,364
           539,365    Goldman Sachs Group, Inc., Series PIXR, 10.60% (YES)                                                23,050,303
         1,053,715    Morgan Stanley, convertible, 14.30% (144A) ss.                                                      25,847,629
                                                                                                                          85,277,296
Multi-Line Insurance - 0.5%
         1,212,750    XL Capital, Ltd., convertible, 6.50%                                                                28,378,350
Oil Companies - Integrated - 1.0%
           579,900    Amerada Hess Corp., convertible, 7.00%                                                              59,010,624
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $206,267,915)                                                                                267,374,820
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.1%
       365,388,172    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $365,388,172)                                                              365,388,172
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.7%
      $104,100,000    Nomura Securities International, Inc., 3.33%
                       dated 7/29/05, maturing 8/1/05
                       to be repurchased at $104,128,888
                       collateralized by $514,010,325
                       in U.S. Government Agencies
                       0% - 12.60%, 10/15/15 - 7/15/35; with a
                       value of $106,182,000
                       (cost $104,100,000)                                                                               104,100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,861,999,079) - 100%                                                                $  6,039,101,806
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $  195,432,295                3.3%
Canada                                  521,946,867                8.7
Cayman Islands                           28,378,350                0.5
Finland                                  50,093,447                0.8
France                                   91,086,235                1.5
Germany                                  51,613,151                0.9
Hong Kong                                   725,060                0.0
South Korea                             251,521,808                4.2
Switzerland                             142,368,820                2.3
United Kingdom                          166,615,890                2.7
United States++                       4,539,319,883               75.1
      Total                          $6,039,101,806              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (67.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2005

                                     Currency      Currency Value    Unrealized
Currency Sold and Settlement Date   Units Sold       in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 12/2/05                         4,500,000    $  5,489,949      $   (24,159)
Euro 1/27/06                        48,400,000      59,230,861      $   145,648
Swiss Franc 8/19/05                 26,300,000      20,456,609      $ 1,533,358
Swiss Franc 1/27/06                 31,850,000      25,128,218      $   128,828
--------------------------------------------------------------------------------
       Total                                      $110,305,637      $ 1,783,675

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S.              Shares Securities of foreign companies trading on an American
                  Stock Exchange.

YES               Yield Enhanced Security

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                            Acquisition         Acquisition                                Value as a %
                                               Date                Cost                Value         of Investment Securities
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
   convertible, 14.30% (144A)                 4/28/05          $22,844,541          $25,847,629                0.4%
-----------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2005. The issuer incurs all registration costs.

(pound) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------
                                          Purchases                 Sales               Realized     Dividend        Value
                                      Shares      Cost       Shares        Cost       Gain/(Loss)     Income       at 7/31/05
-----------------------------------------------------------------------------------------------------------------------------
Align Technology, Inc.                  --        $ --         --          $ --           $ --         $ --       $20,444,894
-----------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                   $  625,168,642
--------------------------------------------------------------------------------

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 94.3%
Advanced Materials/Products - 0.2%
   $     1,100,000    Hexcel Corp., 6.75%, senior subordinated notes, due 2/1/15                                    $      1,111,000
Advertising Agencies - 0.2%
         1,400,000    Interpublic Group of Companies, Inc., 5.40%, notes, due 11/15/09                                     1,327,263
Advertising Services - 0.2%
         1,050,000    R.H. Donnelley, Inc., 8.875%, company guaranteed notes, due 12/15/10                                 1,141,875
Aerospace and Defense - Equipment - 1.1%
         2,075,000    BE Aerospace, Inc., 8.50%, senior notes, due 10/1/10                                                 2,287,688
         3,350,000    DRS Technologies, Inc., 6.875%, senior subordinated notes, due 11/1/13                               3,442,125
           550,000    Moog, Inc., 6.25%, senior subordinated notes, due 1/15/15                                              555,500
                                                                                                                           6,285,313
Agricultural Chemicals - 0.2%
         1,125,000    IMC Global, Inc. - Series B, 10.875%, company guaranteed notes, due 6/1/08                           1,276,875
Airlines - 0.5%
         3,700,000    AMR Corp., 9.00%, debentures, due 8/1/12                                                             2,960,000
Apparel Manufacturers - 0.7%
         1,000,000    Levi Strauss & Co., 8.25438%, senior unsubordinated notes, due 4/1/12 ***                            1,000,000
         1,100,000    Levi Strauss & Co., 12.25%, senior notes, due 12/15/12                                               1,234,750
           750,000    Levi Strauss & Co., 9.75%, senior notes, due 1/15/15                                                   787,500
         1,050,000    Quiksilver, Inc., 6.875%, senior notes, due 4/15/15 (144A)                                           1,057,875
                                                                                                                           4,080,125
Athletic Equipment - 0.2%
         1,100,000    Riddell Bell Holdings, Inc., 8.375%, company guaranteed notes, due 10/1/12                           1,122,000
Automotive - Cars and Light Trucks - 0.5%
         1,450,000    Ford Capital B.V., 9.50%, debentures, due 6/1/10                                                     1,495,282
         1,225,000    General Motors Corp., 7.125%, senior notes, due 7/15/13                                              1,151,500
                                                                                                                           2,646,782
Automotive - Truck Parts and Equipment - Original - 1.8%
         1,400,000    Dura Operating Corp., 9.00% company guaranteed notes, due 5/1/09                                     1,190,000
           350,000    Dura Operating Corp. 5.625%, company guaranteed notes, due 4/15/12                                     332,500
           350,000    Tenneco Automotive, Inc., 10.25%, secured notes, due 7/15/13                                           399,000
         2,075,000    Tenneco Automotive, Inc., 8.625%, company guaranteed notes, due 11/15/14                             2,168,375
         1,375,000    TRW Automotive, Inc., 9.375%, senior notes, due 2/15/13                                              1,540,000
         1,850,000    TRW Automotive, Inc., 11.00%, senior subordinated notes, due 2/15/13                                 2,146,000
           400,000    United Components, Inc., 9.375%, senior subordinated notes, due 6/15/13                                412,000
         1,050,000    Visteon Corp., 8.25%, senior notes, due 8/1/10                                                       1,013,250
           700,000    Visteon Corp., 7.00%, senior notes, due 3/10/14                                                        619,500
                                                                                                                           9,820,625
Automotive - Truck Parts and Equipment - Replacement - 0.3%
         1,900,000    Affinia Group, Inc., 9.00%, company guarantee, due 11/30/14 (144A)                                   1,520,000
Building - Maintenance and Service - 0.1%
           700,000    HydroChem Industrial Services, Inc., 9.25%,
                         senior subordinated notes, due 2/15/13 (144A)                                                       658,000
Building - Residential and Commercial - 1.6%
         1,425,000    Beazer Homes USA, Inc., 6.875%, senior notes, due 7/15/15 (144A)                                     1,439,250
         2,150,000    D.R. Horton, Inc., 8.50%, company guaranteed notes, due 4/15/12                                      2,346,665
         1,100,000    Meritage Homes Corp., 6.255%, company guaranteed notes, due 3/15/15                                  1,061,500
         2,000,000    WCI Communities, Inc., 10.625%, company guaranteed notes, due 2/15/11                                2,155,000
         1,800,000    William Lyon Homes, Inc., 10.75%, company guaranteed notes, due 4/1/13                               1,993,500
                                                                                                                           8,995,915

Building and Construction Products - Miscellaneous - 0.3%
         1,250,000    Nortek, Inc., 8.50%, senior subordinated notes, due 9/1/14                                           1,217,187
           525,000    NTK Holdings, Inc., 0%, senior discount notes, due 3/1/14                                              303,188
                                                                                                                           1,520,375
Building Products - Cement and Aggregate - 0%
           175,000    Texas Industries, Inc., 7.25%, senior notes, due 7/15/13 (144A)                                        184,625
Cable Television - 2.8%
         1,950,000    CCO Holdings LLC, 7.535%, senior notes, due 12/15/10 (144A) ***                                      1,925,625
         3,825,000    Charter Communications Holdings II, 10.25%, senior notes, due 9/15/10                                3,949,312
         3,500,000    Charter Communications Holdings LLC, 8.625%, senior notes, due 4/1/09                                2,799,999
         1,400,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12 (144A)                        1,421,000
           350,000    CSC Holdings, Inc., 7.25%, senior notes, due 7/15/08                                                   354,375
         2,150,000    CSC Holdings, Inc., 8.125%, senior notes, due 7/15/09                                                2,214,500
           875,000    LodgeNet Entertainment Corp., 9.50%, senior subordinated debentures, due 6/15/13                       953,750
         1,775,000    Mediacom LLC/Mediacom Capital Corp., 9.50%, senior notes, due 1/15/13                                1,814,938
                                                                                                                          15,433,499
Casino Hotels - 2.5%
           750,000    155 E. Tropicana LLC, 8.75%, secured notes, due 4/1/12 (144A)                                          738,750
         2,400,000    Kerzner International, Ltd., 8.875%, company guaranteed notes, due 8/15/11                           2,567,999
           700,000    Mandalay Resort Group, 10.25%, senior subordinated notes, due 8/1/07                                   764,750
         1,050,000    MGM Mirage, Inc., 9.75%, company guaranteed notes, due 6/1/07                                        1,132,688
            72,000    MGM Mirage, Inc., 9.375%, senior subordinated notes, due 2/15/10                                        80,280
         1,600,000    MGM Mirage, Inc., 8.375%, company guaranteed notes, due 2/1/11                                       1,754,000
         1,300,000    MTR Gaming Group, Inc., 9.75%, company guaranteed notes, due 4/1/10                                  1,412,125
           700,000    Park Place Entertainment Corp., 9.375%, senior subordinated notes, due 2/15/07                         743,750
           700,000    Park Place Entertainment Corp., 7.00%, senior notes, due 4/15/13                                       765,321
           350,000    Poster Financial Group, Inc., 8.75%, secured notes, due 12/1/11                                        357,000
         1,450,000    Station Casinos, Inc., 6.875%, senior subordinated notes, due 3/1/16                                 1,493,500
         1,750,000    Wynn Las Vegas LLC, 6.625%, first mortgage notes, due 12/1/14                                        1,704,063
                                                                                                                          13,514,226
Casino Services - 1.2%
           415,000    Herbst Gaming, Inc., 7.00%, company guaranteed notes, due 11/15/14                                     422,263
         4,350,000    Virgin River Casino Corp., 9.00%, secured notes, due 1/15/12 (144A)                                  4,567,500
         2,130,000    Virgin River Casino Corp., 0%, senior subordinated notes,
                         due 1/15/13 (144A) ***,ss.                                                                        1,512,300
                                                                                                                           6,502,063
Cellular Telecommunications - 2.8%
           900,000    Centennial Communications Corp., 10.125%, company guaranteed notes, due 6/15/13                      1,013,625
           750,000    Dobson Cellular Systems, Inc., 9.875%, secured notes, due 11/1/12                                      829,688
         2,125,000    Dobson Communications Corp., 10.875%, senior notes, due 7/1/10                                       2,220,625
           700,000    Dobson Communications Corp., 8.875%, senior notes, due 10/1/13                                         698,250
         2,225,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                      2,377,968
         2,150,000    Nextel Communications, Inc., 5.95%, senior notes, due 3/15/14                                        2,222,562
         1,850,000    Rogers Cantel, Inc., 9.75%, debentures, due 6/1/16                                                   2,247,749
         1,450,000    Rogers Wireless Communications, Inc., 6.535%, secured notes, due 12/15/10                            1,509,813
         1,000,000    Rogers Wireless Communications, Inc., 8.00%,
                         senior subordinated notes, due 12/15/12                                                           1,077,500
           950,000    Rogers Wireless Communications, Inc., 7.50%, secured notes, due 3/15/15                              1,037,875
                                                                                                                          15,235,655
Chemicals - Diversified - 2.1%
           750,000    Huntsman Company LLC, 10.84875%, company guaranteed notes, due 7/15/11 ***                             808,125
         1,254,000    Huntsman Company LLC, 11.50%, company guaranteed notes, due 7/15/12                                  1,460,910
         2,550,000    Lyondell Chemical Co., 9.50%, company guaranteed notes, due 12/15/08                                 2,706,188
         4,700,000    Lyondell Chemical Co., 11.125%, secured notes, due 7/15/12                                           5,328,624
         1,050,000    Nova Chemicals Corp., 6.50%, senior notes, due 1/15/12                                               1,043,438
                                                                                                                          11,347,285
Chemicals - Plastics - 0.8%
         2,175,000    PolyOne Corp., 8.875%, senior notes, due 5/1/12                                                      2,180,438
         2,000,000    Resolution Performance Products LLC, 13.50%,
                         senior subordinated notes, due 11/15/10                                                           2,160,000
                                                                                                                           4,340,438

Chemicals - Specialty - 2.5%
         4,150,000    Equistar Chemicals L.P., 6.50%, notes, due 2/15/06                                                   4,181,125
           362,000    Huntsman International LLC, 10.125%, company guaranteed notes, due 7/1/09                              373,765
           700,000    Lubrizol Corp., 6.50%, debentures, due 10/1/34                                                         755,996
         1,150,000    MacDermid, Inc., 9.125%, company guaranteed notes, due 7/15/11                                       1,242,000
           155,000    Millennium America, Inc., 9.25%, company guaranteed notes, due 6/15/08                                 168,950
         5,250,000    Nalco Co., 8.875%, senior subordinated notes, due 11/15/13                                           5,722,500
           750,000    PQ Corp., 7.50%, company guaranteed notes, due 2/15/13 (144A)                                          750,000
           415,000    Rockwood Specialties Group, Inc., 7.50%, subordinated notes, due 11/15/14 (144A)                       419,150
                                                                                                                          13,613,486
Coal - 0.4%
           725,000    Massey Energy Co., 6.625%, senior notes, due 11/15/10                                                  748,563
         1,200,000    Peabody Energy Corp., 5.875%, senior notes, due 4/15/16                                              1,197,000
                                                                                                                           1,945,563
Commercial Services - 0.1%
           684,000    Coinmach Corp., 9.00%, senior notes, due 2/1/10                                                        707,940
Computer Services - 0.5%
         1,150,000    Sungard Data Systems, Inc. (Bank Loan), 0% bank loan, due 1/5/13                                     1,167,250
           620,000    Sungard Data Systems, Inc., 9.125%, senior unsecured notes, due 8/15/13 (144A) WI                      644,025
           700,000    Sungard Data Systems, Inc., 10.25% senior subordinated notes, due 8/15/15 (144A) WI                    725,375
                                                                                                                           2,536,650
Consumer Products - Miscellaneous - 0.8%
         3,135,000    Jarden Corp., 9.75%, company guaranteed notes, due 5/1/12                                            3,358,369
           710,000    Playtex Products, Inc., 9.375%, company guaranteed notes, due 6/1/11                                   752,600
           425,000    Prestige Brands, Inc., 9.25%, senior subordinated notes, due 4/15/12                                   433,500
                                                                                                                           4,544,469
Containers - Metal and Glass - 4.0%
         1,150,000    Ball Corp., 7.75%, company guaranteed notes, due 8/1/06**                                            1,187,375
         2,900,000    Crown Cork & Seal Company, Inc., 7.00%, company guaranteed notes, due 12/15/06                       2,972,500
         1,225,000    Crown European Holdings S.A., 9.50%, secured notes, due 3/1/11                                       1,347,500
         4,050,000    Crown European Holdings S.A., 10.875%, secured notes, due 3/1/13                                     4,748,624
         3,500,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                  3,701,249
         2,575,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes, due 5/15/13                   2,784,219
         2,500,000    Owens-Illinois, Inc., 8.10%, senior notes, due 5/15/07                                               2,606,250
         1,250,000    Owens-Illinois, Inc., 7.50%, debentures, due 5/15/10                                                 1,307,813
         1,450,000    Owens-Illinois, Inc., 7.80%, debentures, due 5/15/18                                                 1,508,000
                                                                                                                          22,163,530
Containers - Paper and Plastic - 1.1%
           750,000    Graham Packaging Company, Inc., 8.50%, senior notes, due 10/15/12 (144A)                               776,250
         2,100,000    Graham Packaging Company, Inc., 9.875%, subordinated notes, due 10/15/14 (144A)                      2,163,000
         1,675,000    Plastipak Holdings, Inc., 10.75%, company guaranteed notes, due 9/1/11                               1,842,500
         1,050,000    Smurfit-Stone Container Corp., 7.375%, company guaranteed notes, due 7/15/14                         1,000,125
                                                                                                                           5,781,875
Cruise Lines - 0.4%
         1,800,000    Royal Caribbean Cruises, Ltd., 8.00%, senior notes, due 5/15/10                                      1,980,000
Dialysis Centers - 0.4%
           750,000    Davita, Inc., 6.625%, senior notes, due 3/15/13 (144A)                                                 774,375
         1,250,000    National Nephrology Associates, Inc., 9.00%, company guaranteed notes, due 11/1/11
                       (144A)                                                                                              1,396,875
                                                                                                                           2,171,250
Distribution/Wholesale - 0.1%
           650,000    Ingram Micro, Inc., 9.875%, senior subordinated notes, due 8/15/08                                     682,500
Diversified Operations - 0.9%
         2,675,000    J.B. Poindexter & Company, Inc., 8.75%, company guaranteed notes, due 3/15/14                        2,434,250
           700,000    Jacuzzi Brands, Inc., 9.625%, secured notes, due 7/1/10                                                770,000
         2,025,000    Park-Ohio Industries, Inc., 8.375%, senior subordinated notes, due 11/15/14 (144A)                   1,903,500
                                                                                                                           5,107,750
Electric - Generation - 3.5%
         1,950,000    AES Corp., 9.00%, secured notes, due 5/15/15 (144A)                                                  2,174,250
         1,250,000    AES Corp., 8.875%, senior notes, due 2/15/11                                                         1,396,875
         1,650,000    Allegheny Energy Supply Statutory Trust 2001, 10.25%
                         secured notes, due 11/15/07(144A)                                                                 1,802,625
         3,250,000    Allegheny Energy Supply Company LLC, 7.80%, notes, due 3/15/11                                       3,550,624
         3,150,000    Allegheny Energy Supply Company LLC, 8.25%, bonds, due 4/15/12 (144A) ss.                            3,543,750
         2,100,000    Edison Mission Energy, 7.73%, senior notes, due 6/15/09                                              2,215,500
         1,425,000    Tenaska Alabama II Partners, 7.00%, secured notes, due 6/30/21 (144A) ***                            1,478,438
         3,050,000    Texas Genco Holdings, Inc., 6.875%, senior notes, due 12/15/14 (144A)                                3,202,500
                                                                                                                          19,364,562
Electric - Integrated - 5.0%
         3,900,000    Allegheny Energy, Inc., 7.75%, notes, due 8/1/05                                                     3,900,000
         1,650,000    CMS Energy Corp., 9.875%, senior notes, due 10/15/07                                                 1,810,875
         4,250,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                   4,473,124
         2,250,000    CMS Energy Corp., 6.30%, senior notes, due 2/1/12                                                    2,283,750
         1,720,000    DPL, Inc., 6.875%, senior notes, due 9/1/11                                                          1,879,100
         5,450,000    Mission Energy Holding, Inc., 13.50%, secured notes, due 7/15/08                                     6,512,749
           285,000    Nevada Power Co., 6.50%, general refinance mortgage, due 4/15/12                                       300,675
           900,000    Nevada Power Co., 5.875%, general refinance mortgage, due 1/15/15 (144A)                               922,500
         1,250,000    PSE&G Energy Holdings LLC, 8.625%, senior notes, due 2/15/08                                         1,334,375
         1,200,000    PSE&G Energy Holdings LLC, 8.50%, senior notes, due 6/15/11                                          1,311,000
           575,000    Sierra Pacific Power Co., 6.25%, general refinance mortgage, due 4/15/12                               600,875
           700,000    TXU Corp., 6.50%, notes, due 11/15/24 (144A)                                                           690,535
         1,750,000    TXU Corp., 6.55%, notes, due 11/15/34 (144A)                                                         1,722,011
                                                                                                                          27,741,569
Electronic Components - Miscellaneous - 0.4%
         1,300,000    Aavid Thermal Technologies, Inc., 12.75%, company guaranteed notes, due 2/1/07                       1,374,750
           750,000    Flextronics International, Ltd., 6.25%, senior subordinated notes, due 11/15/14                        742,500
                                                                                                                           2,117,250
Electronic Components - Semiconductors - 1.6%
         2,950,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                       2,986,875
         2,150,000    Freescale Semiconductor, Inc., 6.34875%, senior notes, due 7/15/09 ***                               2,225,250
         2,200,000    Freescale Semiconductor, Inc., 7.125%, senior notes, due 7/15/14                                     2,343,000
         1,050,000    STATS ChipPAC, Ltd., 6.75%, company guaranteed notes, due 11/15/11                                   1,015,875
                                                                                                                           8,571,000
Electronics - Military - 0.4%
         1,650,000    L-3 Communications Corp., 5.875%, senior subordinated notes, due 1/15/15                             1,612,875
           700,000    L-3 Communications Corp., 3.00% bonds, due 8/1/35 (144A)                                               710,500
                                                                                                                           2,323,375
Finance - Auto Loans - 1.7%
         1,225,000    Ford Motor Credit Co., 6.625%, notes, due 6/16/08                                                    1,223,765
         1,225,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                            1,224,183
         1,225,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09                     1,183,428
         3,700,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10                                           3,735,450
         1,925,000    General Motors Acceptance Corp., 8.00%, bonds, due 11/1/31                                           1,867,254
                                                                                                                           9,234,080
Finance - Investment Bankers/Brokers - 0.2%
         1,100,000    BCP Crystal Holdings Corp., 9.625%, senior subordinated notes, due 6/15/14                           1,243,000
Finance - Other Services - 0.8%
         2,125,000    Alamosa Delaware, Inc., 8.50%, senior notes, due 1/31/12                                             2,300,312
           425,000    Athena Neuro Financial LLC, 7.25%, company guaranteed notes, due 2/21/08                               406,938
         1,400,000    Madison River Capital LLC/Madison River Finance Corp., 13.25%,
                         senior notes, due 3/1/10                                                                          1,491,000
                                                                                                                           4,198,250
Food - Dairy Products - 0.2%
           382,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09 ***                                          410,650
           600,000    Dole Food Company, Inc., 7.25%, company guaranteed notes, due 6/15/10                                  616,500
                                                                                                                           1,027,150
Food - Diversified - 0.6%
         1,300,000    Del Monte Corp., 6.75%, senior subordinated notes, due 2/15/15 (144A)                                1,335,750
            55,000    Dole Food Company, Inc., 8.875%, senior notes, due 3/15/11                                              58,988
         2,025,000    Wornick Co., 10.875%, secured notes, due 7/15/11                                                     2,085,750
                                                                                                                           3,480,488
Food - Flour and Grain - 0.1%
           450,000    Burns, Philp & Company, Ltd., 10.75%, senior subordinated notes, due 2/15/11                           499,500

Food - Meat Products - 0.3%
           700,000    National Beef Packing Company LLC, 10.50%, senior notes, due 8/1/11 ***                                745,500
           750,000    Pierre Foods, Inc., 9.875%, senior subordinated notes, due 7/15/12                                     785,625
            50,000    Swift & Co., 12.50%, senior subordinated notes, due 1/1/10                                              55,875
                                                                                                                           1,587,000
Food - Wholesale/Distribution - 0.1%
           500,000    Roundy's, Inc., 8.875%, company guaranteed notes, due 6/15/12                                          530,000
Gambling-Non Hotel - 1.0%
         1,400,000    Mohegan Tribal Gaming Authority, 8.00%, senior subordinated notes, due 4/1/12                        1,496,250
         2,150,000    Pinnacle Entertainment, Inc., 8.25%, senior subordinated notes, due 3/15/12                          2,262,875
         1,675,000    River Rock Entertainment Authority, 9.75%, senior notes, due 11/1/11                                 1,846,688
                                                                                                                           5,605,813
Gas - Distribution - 0.1%
           750,000    Colorado Interstate Gas Co., 5.95%, senior notes, due 3/15/15 (144A)                                   741,095
Hospital Beds and Equipment - 0.1%
           600,000    Kinetic Concepts, Inc., 7.375%, senior subordinated notes, due 5/15/13                                 622,500
Hotels and Motels - 1.3%
           600,000    Four Seasons Hotels, Inc., 1.875%, senior notes, due 7/30/24                                           665,250
         3,850,000    John Q. Hamons Hotels, Inc., 8.875%, first mortgage notes, due 5/15/12                               4,220,563
           550,000    La Quinta Corp., 7.00%, notes, due 8/15/07                                                             565,125
         1,650,000    Starwood Hotels & Resorts Worldwide, Inc., 7.875%,
                         company guaranteed notes, due 5/1/12 ***                                                          1,848,000
                                                                                                                           7,298,938
Independent Power Producer - 3.2%
         1,950,000    AES China Generating Company, Ltd., 8.25%, bonds, due 6/26/10                                        1,995,375
           700,000    Calpine Corp., 8.625%, senior notes, due 8/15/10                                                       490,000
         1,100,000    Calpine Corp., 9.875%, secured notes, due 12/1/11 (144A)                                               863,500
           875,000    Calpine Corp., 7.75%, convertible notes, due 6/1/15                                                    883,750
         2,828,000    NRG Energy, Inc., 8.00%, secured notes, due 12/15/13 (144A)                                          3,025,960
         3,200,000    Reliant Energy, Inc., 9.25%, secured notes, due 7/15/10                                              3,504,000
         5,000,000    Reliant Energy, Inc., 9.50%, secured notes, due 7/15/13**                                            5,562,499
         1,350,000    Reliant Energy, Inc., 6.75%, secured notes, due 12/15/14**                                           1,329,750
                                                                                                                          17,654,834
Instruments - Scientific - 0.3%
         1,600,000    Fisher Scientific International, Inc., 6.75%,
                         senior subordinated notes, due 8/15/14                                                            1,684,000
Machinery - Construction and Mining - 0.3%
         1,550,000    Terex Corp., 10.375%, company guaranteed notes, due 4/1/11                                           1,674,000
Machinery - Farm - 0.3%
         1,575,000    Case New Holland, Inc., 9.25%, company guaranteed notes, due 8/1/11                                  1,704,938
Machinery - General Industrial - 0.3%
         1,350,000    Dresser-Rand Group, Inc., 7.375%, senior subordinated notes, due 11/1/14 (144A)                      1,407,375
Medical - Biomedical and Genetic - 0.2%
         1,000,000    Bio-Rad Laboratories, Inc., 7.50%, senior subordinated notes, due 8/15/13                            1,077,500
Medical - Hospitals - 1.2%
         1,450,000    HCA, Inc., 5.75%, senior notes, due 3/15/14                                                          1,426,348
         1,700,000    HCA, Inc., 6.375%, senior unsecured notes, due 1/15/15                                               1,739,991
         3,200,000    Tenet Healthcare Corp., 9.25%, senior notes, due 2/1/15 (144A)                                       3,295,999
                                                                                                                           6,462,338
Medical - Nursing Homes - 0.1%
           700,000    Manor Care, Inc., 2.125%, senior notes, due 8/1/35 (144A)                                              712,250
Metal - Aluminum - 0.8%
         4,215,000    Novelis, Inc., 7.25%, senior notes, due 2/15/15 (144A)                                               4,309,838
Metal - Diversified - 0.4%
         1,775,000    Earle M. Jorgensen Co., 9.75%, secured notes, due 6/1/12                                             1,925,875

Metal Products - Fasteners - 0.1%
           675,000    FastenTech, Inc., 11.50%, company guaranteed notes, due 5/1/11                                         735,750
Miscellaneous Manufacturing - 0.5%
           875,000    Maax Corp., 9.75%, senior subordinated notes, due 6/15/12                                              831,250
         1,300,000    Maax Holdings Corp., 0%, senior discount notes, due 12/15/12 (144A) ***                                650,000
         1,250,000    Reddy Ice Group, Inc., 8.875%, senior subordinated notes, due 8/1/11                                 1,325,000
                                                                                                                           2,806,250

Multimedia - 0.4%
         1,950,000    LBI Media, Inc., 10.125%, company guaranteed notes, due 7/15/12                                      2,125,500
Non-Hazardous Waste Disposal - 1.0%
           350,000    Allied Waste Industries, Inc., 9.25%, debentures, due 5/1/21                                           354,375
         1,900,000    Allied Waste North America, Inc., 6.375%, secured notes, due 4/15/11                                 1,859,625
         1,100,000    Allied Waste North America, Inc., 7.875%, senior notes, due 4/15/13                                  1,144,000
         2,000,000    Allied Waste North America, Inc., 7.25%, senior notes, due 3/15/15 (144A)                            1,970,000
                                                                                                                           5,328,000
Office Automation and Equipment - 0.8%
         2,000,000    Xerox Capital Trust I, 8.00%, company guaranteed notes, due 2/1/27                                   2,085,000
         2,450,000    Xerox Corp., 6.875%, senior notes, due 8/15/11                                                       2,560,250
                                                                                                                           4,645,250
Oil - Field Services - 0.2%
         1,100,000    Titan Petrochemicals Group, Ltd., 8.50%,
                         company guaranteed notes, due 3/18/12 (144A)                                                      1,034,000
Oil Companies - Exploration and Production - 3.8%
         2,150,000    Chesapeake Energy Corp., 7.50%, senior notes, due 9/15/13                                            2,324,688
         1,300,000    Chesapeake Energy Corp., 6.625%, senior notes, due 1/15/16 (144A)                                    1,342,250
         1,050,000    Clayton Williams Energy, Inc., 7.75%, senior notes, due 8/1/13 (144A)                                1,047,375
         1,500,000    El Paso Production Holding Co., 7.75%, company guaranteed notes, due 6/1/13                          1,591,875
         1,050,000    Encore Acquisition Co., 6.25%, senior subordinated notes, due 4/15/14                                1,050,000
         1,800,000    Energy Partners, Ltd., 8.75%, company guaranteed notes, due 8/1/10                                   1,908,000
           625,000    Evergreen Resources, Inc., 5.875%, senior notes, due 3/15/12                                           629,565
         2,450,000    Forest Oil Corp., 8.00%, senior notes, due 6/15/08                                                   2,621,499
         2,100,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11                                                   2,310,000
           700,000    Kerr-McGee Corp., 6.875%, secured notes, due 9/15/11                                                   749,965
           700,000    Kerr-McGee Corp., 6.95%, secured notes, due 7/1/24                                                     735,985
           800,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                            888,000
         2,250,000    Stone Energy Corp., 8.25%, senior subordinated notes, due 12/15/11                                   2,379,375
         1,220,000    Swift Energy Co., 9.375%, senior subordinated notes, due 5/1/12                                      1,329,800
           100,000    Western Oil Sands, Inc., 8.375%, secured notes, due 5/1/12                                             115,625
                                                                                                                          21,024,002
Oil Companies - Integrated - 2.3%
           700,000    Amerada Hess Corp., 7.125%, notes, due 3/15/33                                                         818,239
         2,550,000    Coastal Corp., 6.50%, debentures, due 6/1/08                                                         2,537,250
         1,250,000    El Paso CGP Co., 7.625%, notes, due 9/1/08                                                           1,281,250
         1,650,000    El Paso CGP Co., 6.375%, notes, due 2/1/09                                                           1,625,250
           800,000    El Paso CGP Co., 7.75%, notes, due 6/15/10                                                             822,000
         1,750,000    El Paso CGP Co., 9.625%, debentures, due 5/15/12                                                     1,951,250
         4,100,000    El Paso CGP Co., 7.42%, notes, due 2/15/37                                                           3,813,000

                                                                                                                          12,848,239
Oil Field Machinery and Equipment - 0.1%
           300,000    Grant Prideco, Inc., 6.125%, senior unsecured notes, due 8/15/15 (144A)                                306,000
Oil Refining and Marketing - 0.2%
         1,000,000    Enterprise Products Operating L.P., 5.60%, senior notes, due 10/15/14                                1,014,262
Paper and Related Products - 1.8%
         2,500,000    Boise Cascade LLC, 7.125%, senior subordinated notes, due 10/15/14                                   2,456,250
         1,100,000    Bowater, Inc., 6.50%, notes, due 6/15/13                                                             1,086,250
         3,675,000    Georgia-Pacific Corp., 9.50%, debentures, due 12/1/11                                                4,410,000
         1,600,000    Georgia-Pacific Corp., 9.375%, company guaranteed notes, due 2/1/13                                  1,808,000
                                                                                                                           9,760,500
Physical Therapy and Rehabilitation Centers - 1.3%
           700,000    HEALTHSOUTH Corp., 10.75%, senior subordinated notes, due 10/1/08                                      728,000
         5,750,000    HEALTHSOUTH Corp., 7.625%, notes, due 6/1/12**                                                       5,635,000
           350,000    Psychiatric Solutions, Inc. (Bank Loan), 0%, bank loan, due 7/1/12                                     354,813
           350,000    Psychiatric Solutions, Inc., 7.75%, senior subordinated notes, due 7/15/15 (144A)                      357,000
                                                                                                                           7,074,813
Physician Practice Management - 0.5%
         1,100,000    US Oncology Holdings, Inc., 8.62%, senior notes, due 3/15/15 (144A) ***                              1,053,250
         1,400,000    US Oncology, Inc., 10.75%, company guaranteed notes, due 8/15/14                                     1,561,000
                                                                                                                           2,614,250

Pipelines - 4.6%
         1,000,000    ANR Pipeline Co., 8.875%, notes, due 3/15/10                                                         1,091,184
           700,000    Dynegy Holdings, Inc., 9.875%, secured notes, due 7/15/10 (144A)                                       773,500
         3,250,000    Dynegy Holdings, Inc., 10.125%, secured notes, due 7/15/13 (144A) ss.                                3,705,000
         1,000,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                      1,015,000
         2,000,000    El Paso Corp., 7.875%, notes, due 6/15/12                                                            2,100,000
           350,000    El Paso Corp., 7.80%, senior notes, due 8/1/31                                                         353,500
         1,025,000    El Paso Natural Gas Co., 7.625%, senior notes, due 8/1/10                                            1,079,025
           975,000    Enterprise Products Operating L.P., 4.625%, senior notes, due 10/15/09                                 959,425
           750,000    Holly Energy Partners L.P., 6.24%, senior notes, due 3/1/15 (144A)                                     746,250
           275,000    Magellan Midstream Holdings L.P. (Bank Loan), 0%, bank loan, due 6/30/12                               278,781
         3,025,000    Northwest Pipeline Corp., 8.125%, company guaranteed notes, due 3/1/10                               3,282,125
         1,475,000    Southern Natural Gas Co., 8.875%, notes, due 3/15/10                                                 1,609,496
         3,250,000    Transcontinental Gas Pipe Line Corp., 7.00%, notes, due 8/15/11                                      3,550,625
         1,450,000    TransMontaigne, Inc., 9.125%, senior subordinated notes, due 6/1/10                                  1,544,250
         1,050,000    Utilicorp Canada Finance Corp., 7.75%, company guaranteed notes, due 6/15/11                         1,102,500
           900,000    Williams Companies, Inc., 7.625%, senior notes, due 7/15/19                                          1,026,000
           750,000    Williams Companies, Inc., 7.50%, debentures, due 1/15/31                                               834,375
           400,000    Williams Companies, Inc., 7.75%, notes, due 6/15/31                                                    454,000
                                                                                                                          25,505,036
Poultry - 0.3%
         1,330,000    Pilgrim's Pride Corp., 9.625%, company guaranteed notes, due 9/15/11                                 1,449,700
Private Corrections - 0.4%
         1,250,000    Corrections Corporation of America, 7.50%, senior notes, due 5/1/11                                  1,296,875
           750,000    Corrections Corporation of America, 6.25%, company guaranteed notes, due 3/15/13                       746,250
                                                                                                                           2,043,125
Publishing - Periodicals - 1.4%
         1,250,000    CBD Media Holdings LLC, 9.25%, senior notes, due 7/15/12                                             1,291,563
           675,000    CBD Media, Inc., 8.625%, company guaranteed notes, due 6/1/11                                          706,219
         1,600,000    Dex Media West Finance Co., 5.875%, senior notes, due 11/15/11                                       1,584,000
         3,850,000    Dex Media, Inc., 8.00%, notes, due 11/15/13                                                          4,119,499
                                                                                                                           7,701,281
Racetracks - 0.3%
         1,450,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15 (144A)                      1,459,063
Recycling - 0.3%
         1,400,000    Aleris International, Inc., 10.375%, secured notes, due 10/15/10                                     1,543,500
REIT - Health Care - 0.5%
         1,925,000    Senior Housing Properties Trust, 8.625%, senior notes, due 1/15/12                                   2,160,813
           350,000    Ventas Realty L.P., 6.75%, senior notes, due 6/1/10 (144A)                                             364,000
           350,000    Ventas Realty L.P., 7.125%, senior notes, due 6/1/15 (144A)                                            370,125
                                                                                                                           2,894,938
REIT - Hotels - 0.5%
         2,250,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15                                    2,227,500
           400,000    La Quinta Properties, Inc., 8.875%, senior notes, due 3/15/11                                          433,500
           300,000    La Quinta Properties, Inc., 7.00%, senior notes, due 8/15/12                                           310,500
                                                                                                                           2,971,500
Rental Auto/Equipment - 0.2%
         1,000,000    United Rentals North America, Inc, 7.75%, senior subordinated notes, due 11/15/13                      975,000
Resorts and Theme Parks - 0.1%
           695,000    Six Flags, Inc., 8.875%, senior notes, due 2/1/10                                                      686,313
Retail - Automobile - 0.3%
           350,000    Asbury Automotive Group, Inc., 8.00%, senior subordinated notes, due 3/15/14                           348,250
         1,100,000    Group 1 Automotive, Inc., 8.25%, senior subordinated notes, due 8/15/13                              1,124,750
                                                                                                                           1,473,000
Retail - Drug Store - 0.9%
         1,500,000    Jean Coutu Group, Inc., 7.625%, senior notes, due 8/1/12                                             1,560,000
         1,250,000    Rite Aid Corp., 6.125%, notes, due 12/15/08 (144A) ***                                               1,184,375
         2,125,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                         2,066,563
                                                                                                                           4,810,938
Retail - Major Department Stores - 0.2%
         1,050,000    J.C. Penney Company, Inc., 8.00%, notes, due 3/1/10                                                  1,155,963

Retail - Propane Distribution - 0.6%
           700,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15 (144A)                              742,000
         2,300,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                           2,369,000
                                                                                                                           3,111,000
Retail - Restaurants - 0.8%
           285,000    Burger King Corp. (Bank Loan), 0%, due 6/20/12                                                         289,346
         1,750,000    Domino's, Inc., 8.25%, senior subordinated notes, due 7/1/11                                         1,885,625
         2,000,000    VICORP Restaurants, Inc., 10.50%, senior notes, due 4/15/11                                          2,000,000
                                                                                                                           4,174,971
Rubber - Tires - 1.3%
         3,400,000    Goodyear Tire & Rubber Co., 8.50%, notes, due 3/15/07                                                3,561,500
         2,550,000    Goodyear Tire & Rubber Co., 7.857%, notes, due 8/15/11                                               2,575,500
         1,050,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15 (144A)                                   1,071,000
                                                                                                                           7,208,000
Satellite Telecommunications - 0.9%
           425,000    INTELSAT Bermuda, Ltd., 8.695%, senior notes, due 1/15/12 (144A) ***                                   433,500
           750,000    INTELSAT Bermuda, Ltd., 8.25%, senior notes, due 1/15/13 (144A)                                        783,750
         1,400,000    INTELSAT Bermuda, Ltd., 8.625%, senior notes, due 1/15/15 (144A)                                     1,491,000
           700,000    PanAmSat Corp., 9.00%, company guaranteed notes, due 8/15/14                                           773,500
           350,000    PanAmSat Holding Corp., 10.375%, senior discount notes, due 11/1/14                                    250,250
         1,775,000    Zeus Special Subsidiary, Ltd., 0%, senior discount notes, due 2/1/15                                 1,220,313
                                                                                                                           4,952,313
Soap and Cleaning Preparations - 0.1%
           750,000    Church & Dwight Company, Inc., 6.00%, company guaranteed notes, due 12/15/12                           751,875
Special Purpose Entity - 2.0%
           750,000    American Commercial Lines LLC, 9.50%, company guaranteed notes, due 2/15/15                            818,438
           175,000    CCM Merger, Inc. (Bank Loan), 0%, bank loan, due 7/21/12                                               177,188
           175,000    CCM Merger, Inc., 8.00%, notes, due 8/1/13 (144A)                                                      178,281
           800,000    Harvest Operations Corp., 7.875%, senior notes, due 10/15/11                                           784,000
           625,000    Interactive Health LLC, 7.75%, senior notes, due 4/1/11 (144A) ***, ss.                                543,750
           300,000    K&F Acquisition, Inc., 7.75%, company guaranteed notes, due 11/15/14                                   307,500
           430,000    Standard Aero Holdings, Inc., 8.25%,
                         senior subordinated notes, due 9/1/14 (144A)                                                        453,650
         5,166,000    Targeted Return Index Securities, 7.651%, secured notes, due 6/15/15 (144A) ***                      5,430,757
         1,450,000    Vanguard Health Holding Company I LLC, 0%,
                         senior discount notes, due 10/1/15 ***                                                            1,051,250
         1,250,000    Vanguard Health Holding Company II LLC, 9.00%,
                         senior subordinated notes, due 10/1/14                                                            1,359,375
                                                                                                                          11,104,189
Steel - Producers - 0.7%
         1,400,000    International Steel Group, Inc., 6.50%, senior notes, due 4/15/14                                    1,393,000
         2,148,000    United States Steel Corp., 9.75%, senior notes, due 5/15/10                                          2,362,800
                                                                                                                           3,755,800
Telecommunication Equipment - 0.7%
         2,570,000    Eschelon Operating Co., 8.375%, company guaranteed notes, due 3/15/10                                2,364,400
         1,400,000    Lucent Technologies, Inc., 6.45%, debentures, due 3/15/29                                            1,260,000
                                                                                                                           3,624,400
Telecommunication Services - 2.4%
         2,091,544    Calpoint Receivable Structured Trust 2001, 7.44%, notes, due 12/10/06 (144A) ss.                     2,091,544
           700,000    Cincinnati Bell Telephone Co., 6.30%, company guaranteed notes, due 12/1/28                            651,000
         2,950,000    Qwest Corp., 7.875%, senior notes, due 9/1/11                                                        3,075,375
         5,250,000    Qwest Corp., 8.875%, notes, due 3/15/12 ***                                                          5,748,750
           400,000    Qwest Corp., 6.67063%, senior notes, due 6/15/13 (144A)                                                418,000
           700,000    Time Warner Telecom, Inc., 10.125%, senior notes, due 2/1/11                                           717,500
           475,000    US WEST Communications, Inc., 5.625%, notes, due 11/15/08                                              468,469
                                                                                                                          13,170,638
Telephone - Integrated - 2.7%
           850,000    AT&T Corp., 6.00%, notes, due 3/15/09                                                                  879,852
           402,000    AT&T Corp., 7.30% senior notes, due 11/15/11                                                           458,783
           350,000    Cincinnati Bell, Inc., 7.25%, company guaranteed notes, due 7/15/13                                    373,188
         2,900,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14                                2,986,999
           250,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14 (144A)                           257,500
         1,600,000    Citizens Communications Co., 6.25%, senior notes, due 1/15/13                                        1,556,000
           725,000    Hawaiian Telcom Communications, Inc., 0% senior notes, due 5/1/13 (144A)                               752,188
           550,000    Hawaiian Telcom Communications, Inc., 9.75%, senior notes, due 5/1/13 (144A)                           594,000
           700,000    Hawaiian Telcom Communications, Inc., 12.50%,
                         senior subordinated notes, due 5/1/15 (144A)                                                        758,625
           750,000    Level 3 Financing, Inc., 10.75%, company guaranteed notes, due 10/15/11                                626,250
           900,000    MCI, Inc., 6.908%, senior notes, due 5/1/07 ***                                                        911,250
           700,000    MCI, Inc., 7.688%, senior notes, due 5/1/09 ***                                                        729,750
         2,925,000    Qwest Services Corp., 13.50%, secured notes, due 12/15/10                                            3,363,749
           550,000    Time Warner Telecommunications LLC, 9.75%, senior notes, due 7/15/08                                   556,875
                                                                                                                          14,805,009
Television - 0.5%
         1,050,000    Sinclair Broadcast Group, Inc., 8.00%, company guaranteed notes, due 3/15/12                         1,084,125
         1,750,000    Videotron Ltee, 6.875%, company guaranteed notes, due 1/15/14                                        1,789,375
                                                                                                                           2,873,500
Theaters - 1.3%
         1,300,000    AMC Entertainment, Inc., 7.51813%, company guaranteed notes, due 8/15/10 ***                         1,348,750
         1,000,000    AMC Entertainment, Inc., 8.625%, company guaranteed notes, due 8/15/12                               1,037,500
         1,700,000    LCE Acquisition Corp., 9.00%, company guaranteed notes, due 8/1/14 (144A)                            1,657,500
         5,175,000    Marquee Holdings, Inc., 0%, senior discount notes, due 8/15/14 ***                                   3,182,625
                                                                                                                           7,226,375
Transportation - Marine - 1.0%
         1,400,000    General Maritime Corp., 10.00%, senior notes, due 3/15/13                                            1,529,500
         1,750,000    H-Lines Finance Holding Corp., 0%, senior discount notes, due 4/1/13 (144A) ***                      1,408,750
         1,000,000    Horizon Lines LLC, 9.00%, notes, due 11/1/12 (144A)                                                  1,072,500
         1,400,000    Ship Finance International, Ltd., 8.50%, senior notes, due 12/15/13                                  1,340,500
                                                                                                                           5,351,250
Wireless Equipment - 0.5%
           475,000    American Tower Corp., 7.50%, senior notes, due 5/1/12                                                  503,500
         2,300,000    American Tower Corp., 7.125%, senior notes, due 10/15/12                                             2,426,500
                                                                                                                           2,930,000
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $506,616,786)                                                                                518,082,963
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.3%
Automotive - Cars and Light Trucks - 0.1%
            30,975    General Motors Corp., convertible, 6.25%                                                               696,628
Containers - Metal and Glass - 0%
             1,575    Owens-Illinois, Inc., convertible, 4.75%                                                                64,575
Finance - Investment Bankers/Brokers - 0.5%
           100,250    Lazard, Ltd., convertible, 6.625%                                                                    2,463,142
Non-Hazardous Waste Disposal - 0.4%
             6,930    Allied Waste Industries, Inc., convertible, 6.25%                                                    1,838,390
Oil Companies - Exploration and Production - 0.2%
            10,600    Chesapeake Energy Corp., convertible, 5.00% (144A)                                                   1,330,300
REIT - Hotels - 0.1%
            24,550    Strategic Hotel Capital, Inc., 8.50% (144A)                                                            607,613
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $6,668,310)                                                                                    7,000,648
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.3%
Casino Services - 0.3%
           166,722    Mikohn Gaming Corp. - expires 08/15/08 *,(beta), (oo) (cost $167)                                    1,542,179
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.1%
$       22,600,000    Banc of America Securities LLC, 3.3325%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $22,606,276
                         collateralized by $23,549,065
                         in U.S. Government Agencies
                         4.00% - 6.50%, 2/25/17 - 7/15/35
                         with a value of $23,052,000
                         (cost $22,600,000)                                                                               22,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $535,885,263) - 100%                                                                  $    549,225,790
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities
--------------------------------------------------------------------------------
Australia                            $      499,500                0.1%
Bahamas                                   2,567,999                0.5
Bermuda                                   9,541,267                1.7
Canada                                   19,724,338                3.6
France                                    6,096,124                1.1
Liberia                                   1,980,000                0.4
Marshall Islands                          1,529,500                0.3
Netherlands                               1,495,282                0.3
Singapore                                 1,758,375                0.3
United Kingdom                            2,972,500                0.5
United States++                         501,060,905               91.2
      Total                          $  549,225,790              100.0%
                                     ==============              =====

++    Includes Short-Term Securities (87.1% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

REIT              Real Estate Investment Trust

WI                When-Issued Security

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

***         Rate is subject to change. Rate shown reflects current rate.

(beta)      Security is illiquid.

(oo)  Schedule of Fair Valued Securities (as of July 31, 2005)

                                                           Value as a % of
                                                  Value    Investment Securities
--------------------------------------------------------------------------------
Janus High-Yield Fund
Mikohn Gaming Corp. - expires 08/15/08        $1,542,179          0.3%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                        Acquisition         Acquisition                           Value as a % of
                                                            Date               Cost                Value       Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Allegheny Energy Supply Company LLC, 8.25%
    bonds, due 4/15/12 (144A)                           2/9/04 - 4/2/04        $3,141,625         $3,543,750             0.6%
Calpoint Receivable Structured Trust 2001, 7.44%
    notes, due 12/10/06 (144A)                         9/22/03 - 8/24/04        2,038,399          2,091,544             0.4%
Dynegy Holdings, Inc., 10.125%
    secured notes, due 7/15/13 (144A)                  8/4/04 - 12/28/04        3,645,625          3,705,000             0.7%
Interactive Health LLC, 7.75%
    senior notes, due 4/1/11 (144A)                         3/19/04               502,650            543,750             0.1%
Virgin River Casino Corp., 0%
     senior subordinated notes, due 1/15/13 (144A)     12/10/04 - 7/11/05       1,347,621          1,512,300             0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              $10,675,920        $11,396,344             2.1%
-----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or mortgage backed securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                                              $3,162,345
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Janus Institutional Cash Reserves Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 16.6%
$       10,000,000    Associated Bank N.A., Green Bay, 3.26%, 8/22/05                                               $     10,000,000
        20,000,000    Calyon, New York, 4.00%, 7/19/06                                                                    19,996,242
        25,000,000    HSH Nordbank A.G., New York, 2.345%, 9/9/05                                                         24,999,603
        10,000,000    Natexis Banques Populaires, New York, 2.66%, 11/9/05                                                 9,999,865
        15,000,000    Natexis Banques Populaires, New York, 3.18%, 1/27/06                                                15,000,000
        25,000,000    Norddeutsche Landesbank Girozentrale, New York, 2.48%, 10/12/05                                     24,999,269
        10,000,000    Norddeutsche Landesbank Girozentrale, New York, 3.0275%, 12/30/05                                   10,000,000
        10,000,000    Norinchunkin Bank, New York, 3.38%, 8/15/05                                                         10,000,000
        20,000,000    Societe Generale, New York, 3.80%, 6/14/06                                                          20,000,000
        20,000,000    Standard Chartered Bank, New York, 3.71%, 4/5/06                                                    20,000,000
        30,000,000    Sumitomo Mitsui, 3.35%, 8/12/05                                                                     30,000,000
        22,500,000    Toronto Dominion Bank, NY, 3.75%, 5/11/06                                                           22,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $217,494,979)                                                                        217,494,979
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 16.7%
        15,000,000    Banco Bilbao, 3.40%, 9/7/05 Section 4(2)                                                            14,947,583
        10,000,000    Bryant Park Funding LLC, 3.40%, 9/6/05 Section 4(2)                                                  9,966,000
         9,400,000    Check Point Charlie, Inc., 3.48%, 9/26/05 Section 4(2)                                               9,349,115
        14,000,000    Check Point Charlie, Inc., 3.26%, 10/3/05 Section 4(2)                                              13,920,130
        15,000,000    Gotham Funding Corp., 3.41%, 8/22/05 Section 4(2)                                                   14,908,650
        10,000,000    Harrier Finance Funding, 3.075%, 9/2/05 (144A)                                                       9,972,667
        30,000,000    La Fayette Asset Securitization LLC, 3.37%, 8/15/05 Section 4(2)                                    29,960,682
        10,000,000    Manhattan Asset Funding Company LLC, 3.15%, 8/2/05 Section 4(2)                                      9,999,125
        15,000,000    Manhattan Asset Funding Company LLC, 3.37%, 8/17/05 Section 4(2)                                    14,977,533
        15,000,000    Manhattan Asset Funding Company LLC, 3.41%, 8/30/05 Section 4(2)                                    14,958,796
        10,000,000    Rhineland Funding Capital Corp., 3.21%, 8/3/05 Section 4(2)                                          9,998,217
        10,000,000    Rhineland Funding Capital Corp., 3.21%, 8/15/05 Section 4(2)                                         9,987,517
        10,000,000    Rhineland Funding Capital Corp., 3.50%, 9/28/05 Section 4(2)                                         9,943,611
        10,000,000    Rhineland Funding Capital Corp., 3.55%, 10/5/05 Section 4(2)                                         9,935,903
        10,000,000    Victory Receivables Corp., 3.12%, 8/1/05 Section 4(2)                                               10,000,000
        10,175,000    Whistlejacket Capital, Ltd., 3.28%, 9/20/05 (144A)                                                  10,128,647
        16,537,000    Whistlejacket Capital, Ltd., 3.61%, 11/22/05 (144A)                                                 16,349,613
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $219,303,789)                                                                               219,303,789
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 46.2%
         1,880,000    A.E. Realty LLC, Series 2003, 3.49%, 10/1/23                                                         1,880,000
         3,250,000    Alexander City, Alabama Special Care Facilities Financing Authority Revenue, (Russell
                         Hospital), Series B, 3.47%, 10/1/23                                                               3,250,000
         8,700,000    American Health Centers, Inc., Series 2001, 3.61%, 3/1/19                                            8,700,000
        25,000,000    Ares VII CLO, Ltd., Class A-1A, 3.2785%, 5/8/15 (144A) ss.                                          25,000,000
        38,000,000    Bank of America Securities LLC (same day put), 3.39%, 8/1/05                                        38,000,000
        16,525,000    Brooklyn Tabernacle, 3.54%, 4/1/24                                                                  16,525,000
           770,000    California Infrastructure and Economic Development, (Bonny Doon Project), Series B
                         3.57%, 5/1/25                                                                                       770,000
         3,898,800    Campus Research Corp., 3.57%, 6/1/13                                                                 3,898,800
         2,800,000    Capel, Inc., 3.48%, 9/1/09                                                                           2,800,000
         4,840,000    Colonial Acquisitions, Inc., 3.61%, 2/1/23                                                           4,840,000
         4,350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A
                         3.54%, 7/1/35                                                                                     4,350,000
         6,000,000    Colorado Natural Gas, Inc., Series 2004, 3.49%, 7/1/32                                               6,000,000
         3,301,000    Cornerstone Bank, 3.53%, 2/26/23                                                                     3,301,000
         9,896,000    Cornerstone Bank, 3.63%, 1/1/25                                                                      9,896,000
        13,229,000    Cornerstone Bank, 3.53%, 1/1/29                                                                     13,229,000
         5,690,000    Courtesy Realty LLC, Series 2002, 3.61%, 12/1/17                                                     5,690,000
         8,085,000    Crozer-Keystone Health Systems, 3.57%, 12/15/21                                                      8,085,000
         9,100,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A
                         3.49% 6/1/27                                                                                      9,100,000
         8,000,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A
                         3.54%, 5/1/39                                                                                     8,000,000
        10,895,000    Edison Chouest Offshore LLC, 3.61%, 2/1/14                                                          10,895,000
        35,000,000    EMC Mortgage Corp. (same day put), 3.4725%, 5/8/06                                                  35,000,000
         5,725,000    Fairfield Christian Church, 3.60%, 4/1/22                                                            5,725,000
         4,935,000    H.C. Equities L.P., 3.43%, 12/1/23                                                                   4,935,000
        10,000,000    HSH Nordbank A.G., New York, 3.46%, 6/23/15 (144A)                                                  10,000,000
         9,965,000    Illinois Development Finance Authority Revenue, (St. Anthony's Health
                         Center), Program E-1, Variable Rate, 3.69%, 10/1/29                                               9,965,000
         4,150,000    J.D. Parks and Lissa Parks, Series 2002, 3.61%, 6/1/22                                               4,150,000
        40,000,000    JP Morgan Securities, Inc. (seven day put), 3.3925%, 1/17/06                                        40,000,000
         7,800,000    Jasper, Morgan, Newton and Walton Counties, Georgia Joint Development Authority
                         Revenue, (Industrial Park Project), 3.50%, 12/1/20                                                7,800,000
        44,000,000    Lehman Brothers, Inc. (90 day put), 3.4925%, 3/6/06 (beta)                                          44,000,000
        14,170,000    Louisiana Local Government Authority (Environmental Facilities Community
                         Development Center), 3.69%, 3/1/11                                                               14,170,000
         4,500,000    Lowell Family LLC, 3.55%, 4/1/30                                                                     4,500,000
         8,785,000    Luxor Management Company, 3.61%, 4/1/18                                                              8,785,000
        42,000,000    Merrill Lynch & Company, Inc. (seven day put), 3.4625%, 3/28/06                                     42,000,000
         7,700,000    McElroy Metal Mill, Inc., Series 2003, 3.61%, 7/1/18                                                 7,700,000
        10,345,000    Mississippi Business Finance Corp., 3.61%, 12/1/22                                                  10,345,000
         5,555,000    Montgomery, Alabama Downtown Redevelopment Authority Capital Improvement
                         Revenue, 3.47%, 11/1/18                                                                           5,555,000
         4,700,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick Co.),
                         Series A, 3.4216%, 9/1/14                                                                         4,700,000
         5,185,000    Ohio Health Care Facility Revenue Bonds, (United Church Homes, Inc. Project), Series 2002
                         3.57%, 9/1/27                                                                                     5,185,000
         8,140,000    Orthopedic Institute of Ohio, 3.60%, 12/1/11                                                         8,140,000
        14,416,974    Park Place Securities Trust 2004-MMI, Class AM2, 3.51%, 1/25/35 (144A) ss.                          14,416,974
        20,000,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 3.40813%, 10/15/38 (144A)                 20,000,000
        13,300,000    Russell Lands, Inc., Series 2002, 3.61%, 8/1/12                                                     13,300,000
        11,050,000    Safe Mini Storage Development LLC, Series 2002, 3.63%, 10/1/17                                      11,050,000
         5,900,000    Stone-Lee Partners LLC, 3.48%, 3/1/21                                                                5,900,000
         6,300,000    Tennessee Aluminum Processors, Inc., 3.50%, 5/1/14                                                   6,300,000
         4,111,000    TOG Properties LLC, 3.61%, 9/1/18                                                                    4,111,000
        13,800,000    Village Green Finance Co., 3.43%, 11/1/22                                                           13,800,000
         5,700,000    Virginia Health Services, 3.43%, 1/1/18                                                              5,700,000
        40,000,000    Westdeutsche Landesbank A.G., New York, 3.36%, 4/4/06 (144A)                                        40,000,000
         9,670,000    West Park Apartments and Cedar Pines Apartments, Series 2002, 3.53%, 9/1/22                          9,670,000
         5,000,000    Wiley Properties, 3.49%, 12/1/22                                                                     5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $606,112,774)                                                                            606,112,774
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 19.7%
       106,200,000    Bear Stearns & Company, Inc., 3.3625%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $106,229,758
                         collateralized by $1,030,523,451
                         in U.S. Government Agencies
                         4.50% - 8.50%, 2/1/18 - 9/1/35
                         with a value of $108,324,122                                                                    106,200,000

        38,000,000    Citigroup Global Markets, Inc., 3.4825%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $38,011,028
                         collateralized by $62,784,674
                         in Credit Enhanced Mortgage Loans
                         0% - 0.002%, 6/1/28 - 6/30/35
                         with a value of $61,138,041                                                                      38,000,000
        38,000,000    Goldman Sachs & Co., 3.3825%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $38,010,711
                         collateralized by $38,910,151
                         in Commercial Paper; 0%, 9/6/05
                         with a value of $38,760,001                                                                      38,000,000
        38,000,000    IXIS Financial Products, Inc., 3.4125%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $38,010,806
                         collateralized by $38,771,023
                         in Asset-Backed Securities; 3.87%, 9/26/16
                         with a value of $38,771,023                                                                      38,000,000
        38,000,000    Wachovia Capital Markets LLC, 3.38%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $38,010,703
                         collateralized by $10,305,642
                         in Asset-Backed Securities
                         4.06125% - 4.64125%, 5/25/35 - 7/25/35;
                         $237,268,900 in Collateralized Mortgage
                         Obligations, 1.33% - 7.18%, 3/17/28 - 5/25/45
                         with respective values of $10,158,027
                         and $29,259,627                                                                                  38,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $258,200,000)                                                                          258,200,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Note - 0.8%
        10,000,000    CC USA, Inc., 2.79%, 11/22/05 (144A) (cost $10,000,000)                                             10,000,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,311,111,542) - 100%                                                                $  1,311,111,542
====================================================================================================================================

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

(beta)            Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities

                                              Acquisition         Acquisition                           Value as a % of
                                                  Date              Cost               Value         Investment Securities
--------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Ares VII CLO, Ltd., Class A-1A
    3.2785%, 5/8/15 (144A)                      4/23/03          $  25,000,000       $  25,000,000             1.9%
Park Place Securities LLC
    3.51%, 1/25/35 (144A)                       12/3/04                                                        1.1%
                                                                    14,416,974          14,416,974
--------------------------------------------------------------------------------------------------------------------------
                                                                 $  39,416,974       $  39,416,974             3.0%
--------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2005. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Mercury Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.8%
Advertising Sales - 0.8%
           857,410    Lamar Advertising Co.*,#                                                                      $     37,734,614
Aerospace and Defense - 1.1%
           849,935    Lockheed Martin Corp.                                                                               53,035,944
Agricultural Operations - 0.3%
           458,145    Delta and Pine Land Co.#                                                                            12,255,379
Applications Software - 2.0%
         3,646,115    Microsoft Corp.                                                                                     93,377,005
Athletic Footwear - 1.5%
           867,800    NIKE, Inc. - Class B                                                                                72,721,640
Audio and Video Products - 0.7%
           399,105    Harman International Industries, Inc.#                                                              34,303,075
Automotive - Cars and Light Trucks - 1.0%
         1,012,369    BMW A.G.**,#                                                                                        47,332,306
Broadcast Services and Programming - 3.7%
         1,186,050    Liberty Global, Inc. - Class A*,#                                                                   56,266,212
        13,837,513    Liberty Media Corp. - Class A*                                                                     121,631,739
                                                                                                                         177,897,951
Cable Television - 1.3%
         2,140,070    Comcast Corp. - Special Class A*                                                                    64,202,100
Cellular Telecommunications - 0.6%
         1,223,240    Nextel Partners, Inc. - Class A*,#                                                                  30,458,676
Chemicals - Specialty - 1.6%
            75,454    Givaudan S.A.**,#                                                                                   45,239,899
           244,497    Syngenta A.G.*,**                                                                                   25,481,454
           351,670    Syngenta A.G. (ADR)*,**                                                                              7,314,736
                                                                                                                          78,036,089
Computers - 2.4%
         1,711,195    Dell, Inc.*                                                                                         69,252,062
         1,776,800    Hewlett-Packard Co.                                                                                 43,744,816
                                                                                                                         112,996,878
Cosmetics and Toiletries - 2.4%
         2,076,855    Procter & Gamble Co.#                                                                              115,535,444
Data Processing and Management - 0.7%
           715,565    Automatic Data Processing, Inc.                                                                     31,778,242
Diversified Operations - 7.3%
         2,937,485    General Electric Co.                                                                               101,343,234
           857,522    Louis Vuitton Moet Hennessy S.A.**,#                                                                71,093,245
           439,855    Pentair, Inc.#                                                                                      17,668,975
         3,273,292    Smiths Group PLC                                                                                    55,012,572
         3,276,255    Tyco International, Ltd. (U.S. Shares)                                                              99,827,490
                                                                                                                         344,945,516
E-Commerce/Products - 0.3%
           329,460    Amazon.com, Inc.*,#                                                                                 14,881,708
E-Commerce/Services - 0.4%
           422,135    eBay, Inc.*                                                                                         17,636,800
Electronic Components - Semiconductors - 4.4%
           127,236    Samsung Electronics Company, Ltd.**                                                                 69,725,037
         4,449,065    Texas Instruments, Inc.                                                                            141,302,304
                                                                                                                         211,027,341
Entertainment Software - 1.2%
           973,695    Electronic Arts, Inc.*,#                                                                            56,084,832
Finance - Investment Bankers/Brokers - 4.6%
           933,758    Citigroup, Inc.                                                                                     40,618,473
           430,265    Goldman Sachs Group, Inc.                                                                           46,244,882
         3,780,615    JP Morgan Chase & Co.                                                                              132,850,811
                                                                                                                         219,714,166
Finance - Mortgage Loan Banker - 1.4%
           387,220    Fannie Mae                                                                                          21,630,109
           687,865    Freddie Mac                                                                                         43,528,097
                                                                                                                          65,158,206
Finance - Other Services - 0.2%
            33,405    Chicago Mercantile Exchange Holdings, Inc.#                                                         10,056,575
Food - Retail - 1.0%
           350,675    Whole Foods Market, Inc.#                                                                           47,870,644
Hotels and Motels - 2.4%
         1,801,055    Starwood Hotels & Resorts Worldwide, Inc.                                                          114,042,803
Independent Power Producer - 0.6%
         2,241,410    Reliant Energy, Inc.*,#                                                                             29,721,097
Internet Security - 0.4%
           939,525    Check Point Software Technologies, Ltd. (U.S. Shares)*                                              21,167,498
Medical - Biomedical and Genetic - 1.0%
           954,150    Celgene Corp.*                                                                                      45,656,078
Medical - Drugs - 5.7%
         1,040,285    Eli Lilly and Co.                                                                                   58,588,851
         1,149,986    Roche Holding A.G.**                                                                               156,208,222
           607,481    Sanofi-Aventis**,#                                                                                  52,467,886
                                                                                                                         267,264,959
Medical - HMO - 5.1%
           488,715    Aetna, Inc.                                                                                         37,826,541
           755,855    Coventry Health Care, Inc.*,#                                                                       53,461,624
         2,819,200    UnitedHealth Group, Inc.                                                                           147,444,160
                                                                                                                         238,732,325
Medical - Hospitals - 0.2%
           245,666    LifePoint Hospitals, Inc.*,#                                                                        11,487,342
Medical - Nursing Homes - 0.2%
           246,595    Manor Care, Inc.                                                                                     9,360,746
Motion Pictures and Services - 0.3%
         1,431,825    Lions Gate Entertainment Corp. (U.S. Shares)*,#                                                     14,676,206
Motorcycle and Motor Scooter Manufacturing - 0.4%
           335,275    Harley-Davidson, Inc.#                                                                              17,833,277
Multi-Line Insurance - 0.2%
           183,920    American International Group, Inc.#                                                                 11,071,984
Multimedia - 2.9%
         5,539,959    Time Warner, Inc.*                                                                                  94,290,103
         1,706,935    Walt Disney Co.#                                                                                    43,765,813
                                                                                                                         138,055,916
Networking Products - 1.8%
         4,525,745    Cisco Systems, Inc.*                                                                                86,668,017
Oil - Field Services - 1.1%
           871,655    BJ Services Co.                                                                                     53,162,238
Oil and Gas Drilling - 0.6%
           629,280    Global Santa Fe Corp.#                                                                              28,311,307
Oil Companies - Exploration and Production - 1.1%
           417,980    Apache Corp.                                                                                        28,589,832
           566,200    EnCana Corp. (U.S. Shares)                                                                          23,412,370
                                                                                                                          52,002,202
Oil Companies - Integrated - 2.4%
           213,360    Amerada Hess Corp.#                                                                                 25,146,610
         1,345,030    BP PLC (ADR)                                                                                        88,610,576
                                                                                                                         113,757,186
Pharmacy Services - 2.1%
         2,221,195    Caremark Rx, Inc.*                                                                                  99,020,873
Printing - Commercial - 0.4%
           591,700    R.R. Donnelley & Sons Co.#                                                                          21,330,785
Reinsurance - 2.9%
            50,505    Berkshire Hathaway, Inc. - Class B*,#                                                              140,504,910
Retail - Building Products - 1.0%
           723,330    Lowe's Companies, Inc.                                                                              47,898,913
Retail - Consumer Electronics - 1.2%
           767,965    Best Buy Company, Inc.                                                                              58,826,119
Retail - Office Supplies - 1.5%
         3,193,817    Staples, Inc.#                                                                                      72,723,213
Retail - Pet Food and Supplies - 0.4%
           684,245    PETsMART, Inc.#                                                                                     20,356,289
Savings/Loan/Thrifts - 0.6%
         1,964,676    NewAlliance Bancshares, Inc.#                                                                       28,389,568
Semiconductor Components/Integrated Circuits - 1.9%
         2,163,560    Maxim Integrated Products, Inc.                                                                     90,588,257
Steel - Producers - 0.8%
           203,060    POSCO**                                                                                             40,523,011
Telecommunication Equipment - Fiber Optics - 1.1%
         2,663,735    Corning, Inc.*                                                                                      50,744,152
Television - 0.6%
         1,088,365    Univision Communications, Inc. - Class A*,#                                                         30,778,962
Therapeutics - 0.4%
           360,835    Neurocrine Biosciences, Inc.*                                                                       17,890,199
Toys - 0.5%
         1,153,187    Marvel Enterprises, Inc.*                                                                           22,360,296
Transportation - Railroad - 3.0%
         1,555,900    Canadian National Railway Co. (U.S. Shares)                                                        103,389,555
           552,277    Union Pacific Corp.                                                                                 38,830,596
                                                                                                                         142,220,151
Transportation - Services - 2.5%
           854,990    C.H. Robinson Worldwide, Inc.#                                                                      53,496,724
           790,220    FedEx Corp.                                                                                         66,449,600
                                                                                                                         119,946,324
Web Portals/Internet Service Providers - 2.7%
         3,926,830    Yahoo!, Inc.*                                                                                      130,920,512
Wireless Equipment - 0.9%
         2,134,790    Motorola, Inc.                                                                                      45,214,852
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,226,657,332)                                                                               4,382,249,698
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
U.S. Government Agency - 0.3%
           286,800    Fannie Mae, 7.00% (cost $14,340,000)                                                                15,899,475
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.0%
       284,236,667    State Street Navigator Securities Lending Prime Portfolio+ (cost $284,236,667)                     284,236,667
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 1.9%
       $37,100,000    Banc of America Securities LLC, 3.32%
                        dated 7/29/05, maturing 8/1/05
                        to be repurchased at $37,110,264
                        collateralized by $195,714,637
                        in U.S. Government Agencies
                        0% - 12.164%, 9/15/15 - 7/25/35
                        with a value of $37,842,000                                                                       37,100,000
        53,400,000    Nomura Securities International, Inc., 3.33%
                        dated 7/29/05, maturing 8/1/05
                        to be repurchased at $53,414,819
                        collateralized by $263,671,002
                        in U.S. Government Agencies
                        0% - 12.60%, 10/15/15 - 7/15/35
                        with a value of $54,468,000                                                                       53,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $90,500,000)                                                                            90,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,615,733,999) - 100%                                                                $  4,772,885,840
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   99,827,490                2.1%
Canada                                  141,478,131                3.0
Cayman Islands                           28,311,307                0.6
France                                  123,561,131                2.6
Germany                                  47,332,306                1.0
Israel                                   21,167,498                0.4
South Korea                             110,248,048                2.3
Switzerland                             234,244,311                4.9
United Kingdom                          143,623,148                3.0
United States++                       3,823,092,470               80.1
      Total                          $4,772,885,840              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (72.2% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2005

Currency Sold and                   Currency         Currency        Unrealized
Settlement Date                    Units Sold     Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
Euro 8/19/05                        15,300,000     $ 18,569,937      $1,186,953
Euro 9/9/05                          6,080,000     $  7,386,312      $  636,856
Euro 12/2/05                         4,500,000     $  5,489,949      $  (24,159)
Euro 1/27/06                        17,100,000     $ 20,926,606      $   49,964
South Korean Won 11/14/05       29,350,000,000     $ 28,615,721      $  617,347
South Korean Won 11/30/05        6,800,000,000     $  6,631,257      $   19,110
Swiss Franc 8/19/05                 42,900,000     $ 33,368,384      $2,501,181
Swiss Franc 1/27/06                 56,100,000     $ 44,260,379      $  228,677
--------------------------------------------------------------------------------
Total                                              $165,248,545      $5,215,929

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S.              Shares Securities of foreign companies trading on an American
                  Stock Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Mercury Fund                                                $740,179,409
--------------------------------------------------------------------------------

Janus Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 82.5%
Advertising Agencies - 0.5%
           300,000    Omnicom Group, Inc.                                                                                 25,461,000
Agricultural Chemicals - 0.3%
           650,000    Agrium, Inc. (U.S. Shares)                                                                          14,865,500
Automotive - Truck Parts and Equipment - Original - 1.0%
           300,000    Lear Corp.                                                                                          12,831,000
           500,000    Magna International, Inc. - Class A (U.S. Shares)                                                   38,550,000
                                                                                                                          51,381,000
Beverages - Wine and Spirits - 0.5%
           450,000    Brown-Forman Corp. - Class B                                                                        26,302,500
Brewery - 0.6%
           500,000    Molson Coors Brewing Co. - Class B#                                                                 31,350,000
Broadcast Services and Programming - 0.7%
         4,000,000    Liberty Media Corp. - Class A*                                                                      35,160,000
Building - Residential and Commercial - 1.0%
           450,000    Pulte Homes, Inc.                                                                                   42,129,000
           100,000    Standard Pacific Corp.#                                                                              9,539,000
                                                                                                                          51,668,000
Chemicals - Specialty - 1.4%
         1,700,000    Lubrizol Corp.                                                                                      74,800,000
Coal - 0.6%
           550,000    Arch Coal, Inc.#                                                                                    31,306,000
Commercial Banks - 0.6%
           600,000    Compass Bancshares, Inc.                                                                            28,926,000
Commercial Services - 0.7%
         2,700,000    ServiceMaster Co.                                                                                   37,098,000
Cosmetics and Toiletries - 1.6%
           900,000    Alberto-Culver Co.                                                                                  40,608,000
           600,000    Avon Products, Inc.                                                                                 19,626,000
           600,000    Estee Lauder Companies, Inc. - Class A                                                              23,484,000
                                                                                                                          83,718,000
Diagnostic Equipment - 0.5%
         1,050,000    Cytyc Corp.*                                                                                        26,208,000
Distribution/Wholesale - 2.4%
           350,000    Genuine Parts Co.                                                                                   16,026,500
         1,200,000    Tech Data Corp.*                                                                                    46,536,000
         1,000,000    W.W. Grainger, Inc.                                                                                 62,320,000
                                                                                                                         124,882,500
Diversified Operations - 0.6%
           700,000    Dover Corp.                                                                                         28,882,000
Diversified Operations-Commercial Services - 0.7%
         1,600,000    Cendant Corp.                                                                                       34,176,000
E-Commerce/Services - 0.4%
           800,000    IAC/InterActiveCorp*                                                                                21,360,000
Electric - Integrated - 1.0%
         1,933,800    DPL, Inc.                                                                                           53,372,880
Electronic Components - Miscellaneous - 0.8%
           950,000    Flextronics International, Ltd. (U.S. Shares)*,#                                                    12,863,000
         2,100,000    Vishay Intertechnology, Inc.*,#                                                                     29,442,000
                                                                                                                          42,305,000
Electronic Components - Semiconductors - 0.5%
           150,000    Fairchild Semiconductor International, Inc.*,#                                                       2,529,000
           790,000    QLogic Corp.*,#                                                                                     24,529,500
                                                                                                                          27,058,500
Electronic Design Automation - 0.3%
           800,000    Synopsys, Inc.*                                                                                     14,808,000
Engineering - Research and Development Services - 1.1%
           973,300    Jacobs Engineering Group, Inc.*,#                                                                   57,307,904
Fiduciary Banks - 2.5%
           570,000    Bank of New York Company, Inc.                                                                      17,544,600
         2,100,000    Mellon Financial Corp.                                                                              63,966,000
         1,000,000    State Street Corp.                                                                                  49,740,000
                                                                                                                         131,250,600
Finance - Commercial - 0.6%
           700,000    CIT Group, Inc.                                                                                     30,898,000
Finance - Credit Card - 0.3%
           700,000    MBNA Corp.                                                                                          17,612,000
Food - Confectionary - 0.6%
           650,000    J.M. Smucker Co.#                                                                                   30,920,500
Food - Diversified - 0.4%
           600,000    H.J. Heinz Co.                                                                                      22,068,000
Food - Wholesale/Distribution - 0.9%
         1,400,000    Supervalu, Inc.                                                                                     49,560,000
Forestry - 0.8%
         1,100,000    Plum Creek Timber Company, Inc.                                                                     41,635,000
Gas - Distribution - 0.3%
           500,000    ONEOK, Inc.#                                                                                        17,475,000
Health Care Cost Containment - 0.2%
           200,000    McKesson Corp.                                                                                       9,000,000
Hospital Beds and Equipment - 0.4%
           450,000    Hillenbrand Industries, Inc.                                                                        23,134,500
Hotels and Motels - 0.3%
           450,000    Fairmont Hotels & Resorts, Inc. (U.S. Shares)#                                                      14,553,000
Human Resources - 1.0%
         1,100,000    Manpower, Inc.                                                                                      52,580,000
Industrial Gases - 0.4%
           320,000    Air Products and Chemicals, Inc.                                                                    19,123,200
Internet Infrastructure Equipment - 0.4%
           550,000    Avocent Corp.*                                                                                      19,173,000
Internet Security - 0.6%
         1,400,000    Check Point Software Technologies, Ltd. (U.S. Shares)*                                              31,542,000
Investment Management and Advisory Services - 2.7%
         1,600,000    Alliance Capital Management Holding L.P.#                                                           72,848,000
           900,000    Federated Investors, Inc. - Class B                                                                 28,746,000
           200,000    Franklin Resources, Inc.                                                                            16,164,000
         1,450,000    Waddell & Reed Financial, Inc. - Class A                                                            28,173,500
                                                                                                                         145,931,500
Life and Health Insurance - 0.6%
           700,000    Lincoln National Corp.                                                                              33,810,000
Machinery - Construction and Mining - 0.3%
           400,000    Joy Global, Inc.                                                                                    16,428,000
Machinery - Farm - 0.8%
           550,000    Deere & Co.                                                                                         40,441,500
Medical - Biomedical and Genetic - 0.4%
           350,000    Millipore Corp.*                                                                                    21,444,500
Medical - Drugs - 0.7%
         1,200,000    Endo Pharmaceuticals Holdings, Inc.*,#                                                              34,152,000
Medical - Generic Drugs - 0.6%
         2,150,000    Perrigo Co.                                                                                         29,885,000
Medical - Hospitals - 1.1%
         1,850,000    Health Management Associates, Inc. - Class A#                                                       44,030,000
           251,564    LifePoint Hospitals, Inc.*,#                                                                        11,763,133
                                                                                                                          55,793,133
Medical - Nursing Homes - 1.1%
         1,450,000    Manor Care, Inc.                                                                                    55,042,000
Medical Instruments - 0.8%
           250,000    Beckman Coulter, Inc.                                                                               13,585,000
           900,000    Boston Scientific Corp.*                                                                            26,055,000
                                                                                                                          39,640,000
Medical Labs and Testing Services - 1.0%
         1,000,000    Laboratory Corporation of America Holdings*                                                         50,670,000
Medical Products - 1.5%
           600,000    Biomet, Inc.                                                                                        22,878,000
           300,000    Cooper Companies, Inc.#                                                                             20,610,000
           850,000    Henry Schein, Inc.*,#                                                                               36,694,500
                                                                                                                          80,182,500
Medical Sterilization Products - 0.6%
         1,127,500    Steris Corp.                                                                                        30,634,175
Multi-Line Insurance - 1.5%
         2,900,000    Old Republic International Corp.                                                                    76,154,000
Multimedia - 1.0%
         1,140,000    McGraw-Hill Companies, Inc.                                                                         52,451,400
Networking Products - 0.6%
         2,800,000    Foundry Networks, Inc.*,#                                                                           33,152,000
Non-Hazardous Waste Disposal - 1.1%
           850,000    Republic Services, Inc.                                                                             30,812,500
           900,000    Waste Management, Inc.                                                                              25,308,000
                                                                                                                          56,120,500
Office Automation and Equipment - 0.7%
         2,800,000    Xerox Corp.*                                                                                        36,988,000
Oil - Field Services - 0.4%
           350,000    BJ Services Co.                                                                                     21,346,500
Oil and Gas Drilling - 1.9%
           350,000    Nabors Industries, Ltd.*                                                                            22,907,500
           600,000    Patterson-UTI Energy, Inc.#                                                                         19,698,000
         1,400,000    Precision Drilling Corp. (U.S. Shares)*,#                                                           58,884,000
                                                                                                                         101,489,500
Oil Companies - Exploration and Production - 7.5%
           800,000    Anadarko Petroleum Corp.                                                                            70,680,000
           370,000    Apache Corp.                                                                                        25,308,000
           700,000    Cimarex Energy Co.*                                                                                 29,358,000
           100,000    Devon Energy Corp.                                                                                   5,609,000
           600,000    Houston Exploration Co.*                                                                            34,674,000
         1,450,000    Newfield Exploration Co.*                                                                           61,610,500
           652,128    Noble Energy, Inc.                                                                                  53,807,081
         1,000,000    Pioneer Natural Resources Co.                                                                       43,330,000
           500,000    St. Mary Land & Exploration Co.#                                                                    15,800,000
           550,000    Stone Energy Corp.*,#                                                                               29,265,500
           400,000    Unocal Corp.                                                                                        25,940,000
                                                                                                                         395,382,081
Oil Field Machinery and Equipment - 0.7%
           200,000    Cooper Cameron Corp.*                                                                               14,196,000
           400,000    National-Oilwell Varco, Inc.*                                                                       20,940,000
                                                                                                                          35,136,000
Paper and Related Products - 2.1%
           950,000    Rayonier, Inc.#                                                                                     54,188,000
         2,200,000    Smurfit-Stone Container Corp.*                                                                      26,686,000
           750,000    Temple-Inland, Inc.                                                                                 29,842,500
                                                                                                                         110,716,500
Pharmacy Services - 1.2%
         1,400,000    Omnicare, Inc.#                                                                                     64,540,000
Photo Equipment and Supplies - 0.2%
           300,000    Eastman Kodak Co.#                                                                                   8,022,000
Pipelines - 0.5%
           600,000    Western Gas Resources, Inc.#                                                                        24,024,000
Property and Casualty Insurance - 0.3%
           250,000    Mercury General Corp.#                                                                              14,427,500
Publishing - Newspapers - 0.4%
           600,000    Tribune Co.                                                                                         21,900,000
Radio - 1.1%
         1,900,000    Cox Radio, Inc. - Class A*,#                                                                        29,925,000
         1,250,000    Westwood One, Inc.                                                                                  25,462,500
                                                                                                                          55,387,500
Reinsurance - 2.5%
            25,500    Berkshire Hathaway, Inc. - Class B*                                                                 70,941,000
           200,000    Everest Re Group, Ltd.#                                                                             19,480,000
         1,100,000    IPC Holdings, Ltd.                                                                                  44,495,000
                                                                                                                         134,916,000
REIT - Apartments - 0.3%
           400,000    Archstone-Smith Trust, Inc.                                                                         17,000,000
REIT - Health Care - 0.6%
         1,150,000    Health Care Property Investors, Inc.                                                                32,039,000
REIT - Office Property - 1.4%
           250,000    Alexandria Real Estate Equities, Inc.#                                                              20,112,500
           600,000    Prentiss Properties Trust                                                                           24,282,000
         1,400,000    Trizec Properties, Inc.#                                                                            30,758,000
                                                                                                                          75,152,500
REIT - Regional Malls - 0.5%
           350,000    Macerich Co.                                                                                        24,577,000
REIT - Shopping Centers - 0.4%
           800,000    Equity One, Inc.#                                                                                   19,040,000
Retail - Apparel and Shoe - 0.6%
           300,000    AnnTaylor Stores Corp.*                                                                              7,731,000
           650,000    Talbots, Inc.                                                                                       22,210,500
                                                                                                                          29,941,500
Retail - Auto Parts - 0.4%
           300,000    Advance Auto Parts, Inc.*                                                                           20,688,000
Retail - Drug Store - 0.8%
         1,400,000    CVS Corp.                                                                                           43,442,000
Retail - Major Department Stores - 0.6%
         1,400,000    Saks, Inc.*                                                                                         29,708,000
Retail - Restaurants - 0.4%
           400,000    Wendy's International, Inc.                                                                         20,680,000
Rubber - Tires - 0.8%
         2,200,000    Cooper Tire & Rubber Co.#                                                                           44,264,000
Savings/Loan/Thrifts - 2.9%
         1,850,000    Astoria Financial Corp.                                                                             51,689,000
         1,700,000    Independence Community Bank Corp.#                                                                  62,917,000
         1,770,000    Washington Federal, Inc.                                                                            41,187,900
                                                                                                                         155,793,900
Semiconductor Components/Integrated Circuits - 0.2%
           900,000    Integrated Device Technology, Inc.*                                                                 10,404,000
Super-Regional Banks - 1.0%
           700,000    PNC Bank Corp.                                                                                      38,374,000
           225,414    SunTrust Banks, Inc.                                                                                16,392,106
                                                                                                                          54,766,106
Telecommunication Equipment - 0.8%
         1,800,000    Andrew Corp.*                                                                                       19,782,000
         2,350,000    Avaya, Inc.*,#                                                                                      24,275,500
                                                                                                                          44,057,500
Telephone - Integrated - 2.5%
           650,000    ALLTEL Corp.#                                                                                       43,225,000
         1,900,000    CenturyTel, Inc.#                                                                                   65,303,000
           705,700    IDT Corp.*                                                                                           9,152,929
           850,000    IDT Corp. - Class B*,#                                                                              11,041,500
                                                                                                                         128,722,429
Television - 0.5%
           900,000    Univision Communications, Inc. - Class A*                                                           25,452,000
Toys - 0.6%
         1,600,000    Mattel, Inc.                                                                                        29,840,000
Transportation - Railroad - 1.2%
         1,200,000    Kansas City Southern*,#                                                                             27,072,000
           500,000    Union Pacific Corp.                                                                                 35,155,000
                                                                                                                          62,227,000
Transportation - Services - 1.2%
         2,400,000    Laidlaw International, Inc.                                                                         61,680,000
Transportation - Truck - 1.2%
         1,500,000    J.B. Hunt Transport Services, Inc.                                                                  29,445,000
         1,500,000    Werner Enterprises, Inc.#                                                                           28,455,000
            47,376    Yellow Roadway Corp.*                                                                                2,506,664
                                                                                                                          60,406,664
Wireless Equipment - 0.2%
         1,550,000    Wireless Facilities, Inc.*,#                                                                         9,982,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,640,031,649)                                                                               4,308,992,972
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.3%
$       25,000,000    Fannie Mae, 3.26%, due 10/31/05                                                               $     24,781,250
        25,000,000    Federal Home Loan Bank System, 3.29%, due 8/19/05                                                   24,958,875
        15,000,000    Freddie Mac, 2.85%, due 8/2/05                                                                      14,998,813
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $64,751,674)                                                                         64,738,938
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.8%
       200,000,000    Janus Institutional Cash Reserves Fund, 3.25% (cost $200,000,000)                                  200,000,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.7%
       247,164,688    State Street Navigator Securities Lending Prime Portfolio+ (cost $247,164,688)                     247,164,688
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.4%
      $177,200,000    Banc of America Securities LLC, 3.32%
                        dated 7/29/05, maturing 8/1/05
                        to be repurchased at $177,249,025
                        collateralized by $934,787,971
                        in U.S. Government Agencies
                        0% - 12.164%, 9/15/15 - 7/25/35
                        with a value of $180,744,000
                        (cost $177,200,000)                                                                              177,200,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agency - 0.5%
        25,000,000    Fannie Mae, 3.16%, due 8/31/05 (amortized cost $24,934,167)                                         24,934,167
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 3.8%
       198,200,000    Societe Generale, ETD, 3.29%, 8/1/05 (cost $198,200,000)                                           198,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,552,282,178) - 100%                                                                $  5,221,230,765
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   86,882,500                1.7%
Canada                                  126,852,500                2.4
Israel                                   31,542,000                0.6
Singapore                                12,863,000                0.2
United States++                       4,963,090,765               95.1
      Total                          $5,221,230,765              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (78.9% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ETD               Euro Time Deposit

REIT              Real Estate Investment Trust

U.S.              Shares Securities of foreign companies trading on an American
                  Stock Exchange.

*     Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                          $247,164,688
--------------------------------------------------------------------------------

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 11.5%
$       25,000,000    Bank of Tokyo - Mitsubishi, 3.20%, 8/12/05                                                    $     25,000,000
        50,000,000    Barclays Bank PLC, NY, 3.19%, 8/12/05                                                               50,000,000
        30,000,000    Calyon, New York, 4.00%, 7/19/06                                                                    29,994,363
        25,000,000    HSH Nordbank A.G., New York, 2.345%, 9/9/05 (144A)                                                  24,999,603
        50,000,000    Natexis Banques Populaires, New York, 2.66%, 11/9/05                                                49,999,324
        35,000,000    Natexis Banques Populaires, New York, 3.18%, 1/27/06                                                35,000,000
        50,000,000    Norddeutsche Landesbank Girozentrale, New York, 2.305%, 9/7/05                                      49,998,996
        50,000,000    Norddeutsche Landesbank Girozentrale, New York, 2.48%, 10/12/05                                     49,998,537
        40,000,000    Norddeutsche Landesbank Girozentrale, New York, 3.0275%, 12/30/05                                   40,000,000
        25,000,000    Norinchunkin Bank, New York, 3.38%, 8/15/05                                                         25,000,000
        50,000,000    Royal Bank of Canada, New York, 4.06%, 7/25/06                                                      50,000,000
        50,000,000    Societe Generale, New York, 3.80%, 6/14/06                                                          50,000,000
        30,000,000    Standard Chartered Bank, New York, 3.71%, 4/5/06                                                    30,000,000
        30,000,000    Sumitomo Mitsui, 3.35%, 8/12/05                                                                     30,000,000
        50,000,000    Toronto Dominion Bank, NY, 3.75%, 5/11/06                                                           50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $589,990,823)                                                                        589,990,823
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 25.8%
        25,000,000    Aquinas Funding LLC, 3.10%, 9/2/05 Section 4(2)                                                     24,931,111
        25,000,000    Aquinas Funding LLC, 3.25%, 9/19/05 Section 4(2)                                                    24,889,410
        17,500,000    Banco Bilbao, 3.35%, 8/10/05 Section 4(2)                                                           17,485,344
        25,000,000    Banco Bilbao, 3.40%, 9/7/05 Section 4(2)                                                            24,912,639
        25,000,000    Banco Bilbao, 3.42%, 9/12/05 Section 4(2)                                                           24,900,250
        25,000,000    Banco Santander S.A., 3.37%, 8/15/05 Section 4(2)                                                   24,967,236
        30,000,000    Bavaria TRR Corp., 3.42%, 8/22/05 Section 4(2)                                                      29,940,150
        50,000,000    Bavaria TRR Corp., 3.57%, 10/17/05                                                                  49,618,208
        50,000,000    Bryant Park Funding LLC, 3.40%, 9/6/05 Section 4(2)                                                 49,830,000
        23,453,000    Bryant Park Funding LLC, 3.48%, 10/3/05 Section 4(2)                                                23,310,171
        25,227,000    Bryant Park Funding LLC, 3.48%, 10/6/05 Section 4(2)                                                25,066,052
        46,883,000    BTM Capital Corp., 3.37%, 8/12/05 Section 4(2)                                                      46,834,724
        30,000,000    BTM Capital Corp., 3.40%, 8/19/05 Section 4(2)                                                      29,949,000
        25,000,000    Check Point Charlie, Inc., 3.27%, 8/25/05 Section 4(2)                                              24,945,500
        25,000,000    Check Point Charlie, Inc., 3.29%, 9/6/05 Section 4(2)                                               24,917,750
        25,000,000    Check Point Charlie, Inc., 3.35%, 9/12/05 Section 4(2)                                              24,902,292
        25,000,000    Check Point Charlie, Inc., 3.35%, 9/13/05 Section 4(2)                                              24,899,965
        18,650,000    Check Point Charlie, Inc., 3.45%, 9/21/05 Section 4(2)                                              18,558,848
        22,000,000    Check Point Charlie, Inc., 3.55%, 10/12/05 Section 4(2)                                             21,843,800
        30,000,000    Dorada Finance, Inc., 3.44%, 9/29/05 (144A)                                                         29,830,867
        10,524,042    Ford Credit Auto Owner Trust, Series 2005-B, Class A1, 3.15%, 12/15/05 (beta)                       10,524,042
        20,608,000    Gotham Funding Corp., 3.34%, 8/17/05 Section 4(2)                                                   20,577,409
        30,000,000    Gotham Funding Corp., 3.41%, 8/22/05 Section 4(2)                                                   29,940,325
        25,000,000    Gotham Funding Corp., 3.40%, 9/6/05 Section 4(2)                                                    24,915,000
        20,000,000    Harrier Finance Funding, 3.075%, 9/2/05 (144A)                                                      19,945,333
        15,000,000    Harrier Finance Funding, 3.48%, 10/6/05 (144A)                                                      14,904,300
        17,220,000    La Fayette Asset Securitization LLC, 3.34%, 8/5/05 Section 4(2)                                     17,213,609
        30,537,000    La Fayette Asset Securitization LLC, 3.34%, 8/8/05 Section 4(2)                                     30,517,168
        23,036,000    La Fayette Asset Securitization LLC, 3.34%, 8/10/05 Section 4(2)                                    23,016,765
        27,000,000    La Fayette Asset Securitization LLC, 3.34%, 8/11/05 Section 4(2)                                    26,974,950
        22,992,000    La Fayette Asset Securitization LLC, 3.37%, 8/15/05 Section 4(2)                                    22,961,868
        34,878,000    La Fayette Asset Securitization LLC, 3.43%, 9/19/05 Section 4(2)                                    34,715,168
        18,226,000    Manhattan Asset Funding Company LLC, 3.15%, 8/2/05 Section 4(2)                                     18,224,405
        25,000,000    Manhattan Asset Funding Company LLC, 3.16%, 8/3/05 Section 4(2)                                     24,995,611
        25,000,000    Manhattan Asset Funding Company LLC, 3.33%, 8/15/05 Section 4(2)                                    24,967,625
        25,000,000    Manhattan Asset Funding Company LLC, 3.23%, 8/16/05 Section 4(2)                                    24,966,354
        24,616,000    Manhattan Asset Funding Company LLC, 3.37%, 8/17/05 Section 4(2)                                    24,579,131
        18,000,000    Manhattan Asset Funding Company LLC, 3.40%, 9/6/05 Section 4(2)                                     17,938,800
        15,000,000    Manhattan Asset Funding Company LLC, 3.49%, 10/6/05 Section 4(2)                                    14,904,025
        35,600,000    Medical Building Funding IV LLC, 3.53%, 8/12/05                                                     35,561,601
        17,900,000    PB Finance (Delaware), Inc., 3.24%, 8/10/05                                                         17,885,501
        23,615,000    Rhineland Funding Capital Corp., 3.21%, 8/3/05 Section 4(2)                                         23,610,789
        37,732,000    Rhineland Funding Capital Corp., 3.20%, 8/8/05 Section 4(2)                                         37,708,522
        20,000,000    Rhineland Funding Capital Corp., 3.21%, 8/10/05 Section 4(2)                                        19,983,950
        32,256,000    Rhineland Funding Capital Corp., 3.21%, 8/15/05 Section 4(2)                                        32,215,734
        25,000,000    Rhineland Funding Capital Corp., 3.26%, 8/19/05 Section 4(2)                                        24,959,250
        25,000,000    Rhineland Funding Capital Corp., 3.32%, 9/2/05 Section 4(2)                                         24,926,222
        25,000,000    Victory Receivables Corp., 3.12%, 8/1/05 Section 4(2)                                               25,000,000
        25,337,000    Whistlejacket Capital, Ltd., 3.24%, 9/9/05 (144A)                                                   25,248,067
        29,367,000    Whistlejacket Capital, Ltd., 3.44%, 9/28/05 (144A)                                                  29,204,242
        26,132,000    Whistlejacket Capital, Ltd., 3.47%, 10/3/05 (144A)                                                  25,973,313
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $1,315,592,396)                                                                           1,315,592,396
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 39.0%
        75,000,000    Ares VII CLO, Ltd., Class A-1A, 3.2785%, 5/8/15 (144A) ss.                                          75,000,000
        12,030,000    Arbor Properties, Inc., Series 2004, 3.47%, 11/1/24                                                 12,030,000
       157,000,000    Bank of America Securities LLC (same day put), 3.39%, 8/1/05                                       157,000,000
        18,670,000    Breckenridge Terrace LLC, 3.54%, 5/1/39                                                             18,670,000
       100,000,000    Blue Heron Funding IV, Ltd., Series 4A Class A, 3.46%, 12/16/05 (144A) ss.                         100,000,000
        35,815,000    Cambridge Health Center of San Diego, 3.53%, 12/1/28                                                35,815,000
        32,610,000    Cambridge-Plano Partners, 3.53%, 10/1/28                                                            32,610,000
        20,150,000    Champions Gate Apartments, 3.53%, 1/1/24                                                            20,150,000
        16,025,000    Colorado Natural Gas, Inc., Series 2004, 3.49%, 7/1/32                                              16,025,000
        33,800,000    Cook County, Illinois, Series A, 3.51%, 11/1/23                                                     33,800,000
        10,070,000    Cornerstone Funding Corporation I, Series 2003C, 3.53%, 4/1/13                                      10,070,000
        21,835,000    Cornerstone Funding Corporation I, Series 2003C, 3.53%, 1/1/30                                      21,835,000
        11,200,000    Cornerstone Funding Corporation I, Series 2003C, 3.48%, 12/1/30                                     11,200,000
         7,216,000    Cornerstone Funding Corporation I, Series 2003E, 3.53%, 5/1/25                                       7,216,000
        10,966,000    Cornerstone Funding Corporation I, Series 2003E, 3.53%, 7/1/30                                      10,966,000
         5,150,000    Custom Window Systems, 3.61%, 11/1/26                                                                5,150,000
        20,000,000    Dekabank, NY, 3.61438%, 5/19/06                                                                     19,996,163
       150,000,000    EMC Mortgage Corp. (same day put), 3.4725%, 5/8/06                                                 150,000,000
         2,400,000    First United Pentecostal, 3.61%, 3/1/23                                                              2,400,000
         6,230,000    FJM Properties-Wilmar, 3.53%, 10/1/24                                                                6,230,000
        10,745,000    Gary, Indiana Redevelopment District Economic Growth
                         Revenue, Series A, 3.54%, 1/8/06                                                                 10,745,000
        16,280,000    HHH Supply and Investment Co., 3.45%, 7/1/29                                                        16,280,000
        17,600,000    Hillcrest Medical Plaza, 3.43%, 9/1/23                                                              17,600,000
        15,568,000    Holston Medical Group, 3.61%, 1/1/13                                                                15,568,000
       130,000,000    HSH Nordbank A.G., New York, 3.46%, 6/23/15                                                        130,000,000
         7,650,000    Istrouma Baptist Church, Inc., Series 2004, 3.47%, 7/1/24                                            7,650,000
         4,940,000    J&E Land Company, 3.58%, 6/1/23                                                                      4,940,000
       155,000,000    JP Morgan Securities, Inc., (seven day put), 3.3925%, 4/11/06                                      155,000,000
       100,000,000    Lehman Brothers, Inc. (90 day put), 3.4925%, 3/6/06 (beta)                                         100,000,000
        90,000,000    Lehman Brothers, Inc. (same day put), 3.4625%, 3/17/06                                              90,000,000
         9,000,000    Lenexa, Kansas Industrial Revenue (Labone, Inc. Project),
                         Series A, 3.59%, 9/1/09                                                                           9,000,000
        20,675,000    Louisiana Health Systems Corp. Revenue, Series B, 3.48%, 10/1/22                                    20,675,000
        11,590,000    Medical Clinic Board, Mobile, AL, 3.53%, 9/1/11                                                     11,590,000
       194,000,000    Merrill Lynch & Company, Inc. (seven day put), 3.4625%, 3/28/06                                    194,000,000
        19,285,000    Mississippi Business Finance Corp., 3.53%, 10/1/18                                                  19,285,000
         3,870,000    Montgomery-Engelside, Alabama Medical Clinic Board Revenue,
                         (Surgical Center) 3.47%, 3/1/24                                                                   3,870,000
        31,100,000    Olympic Club, California Revenue, Series 2002, 3.53%, 10/1/32                                       31,100,000
        10,000,000    Patrick Schaumburg Automobiles, Inc., 3.51%, 7/1/08                                                 10,000,000
        57,667,897    Park Place Securities Trust 2004-MMI, Class AM2, 3.51%, 1/25/35 (144A) ss.                          57,667,897
        14,470,000    Phoenix City Taxable Water & Sewer, 3.47%, 8/15/29                                                  14,470,000
         20,500,00    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 3.40813%, 10/15/38 (144A)                 20,500,000
         60,250,00    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 3.40813%, 10/15/38 (144A)                 60,250,000
        10,500,000    Racetrac Capital LLC, Series 1998-A, 3.43%, 4/1/18                                                  10,500,000
        25,000,000    Rehau, Inc. 3.88%, 10/1/19                                                                          25,000,000
         5,900,000    Ron Investments, Ltd., 3.53%, 3/1/19                                                                 5,900,000
        29,000,000    Shoosmith Brothers, Inc., 3.43%, 3/1/15                                                             29,000,000
        19,025,000    Timber Ridge County Affordable Housing Corporation, Series 2003, 3.59%, 12/1/32                     19,025,000
         4,495,000    Union City, Tennessee Industrial Development Board,
                         (Cobank LLC Project), 3.55%, 1/1/25                                                               4,495,000
       150,000,000    Westdeutsche Landesbank A.G., New York, 3.36%, 4/4/06 (144A)                                       150,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,990,274,060)                                                                        1,990,274,060
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 22.9%
       143,800,000    Bear Stearns & Company, Inc., 3.3625%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $143,840,294
                         collateralized by $1,395,379,211
                         in U.S. Government Agencies
                         4.50% - 8.50%, 2/1/18 - 9/1/35
                         with a value of $146,676,165                                                                    143,800,000
       119,300,000    Cantor Fitzgerald and Co., 3.34%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $119,333,205
                         collateralized by $325,505,860
                         in U.S. Government Agencies
                         3.64% - 7.50%, 6/15/13 - 5/15/35
                         with a value of $121,686,173                                                                    119,300,000
       157,000,000    Citigroup Global Markets, Inc., 3.4825%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $157,045,563
                         collateralized by $208,434,152
                         in Credit Enhanced Mortgage Loans
                         0% - 8.62%, 9/25/05 - 6/20/35
                        with a value of $198,883,279                                                                     157,000,000
        50,000,000    Credit Suisse First Boston LLC, 3.3625%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $50,014,010
                         collateralized by $215,065,735
                         in U.S. Government Agencies
                         3.05875% - 11.59275%, 12/15/31 - 8/25/35
                         with a value of $51,000,006                                                                      50,000,000
       157,000,000    Credit Suisse First Boston LLC, 3.3825%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $157,044,254
                         collateralized by 3,647,700 shares
                         in Common Stock; with a value of $164,935,862                                                   157,000,000
        75,000,000    Dresdner Kleinwort Wasserstein Securities LLC, 3.3625%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $75,021,016
                         collateralized by $20,000,000
                         in Corporate Notes; 4.76063%, 12/18/17
                         $58,850,000 in Medium-Term Notes
                         0.001%, 3/4/08; with respective values of
                         $19,900,000 and $58,850,091                                                                      75,000,000
       157,000,000    Goldman Sachs & Co., 3.3825%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $157,044,254
                         collateralized by $160,864,619
                         in Commercial Paper; 0%, 8/1/05 - 9/16/05
                         with a value of $160,140,001                                                                    157,000,000

        50,000,000    IXIS Financial Products, Inc., 3.4325%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $50,014,302
                         collateralized by $51,014,589
                         in Asset-Backed Securities; 4.725%, 9/20/22
                         with a value of $51,014,589                                                                      50,000,000
       107,000,000    IXIS Financial Products, Inc., 3.4125%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $107,030,428
                         collateralized by $98,985,411
                         in Asset-Backed Securities
                         4.725%, 9/20/22; $12,972,296 in Collateralized
                         Mortgage Obligations, 3.91125%, 2/25/35
                         with respective values of $98,985,411 and $10,185,626                                           107,000,000
       157,000,000    Wachovia Capital Markets LLC, 3.38%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $157,044,222
                         collateralized by $121,982,000
                         in Asset-Backed Securities
                         3.96% - 10.03%, 10/25/05 - 1/6/41;
                         $416,054,453 in Collateralized Mortgage
                         Obligations, 0.47% - 7.3537%, 11/20/08 - 7/25/45
                         with respective values of $68,252,900 and $95,557,074                                           157,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,173,100,000)                                                                      1,173,100,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Note - 0.8%
        43,000,000    CC USA, Inc., 2.79%, 11/22/05 (144A) (cost $43,000,000)                                             43,000,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,111,957,279) - 100%                                                                $  5,111,957,279
====================================================================================================================================

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

(beta)            Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities

                                                       Acquisition          Acquisition                     Value as a % of
                                                           Date               Cost              Value    Investment Securities
------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
Ares VII CLO, Ltd., Class A-1A
    3.2785%, 5/8/15 (144A)                               4/23/03          $75,000,000       $75,000,000           1.5%
Blue Heron Funding IV, Ltd., Series 4A, Class A
    3.46%, 12/16/05 (144A)                               12/17/04         100,000,000       100,000,000           2.0%
Park Place Securities LLC
    3.51%, 1/25/35 (144A)                                12/3/04           57,667,897        57,667,897           1.1%
------------------------------------------------------------------------------------------------------------------------------
                                                                         $232,667,897       $232,667,897          4.6%
------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2005. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Olympus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.5%
Aerospace and Defense - 0.9%
           357,630    Boeing Co.#                                                                                   $     23,607,156
Applications Software - 0.9%
           503,395    Citrix Systems, Inc.*                                                                               11,995,903
           203,775    Infosys Technologies, Ltd.                                                                          10,619,219
                                                                                                                          22,615,122
Audio and Video Products - 0.8%
           233,325    Harman International Industries, Inc.                                                               20,054,284
Building - Mobile Home and Manufactured Homes - 1.0%
           688,240    Thor Industries, Inc.#                                                                              24,638,992
Building - Residential and Commercial - 2.0%
           512,145    Lennar Corp.#                                                                                       34,451,994
           178,545    Pulte Homes, Inc.                                                                                   16,715,383
                                                                                                                          51,167,377
Casino Hotels - 0.4%
           146,065    Harrah's Entertainment, Inc.                                                                        11,501,158
Cellular Telecommunications - 0.7%
         4,239,500    China Mobile, Ltd.                                                                                  17,076,954
            71,805    China Mobile, Ltd. (ADR)                                                                             1,448,307
                                                                                                                          18,525,261
Commercial Banks - 0.9%
         1,210,845    UCBH Holdings, Inc.#                                                                                22,122,138
Commercial Services - 0.2%
           117,918    CoStar Group, Inc.*,#                                                                                5,601,105
Commercial Services - Finance - 0.6%
           437,920    Paychex, Inc.#                                                                                      15,287,787
Computers - 3.9%
           853,735    Dell, Inc.*                                                                                         34,550,655
           929,725    Hewlett-Packard Co.                                                                                 22,889,830
           608,735    Research In Motion, Ltd. (U.S. Shares)*,#                                                           43,013,215
                                                                                                                         100,453,700
Computers - Memory Devices - 1.0%
         1,794,395    EMC Corp.*                                                                                          24,565,268
Containers - Metal and Glass - 1.0%
           656,315    Ball Corp.                                                                                          24,907,154
Cosmetics and Toiletries - 1.5%
           360,530    Estee Lauder Companies, Inc. - Class A                                                              14,111,144
           437,525    Procter & Gamble Co.                                                                                24,339,516
                                                                                                                          38,450,660
Data Processing and Management - 2.0%
           358,105    First Data Corp.                                                                                    14,732,440
           862,335    NAVTEQ Corp.*                                                                                       37,916,870
                                                                                                                          52,649,310
Dental Supplies and Equipment - 1.2%
           683,090    Patterson Companies, Inc.*,#                                                                        30,465,814
Distribution/Wholesale - 1.0%
         3,405,500    Esprit Holdings, Ltd.                                                                               25,289,897
Diversified Operations - 1.3%
           968,690    General Electric Co.                                                                                33,419,805
E-Commerce/Services - 0.6%
           615,035    IAC/InterActiveCorp*                                                                                16,421,435
Electric - Generation - 0.8%
         1,266,225    AES Corp.*,#                                                                                        20,322,911
Electronic Components - Semiconductors - 2.1%
           769,140    Advanced Micro Devices, Inc.*,#                                                                     15,444,331
           491,740    Broadcom Corp. - Class A*                                                                           21,031,720
           523,745    Texas Instruments, Inc.                                                                             16,634,141
                                                                                                                          53,110,192
Electronic Forms - 1.3%
         1,144,075    Adobe Systems, Inc.#                                                                                33,910,383
Enterprise Software/Services - 1.6%
         1,775,620    Oracle Corp.*                                                                                       24,112,919
           415,190    SAP A.G. (ADR)**,#                                                                                  17,778,436
                                                                                                                          41,891,355
Entertainment Software - 1.2%
           514,225    Electronic Arts, Inc.*                                                                              29,619,360
Finance - Investment Bankers/Brokers - 0.5%
           769,950    E*TRADE Financial Corp.*                                                                            11,941,925
Financial Guarantee Insurance - 1.0%
           416,945    MBIA, Inc.*,#                                                                                       25,325,239
Food - Retail - 2.3%
           436,407    Whole Foods Market, Inc.#                                                                           59,573,920
Hazardous Waste Disposal - 1.0%
           431,210    Stericycle, Inc.*,#                                                                                 25,061,925
Hotels and Motels - 3.0%
           761,140    Four Seasons Hotels, Inc.                                                                           50,615,810
           415,795    Starwood Hotels & Resorts Worldwide, Inc.                                                           26,328,139
                                                                                                                          76,943,949
Independent Power Producer - 1.0%
         1,954,635    Reliant Energy, Inc.*,#                                                                             25,918,460
Medical - Biomedical and Genetic - 5.9%
         1,475,361    Celgene Corp.*                                                                                      70,596,025
           512,810    Genentech, Inc.*                                                                                    45,809,317
           441,805    Invitrogen Corp.*                                                                                   37,893,615
                                                                                                                         154,298,957
Medical - Drugs - 4.0%
           131,496    Novartis A.G.**                                                                                      6,390,862
           282,350    OSI Pharmaceuticals, Inc.*,#                                                                        11,661,055
           478,583    Roche Holding A.G.**                                                                                65,008,270
           248,567    Sanofi-Aventis**,#                                                                                  21,468,630
                                                                                                                         104,528,817
Medical - Generic Drugs - 1.4%
         1,134,640    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         35,627,696
Medical - HMO - 3.3%
           488,470    Coventry Health Care, Inc.*,#                                                                       34,549,483
           956,662    UnitedHealth Group, Inc.                                                                            50,033,423
                                                                                                                          84,582,906
Medical - Nursing Homes - 0.1%
            72,065    Manor Care, Inc.                                                                                     2,735,587
Medical - Wholesale Drug Distributors - 0.7%
           322,295    Cardinal Health, Inc.                                                                               19,202,336
Medical Information Systems - 0.8%
           273,910    Cerner Corp.*,#                                                                                     20,658,292
Medical Instruments - 1.8%
           470,700    Intuitive Surgical, Inc.*,#                                                                         32,666,580
           357,055    Kyphon, Inc.*,#                                                                                     14,510,715
                                                                                                                          47,177,295
Medical Laser Systems - 0.8%
           447,100    LCA-Vision, Inc.#                                                                                   20,477,180
Medical Products - 2.1%
           216,195    Cooper Companies, Inc.                                                                              14,852,597
           994,610    Varian Medical Systems, Inc.*,#                                                                     39,048,388
                                                                                                                          53,900,985
Motorcycle and Motor Scooter Manufacturing - 0.9%
           450,265    Harley-Davidson, Inc.#                                                                              23,949,595
Multi-Line Insurance - 0.4%
           182,005    American International Group, Inc.                                                                  10,956,701
Networking Products - 2.6%
         2,374,967    Cisco Systems, Inc.*                                                                                45,480,618
           861,760    Juniper Networks, Inc.*,#                                                                           20,673,622
                                                                                                                          66,154,240
Oil and Gas Drilling - 1.2%
           547,835    Transocean, Inc.*                                                                                   30,914,329
Oil Companies - Exploration and Production - 1.2%
           491,230    EOG Resources, Inc.#                                                                                30,014,153
Oil Companies - Integrated - 2.3%
           425,605    BP PLC (ADR)**                                                                                      28,038,857
           527,790    Exxon Mobil Corp.                                                                                   31,007,663
                                                                                                                          59,046,520
Optical Supplies - 1.8%
           401,490    Alcon, Inc. (U.S. Shares)**                                                                         45,990,680
Pharmacy Services - 0.9%
           529,940    Caremark Rx, Inc.*                                                                                  23,624,725
Retail - Apparel and Shoe - 2.4%
           596,795    Abercrombie & Fitch Co. - Class A                                                                   42,999,080
           501,300    Nordstrom, Inc.                                                                                     18,553,113
                                                                                                                          61,552,193
Retail - Discount - 0.7%
           373,680    Wal-Mart Stores, Inc.                                                                               18,441,108
Retail - Jewelry - 0.9%
           693,280    Tiffany & Co.#                                                                                      23,592,318
Rubber - Tires - 0.1%
           216,320    Goodyear Tire & Rubber Co.*,#                                                                        3,766,131
Semiconductor Components/Integrated Circuits - 1.2%
           737,320    Maxim Integrated Products, Inc.#                                                                    30,871,588
Semiconductor Equipment - 0.9%
           434,780    KLA-Tencor Corp.#                                                                                   22,478,126
Soap and Cleaning Preparations - 0.6%
           557,262    Reckitt Benckiser PLC**                                                                             16,710,280
Telecommunication Equipment - Fiber Optics - 0.7%
         1,005,825    Corning, Inc.*                                                                                      19,160,966
Telecommunication Services - 1.6%
         1,429,445    Amdocs, Ltd. (U.S. Shares)*,**                                                                      42,440,222
Therapeutics - 2.2%
           770,169    Neurocrine Biosciences, Inc.*                                                                       38,184,979
           328,220    United Therapeutics Corp.*,#                                                                        17,510,537
                                                                                                                          55,695,516
Transportation - Services - 3.0%
           362,730    C.H. Robinson Worldwide, Inc.#                                                                      22,696,016
           269,625    FedEx Corp.#                                                                                        22,672,766
           427,835    United Parcel Service, Inc. - Class B#                                                              31,219,120
                                                                                                                          76,587,902
Web Portals/Internet Service Providers - 2.6%
         2,000,525    Yahoo!, Inc.*                                                                                       66,697,504
Wireless Equipment - 0.7%
           820,380    Motorola, Inc.                                                                                      17,375,648
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,726,521,404)                                                                               2,254,573,538
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.2%
Finance - Auto Loans - 0.2%
   $     2,202,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                         2,082,324
         2,938,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09                     2,838,296
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $4,731,706)                                                                                    4,920,620
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Electronic Components - Semiconductors - 0.6%
            38,352    Samsung Electronics Company, Ltd. (cost $14,332,530)                                                14,414,746
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.7%
       249,443,973    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $249,443,973)                                                              249,443,973
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.0%
       $50,400,000    Banc of America Securities LLC, 3.32%
                       dated 7/29/05, maturing 8/1/05
                       to be repurchased at $50,413,944
                       collateralized by $265,876,488
                       in U.S. Government Agencies
                       0% - 12.164%, 9/15/15 - 7/25/35
                       with a value of $51,408,000
                       (cost $50,400,000)                                                                                 50,400,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,045,429,613) - 100%                                                                $  2,573,752,877
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   25,289,897                1.0%
Canada                                   93,629,025                3.7
Cayman Islands                           30,914,329                1.2
France                                   21,468,630                0.8
Germany                                  17,778,436                0.7
Hong Kong                                18,525,261                0.7
India                                    10,619,219                0.4
Israel                                   35,627,696                1.4
South Korea                              14,414,746                0.6
Switzerland                             117,389,812                4.5
United Kingdom                           87,189,359                3.3
United States++                       2,100,906,467               81.7
      Total                          $2,573,752,877              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (70.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at July 31, 2005

 Currency Sold and                  Currency          Currency        Unrealized
  Settlement Date                  Units Sold      Value in $U.S.    Gain/(Loss)
-------------------------------------------------------------------------------
British Pound 8/19/05                2,150,000      $ 3,776,931      $  237,427
British Pound 12/2/05                5,850,000       10,259,759         420,001
British Pound 1/27/06                4,600,000        8,064,831          37,149
Euro 12/2/05                         2,000,000        2,439,977         (10,737)
Euro 1/27/06                        14,550,000       17,805,972          44,628
Swiss Franc 8/19/05                  4,000,000        3,111,271         233,210
Swiss Franc 1/27/06                 48,600,000       38,343,216         243,525
-------------------------------------------------------------------------------
Total                                               $83,801,957      $1,205,203

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31,2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Olympus Fund                                                 $ 474,558,707
--------------------------------------------------------------------------------

Janus Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 81.3%
Beverages - Wine and Spirits - 2.2%
         2,197,322    Davide Campari - Milano S.P.A.                                                                $     17,074,713
Broadcast Services and Programming - 1.4%
           234,510    Liberty Global, Inc. - Class A*,#                                                                   11,125,154
Building - Residential and Commercial - 2.5%
           345,215    Desarrolladora Homex S.A. (ADR)*,#                                                                  10,653,335
           112,730    KB Home#                                                                                             9,233,714
                                                                                                                          19,887,049
Cable Television - 1.5%
            13,928    Jupiter Telecommunications Company, Ltd.*                                                           11,573,363
Commercial Banks - 1.3%
         2,345,646    Finansbank A.S.*                                                                                    10,249,831
Commercial Services - 1.4%
           234,145    CoStar Group, Inc.*,#                                                                               11,121,888
Computers - 1.5%
           173,775    Research In Motion, Ltd. (U.S. Shares)*                                                             12,278,942
Cosmetics and Toiletries - 1.3%
           226,197    Alberto-Culver Co.                                                                                  10,206,009
Data Processing and Management - 1.7%
           306,395    NAVTEQ Corp.*                                                                                       13,472,188
Diagnostic Kits - 6.2%
           654,360    Dade Behring Holdings, Inc.#                                                                        49,600,488
Diversified Minerals - 1.7%
        12,356,230    Caemi Mineracao e Metalurgica S.A.                                                                  13,348,260
Diversified Operations - 1.9%
           181,909    Louis Vuitton Moet Hennessy S.A.                                                                    15,081,247
E-Commerce/Services - 4.2%
         1,237,000    IAC/InterActiveCorp*,#                                                                              33,027,900
Electronic Components - Semiconductors - 2.2%
         1,898,093    ARM Holdings PLC                                                                                     3,958,923
           387,550    MIPS Technologies, Inc.*,#                                                                           2,747,730
           341,735    Texas Instruments, Inc.                                                                             10,853,504
                                                                                                                          17,560,157
Entertainment Software - 0.9%
           123,860    UbiSoft Entertainment S.A.*,#                                                                        6,871,990
Finance - Commercial - 3.6%
         1,444,050    CapitalSource, Inc.*,#                                                                              28,274,499
Finance - Other Services - 4.0%
            74,795    Chicago Mercantile Exchange Holdings, Inc.#                                                         22,517,035
           833,335    MarketAxess Holdings, Inc.*,#                                                                        9,125,018
                                                                                                                          31,642,053
Home Furnishings - 1.6%
           754,230    Tempur-Pedic International, Inc.*,#                                                                 12,980,298
Investment Management and Advisory Services - 3.1%
           547,995    National Financial Partners Corp.#                                                                  24,796,774
Life and Health Insurance - 1.7%
           541,830    Universal American Financial Corp.*,#                                                               13,339,855
Medical - Biomedical and Genetic - 3.4%
           555,130    Celgene Corp.*                                                                                      26,562,971
Medical - Drugs - 2.6%
           152,530    Roche Holding A.G.                                                                                  20,718,896

Medical - Generic Drugs - 2.6%
           369,805    Taro Pharmaceutical Industries, Ltd.*,#                                                              8,686,719
           387,200    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         12,158,080
                                                                                                                          20,844,799
Medical - HMO - 1.5%
           158,685    PacifiCare Health Systems, Inc.*                                                                    12,091,797
Medical Instruments - 1.3%
           150,435    Intuitive Surgical, Inc.*,#                                                                         10,440,189
Multi-Line Insurance - 2.3%
           500,925    Assurant, Inc.#                                                                                     18,509,179
Networking Products - 3.2%
         1,305,955    Cisco Systems, Inc.*                                                                                25,009,038
Oil Companies - Exploration and Production - 2.8%
           368,685    EOG Resources, Inc.                                                                                 22,526,654
Oil Companies - Integrated - 2.1%
           138,890    Amerada Hess Corp.                                                                                  16,369,575
Retail - Auto Parts - 1.1%
           663,130    Pep Boys - Manny, Moe & Jack#                                                                        9,011,937
Steel - Producers - 3.1%
           418,560    Companhia Siderurgica de Tubarao                                                                    24,367,615
Steel - Specialty - 3.3%
         1,391,130    Companhia Siderurgica Nacional S.A. (ADR)*,#                                                        25,986,308
Telecommunication Equipment - 1.2%
           362,420    Adtran, Inc.                                                                                         9,698,359
Telecommunication Services - 0.6%
           173,925    NeuStar, Inc. - Class A*                                                                             4,869,900
Transportation - Marine - 1.8%
           261,345    Alexander & Baldwin, Inc.#                                                                          13,976,731
Transportation - Railroad - 0.7%
           172,200    All America Latina Logistica                                                                         5,790,668
Transportation - Services - 1.8%
           171,235    FedEx Corp.                                                                                         14,399,151
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $510,259,394)                                                                                   644,686,425
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 14.9%
       117,839,624    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $117,839,624)                                                           117,839,624
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.8%
$       30,300,000    Banc of America Securities LLC, 3.32%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $30,308,383
                         collateralized by $159,842,413
                         in U.S. Government Agencies
                         0% - 12.164%, 9/15/15 - 7/25/35
                         with a value of $30,906,000
                         (cost $30,300,000)                                                                               30,300,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $658,399,018) - 100%                                                                  $    792,826,049
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities
--------------------------------------------------------------------------------
Brazil                               $   69,492,851                8.8%
Canada                                   12,278,942                1.5
France                                   21,953,237                2.8
Israel                                   20,844,799                2.6
Italy                                    17,074,713                2.2
Japan                                    11,573,363                1.5
Mexico                                   10,653,335                1.3
Switzerland                              20,718,896                2.6
Turkey                                   10,249,831                1.3
United Kingdom                            3,958,923                0.5
United States++                         594,027,159               74.9
      Total                          $  792,826,049              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (56.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*     Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                            Aggregate Value
-------------------------------------------------------------------------------
Janus Orion Fund                                                 $ 117,839,624
-------------------------------------------------------------------------------

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.2%
Airlines - 0.1%
            47,058    Jet Airways (India), Ltd.*                                                                    $      1,384,382
Apparel Manufacturers - 3.3%
         3,901,900    Burberry Group PLC                                                                                  28,941,314
           241,466    Hermes International#                                                                               50,001,873
                                                                                                                          78,943,187
Audio and Video Products - 2.3%
         1,684,300    Sony Corp.                                                                                          54,981,749
Automotive - Cars and Light Trucks - 1.6%
         1,727,134    Maruti Udyog, Ltd.                                                                                  19,130,276
         1,711,642    Tata Motors, Ltd.                                                                                   18,881,950
                                                                                                                          38,012,226
Automotive - Truck Parts and Equipment - Original - 0%
           144,600    TI Automotive, Ltd. *,(BETA),oo                                                                              0
Broadcast Services and Programming - 1.1%
           389,515    Grupo Televisa S.A. (ADR)#                                                                          25,696,305
Building - Residential and Commercial - 0.3%
        16,580,700    Land and Houses Public Company, Ltd.                                                                 2,862,224
        21,971,500    Land and Houses Public Company, Ltd. (NVDR)                                                          3,792,803
                                                                                                                           6,655,027
Commercial Banks - 7.9%
         1,323,237    Anglo Irish Bank Corporation PLC                                                                    17,810,229
         8,102,100    Bangkok Bank Public Company, Ltd.                                                                   19,333,488
           382,905    Julius Baer Holding, Ltd.#                                                                          24,269,702
         1,287,720    Kookmin Bank*                                                                                       68,026,093
             2,993    Mitsubishi Tokyo Financial Group, Inc.                                                              25,107,506
             8,110    Mizuho Financial Group, Inc.                                                                        36,338,865
                                                                                                                         190,885,883
Computer Services - 0.7%
           768,200    Park24 Company, Ltd.                                                                                15,817,419
Computers - Peripheral Equipment - 0.9%
           559,480    Logitech International S.A.*,#                                                                      21,764,760
Cosmetics and Toiletries - 0.1%
            37,520    LG Household & Health Care, Ltd.                                                                     1,790,343
Distribution/Wholesale - 1.5%
         4,889,500    Esprit Holdings, Ltd.                                                                               36,310,366
Diversified Minerals - 7.2%
        73,136,350    Caemi Mineracao e Metalurgica S.A.                                                                  79,008,163
         2,942,265    Companhia Vale do Rio Doce (ADR)#                                                                   95,800,148
                                                                                                                         174,808,311
Diversified Operations - 3.7%
           883,600    Bradespar S.A.*                                                                                     16,973,737
           680,067    Louis Vuitton Moet Hennessy S.A.#                                                                   56,381,258
           989,610    Smiths Group PLC                                                                                    16,631,878
                                                                                                                          89,986,873
Diversified Operations-Commercial Services - 0.4%
         3,753,590    Rentokil Initial PLC                                                                                10,250,431
E-Commerce/Products - 0.1%
           336,000    Submarino S.A.*                                                                                      3,107,188
Electric - Integrated - 0.9%
         1,571,744    Reliance Energy, Ltd.                                                                               21,880,852
Electric Products - Miscellaneous - 1.7%
        10,775,000    Toshiba Corp.                                                                                       41,840,605
Electronic Components - Miscellaneous - 0.5%
         2,040,646    Hon Hai Precision Industry Company, Ltd.                                                            11,469,643
Electronic Components - Semiconductors - 6.9%
        22,451,477    ARM Holdings PLC                                                                                    46,827,883
        14,857,000    Chartered Semiconductor Manufacturing, Ltd.*                                                        11,433,335
           198,510    Samsung Electronics Company, Ltd.                                                                  108,783,026
                                                                                                                         167,044,244
Finance - Investment Bankers/Brokers - 0.9%
         2,459,000    Mitsubishi Securities Company, Ltd.                                                                 20,909,395
Finance - Mortgage Loan Banker - 1.8%
         2,008,854    Housing Development Finance Corporation, Ltd.                                                       42,526,986
Gambling-Non Hotel - 0.5%
           383,380    OPAP S.A.                                                                                           12,459,788
Insurance Brokers - 1.6%
         1,185,770    Willis Group Holdings, Ltd.                                                                         39,320,133
Internet Gambling - 0.7%
         6,261,682    IG Group Holdings PLC*                                                                              17,516,834
Internet Security - 1.4%
         1,534,320    Check Point Software Technologies, Ltd. (U.S. Shares)*,#                                            34,568,230
Investment Companies - 0.8%
         4,851,304    SM Investments Corp.                                                                                18,939,865
Machinery - Construction and Mining - 0.7%
         1,752,000    Komatsu, Ltd.                                                                                       16,515,965
Medical - Drugs - 2.9%
           232,154    Roche Holding A.G.#                                                                                 31,534,613
           444,929    Sanofi-Aventis#                                                                                     38,428,336
                                                                                                                          69,962,949
Metal - Aluminum - 0.3%
         2,302,200    National Aluminum Company, Ltd.                                                                      8,273,352
Metal - Diversified - 1.1%
           632,389    Inco, Ltd.#                                                                                         26,048,060
Miscellaneous Manufacturing - 0.8%
        10,495,631    FKI PLC                                                                                             19,283,645
Motion Pictures and Services - 0.4%
           702,200    Toho Company, Ltd.                                                                                  10,505,757
Oil - Field Services - 1.8%
           825,156    Technip S.A.#                                                                                       44,212,124
Oil Companies - Exploration and Production - 1.5%
            31,427    Niko Resources, Ltd.                                                                                 1,425,465
           558,800    Oil and Natural Gas Corporation, Ltd.                                                               12,047,258
           997,080    Western Oil Sands, Inc. - Class A*                                                                  23,223,913
                                                                                                                          36,696,636
Oil Companies - Integrated - 3.2%
           991,460    Lukoil (ADR)                                                                                        40,841,821
           745,575    Suncor Energy, Inc.                                                                                 36,529,275
                                                                                                                          77,371,096
Paper and Related Products - 2.2%
           990,795    Aracruz Celulose S.A. (ADR)#                                                                        36,867,481
         1,247,200    Suzano Bahia Sul Papel e Celulose S.A.                                                               5,132,446
           573,500    UPM - Kymmene Oyj#                                                                                  11,125,229
                                                                                                                          53,125,156
Petrochemicals - 8.9%
         1,582,622    Indian Petrochemicals Corp.                                                                          6,856,781
         1,865,820    LG Petrochemical Company, Ltd.                                                                      48,045,749
         9,883,152    Reliance Industries, Ltd.                                                                          159,658,272
                                                                                                                         214,560,802
Power Converters and Power Supply Equipment - 1.1%
         1,096,782    Bharat Heavy Electricals, Ltd.                                                                      25,376,504
Property and Casualty Insurance - 0.8%
             1,547    Millea Holdings, Inc.                                                                               20,219,284
Real Estate Management/Services - 0.7%
         1,503,000    Mitsubishi Estate Co., Ltd.                                                                         16,619,588
Real Estate Operating/Development - 4.9%
        55,685,900    Ayala Land, Inc.                                                                                     8,103,210
        51,916,000    China Overseas Land & Investment, Ltd.                                                              11,966,769
        13,019,000    Hang Lung Properties, Ltd.                                                                          20,579,893
             3,892    NTT Urban Development Corp.                                                                         16,324,901
         2,764,847    Sumitomo Realty & Development Company, Ltd.                                                         30,292,217
         3,072,000    Sun Hung Kai Properties, Ltd.                                                                       31,618,655
                                                                                                                         118,885,645
Semiconductor Components/Integrated Circuits - 1.7%
        24,547,326    Taiwan Semiconductor Manufacturing Company, Ltd.                                                    41,003,684
Semiconductor Equipment - 3.0%
         4,168,536    ASML Holding N.V.*                                                                                  72,841,231
Soap and Cleaning Preparations - 0.7%
         4,635,075    Hindustan Lever, Ltd.                                                                               17,720,067
Steel - Producers - 1.0%
         2,921,258    Tata Steel, Ltd.                                                                                    24,709,384
Storage and Warehousing - 0.4%
         1,917,000    Sumitomo Warehouse Company, Ltd.                                                                    10,562,600
Telecommunication Services - 2.0%
         1,606,320    Amdocs, Ltd. (U.S. Shares)*,#                                                                       47,691,641
Television - 1.9%
         4,771,961    British Sky Broadcasting Group PLC                                                                  44,731,479
Tobacco - 1.5%
           234,101    ITC, Ltd.                                                                                            9,047,735
             1,873    Japan Tobacco, Inc.                                                                                 26,638,109
                                                                                                                          35,685,844
Transportation - Railroad - 1.8%
         1,289,500    All America Latina Logistica                                                                        43,362,757
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,664,837,324)                                                                               2,274,836,275
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.4%
           219,523    Foreign Government Bonds +                                                                             219,523
       130,566,179    State Street Navigator Securities Lending
                      Prime Portfolio +                                                                                  130,566,179
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $130,785,702)                                                                               130,785,702
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.4%
       $10,200,000    Banc of America Securities LLC, 3.3325%
                       dated 7/29/05, maturing 8/1/05
                       to be repurchased at $10,202,833
                       collateralized by $10,628,339
                       in U.S. Government Agencies
                       4.00% - 6.50%, 2/25/17 - 7/15/35
                       with a value of $10,404,000
                       (cost $10,200,000)                                                                                 10,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,805,823,026) - 100%                                                                $  2,415,821,977
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   75,630,499                3.1%
Brazil                                  280,251,920               11.5
Canada                                   87,226,713                3.6
Finland                                  11,125,229                0.5
France                                  189,023,591                7.8
Greece                                   12,459,788                0.5
Hong Kong                                64,165,317                2.7
India                                   367,493,799               15.3
Ireland                                  17,810,229                0.7
Israel                                   34,568,230                1.4
Japan                                   342,673,960               14.1
Mexico                                   25,696,305                1.1
Netherlands                              72,841,231                3.0
Philippines                              27,043,075                1.1
Russia                                   40,841,821                1.7
Singapore                                11,433,335                0.5
South Korea                             226,645,211                9.5
Switzerland                              77,569,075                3.2
Taiwan                                   52,473,327                2.2
Thailand                                 25,988,515                1.1
United Kingdom                          231,875,105                9.6
United States++                         140,985,702                5.8
      Total                          $2,415,821,977                100%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

NVDR              Non-Voting Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

(BETA)            Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005

+ The security is purchased with the cash collateral received from securities on loan.

(oo) Schedule of Fair Valued Securities (as of July 31, 2005)

                                                            Value as a % of
                                      Value              Investment Securities
--------------------------------------------------------------------------------
TI Automotive, Ltd.                 $      --                     0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                                $ 130,785,702
--------------------------------------------------------------------------------

Janus Research Fund

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.5%
Apparel Manufacturers - 1.3%
            30,453    Burberry Group PLC                                                                            $        225,877
             5,775    Coach, Inc.*                                                                                           202,760
                                                                                                                             428,637
Athletic Footwear - 0.6%
             2,255    NIKE, Inc. - Class B                                                                                   188,969
Audio and Video Products - 0.6%
             5,830    Sony Corp. (ADR)                                                                                       189,533
Automotive - Cars and Light Trucks - 1.3%
             4,850    BMW A.G.                                                                                               226,757
            19,400    Nissan Motor Company, Ltd.                                                                             201,341
                                                                                                                             428,098
Broadcast Services and Programming - 0.6%
             4,425    Liberty Global, Inc. - Class A*                                                                        209,922
Building - Mobile Home and Manufactured Homes - 0.7%
             6,120    Thor Industries, Inc.                                                                                  219,096
Building - Residential and Commercial - 1.2%
               235    NVR, Inc.*                                                                                             220,430
             2,135    Pulte Homes, Inc.                                                                                      199,879
                                                                                                                             420,309
Cellular Telecommunications - 3.0%
           123,000    China Mobile, Ltd.                                                                                     495,451
            19,765    Nextel Partners, Inc. - Class A*                                                                       492,149
                                                                                                                             987,600
Commercial Banks - 3.2%
            26,076    Standard Chartered PLC                                                                                 507,713
             6,785    UBS A.G.                                                                                               556,786
                                                                                                                           1,064,499
Commercial Services - Finance - 2.3%
            13,825    Euronet Worldwide, Inc.*                                                                               406,663
            10,575    Paychex, Inc.                                                                                          369,173
                                                                                                                             775,836
Computer Services - 1.5%
            24,600    Park24 Company, Ltd.                                                                                   506,520
Computers - 3.3%
             8,685    Dell, Inc.*                                                                                            351,482
            15,510    Hewlett-Packard Co.                                                                                    381,856
             5,345    Research In Motion, Ltd. (U.S. Shares)*                                                                377,678
                                                                                                                           1,111,016
Containers - Metal and Glass - 1.4%
            12,360    Ball Corp.                                                                                             469,062
Data Processing and Management - 2.4%
             8,635    Automatic Data Processing, Inc.                                                                        383,480
             9,495    NAVTEQ Corp.*                                                                                          417,496
                                                                                                                             800,976
Distribution/Wholesale - 0.6%
            28,000    Esprit Holdings, Ltd.                                                                                  207,933
Diversified Operations - 4.8%
            32,100    Bradespar S.A.*                                                                                        616,633
            53,000    Hutchison Whampoa, Ltd.                                                                                515,760
            15,435    Tyco International, Ltd. (U.S. Shares)                                                                 470,304
                                                                                                                           1,602,697
E-Commerce/Products - 0.6%
             5,945    Blue Nile, Inc.*                                                                                       197,731
E-Commerce/Services - 0.6%
             7,990    IAC/InterActiveCorp*                                                                                   213,333
Electronic Components - Semiconductors - 2.4%
               770    Samsung Electronics Company, Ltd.                                                                      421,958
            12,330    Texas Instruments, Inc.                                                                                391,601
                                                                                                                             813,559
Entertainment Software - 1.1%
             6,225    Electronic Arts, Inc.*                                                                                 358,560
Finance - Investment Bankers/Brokers - 4.5%
            11,430    Citigroup, Inc.                                                                                        497,205
            14,070    JPMorgan Chase & Co.                                                                                   494,420
             8,715    Merrill Lynch & Company, Inc.                                                                          512,268
                                                                                                                           1,503,893
Food - Canned - 0.3%
             2,769    TreeHouse Foods, Inc.*                                                                                  84,676
Food - Dairy Products - 2.0%
            18,975    Dean Foods Co.*                                                                                        677,408
Human Resources - 1.5%
            10,175    Manpower, Inc.                                                                                         486,365
Independent Power Producer - 1.7%
            42,370    Reliant Energy, Inc.*                                                                                  561,826
Insurance Brokers - 1.6%
            15,620    Willis Group Holdings, Ltd.                                                                            517,959
Internet Content - Info/News - 0.6%
            49,345    Harris Interactive, Inc.*                                                                              198,860
Internet Security - 1.1%
            16,370    Check Point Software Technologies, Ltd. (U.S. Shares)*                                                 368,816
Medical - Biomedical and Genetic - 1.5%
            10,365    Celgene Corp.*                                                                                         495,965
Medical - Drugs - 1.4%
            11,785    Forest Laboratories, Inc.*                                                                             470,457
Medical - Generic Drugs - 1.4%
            15,300    Teva Pharmaceutical Industries, Ltd. (ADR)                                                             480,420
Medical - HMO - 3.0%
             6,965    Coventry Health Care, Inc.*                                                                            492,634
             9,580    UnitedHealth Group, Inc.                                                                               501,034
                                                                                                                             993,668
Medical Products - 3.0%
            54,714    Smith & Nephew PLC                                                                                     518,934
             8,970    Stryker Corp.                                                                                          485,187
                                                                                                                           1,004,121
Motorcycle and Motor Scooter Manufacturing - 0.6%
             3,625    Harley-Davidson, Inc.                                                                                  192,814
Multi-Line Insurance - 1.5%
             8,260    American International Group, Inc.                                                                     497,252
Multimedia - 0.6%
            12,435    Time Warner, Inc.*                                                                                     211,644
Networking Products - 1.1%
            19,295    Cisco Systems, Inc.*                                                                                   369,499
Oil - Field Services - 1.6%
             6,455    Schlumberger, Ltd. (U.S. Shares)                                                                       540,542
Oil Companies - Exploration and Production - 5.0%
            13,215    Canadian Natural Resources, Ltd. (U.S. Shares)                                                         549,479
             8,950    EOG Resources, Inc.                                                                                    546,845
            24,574    Western Oil Sands, Inc. - Class A*                                                                     572,375
                                                                                                                           1,668,699
Oil Companies - Integrated - 1.5%
            10,536    Suncor Energy, Inc.                                                                                    516,209
Petrochemicals - 3.3%
            18,790    LG Petrochemical Company, Ltd.                                                                         483,851
            37,565    Reliance Industries, Ltd.                                                                              606,848
                                                                                                                           1,090,699
Pharmacy Services - 1.5%
            11,520    Caremark Rx, Inc.*                                                                                     513,562
Real Estate Management/Services - 1.6%
            49,000    Mitsubishi Estate Co., Ltd.                                                                            541,823
Reinsurance - 1.5%
               177    Berkshire Hathaway, Inc. - Class B*                                                                    492,414
Retail - Apparel and Shoe - 0.6%
             2,660    Abercrombie & Fitch Co. - Class A                                                                      191,653
Retail - Building Products - 0.6%
             3,100    Lowe's Companies, Inc.                                                                                 205,282
Retail - Consumer Electronics - 0.6%
             2,640    Best Buy Company, Inc.                                                                                 202,224
Retail - Discount - 3.3%
            11,300    Fred's, Inc.                                                                                           218,090
             3,450    Target Corp.                                                                                           202,688
            13,590    Wal-Mart Stores, Inc.                                                                                  670,666
                                                                                                                           1,091,444
Retail - Office Supplies - 0.6%
             8,610    Staples, Inc.                                                                                          196,050
Semiconductor Components/Integrated Circuits - 1.1%
             9,015    Maxim Integrated Products, Inc.                                                                        377,458
Soap and Cleaning Preparations - 2.1%
            23,545    Reckitt Benckiser PLC                                                                                  706,030
Telecommunication Services - 1.2%
            12,965    Amdocs, Ltd. (U.S. Shares)*                                                                            384,931
Television - 0.7%
            24,573    British Sky Broadcasting Group PLC                                                                     230,343
Therapeutics - 3.0%
            11,655    Gilead Sciences, Inc.*                                                                                 522,260
             8,765    United Therapeutics Corp.*                                                                             467,613
                                                                                                                             989,873
Toys - 0.5%
             8,830    Marvel Enterprises, Inc.*                                                                              171,214
Transportation - Railroad - 1.7%
            17,360    All America Latina Logistica                                                                           583,775
Transportation - Services - 1.4%
             6,495    United Parcel Service, Inc. - Class B                                                                  473,940
Wireless Equipment - 1.2%
            19,160    Motorola, Inc.                                                                                         405,809
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $29,633,824)                                                                                     31,883,503
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.5%
        $1,500,000    Banc of America Securities LLC, 3.3325%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $1,500,417
                         collateralized by $1,562,991
                         in U.S. Government Agencies
                         4.00% - 6.50%, 2/25/17 - 7/15/35
                         with a value of $1,530,000
                         (cost $1,500,000)                                                                                 1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $31,133,824) - 100%                                                                   $     33,383,503
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $    1,196,196                3.6%
Brazil                                    1,200,408                3.6%
Canada                                    2,015,741                6.0%
Germany                                     226,757                0.7%
Hong Kong                                 1,011,211                3.0%
India                                       606,848                1.8%
Israel                                      849,236                2.6%
Japan                                     1,439,217                4.3%
Netherlands                                 540,542                1.6%
South Korea                                 905,809                2.7%
Switzerland                                 556,786                1.7%
United Kingdom                            2,573,828                7.7%
United States++                          20,260,924               60.7%
      Total                          $   33,383,503              100.0%
                                     ==============              =====

++    Includes Short-Term Securities (56.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*                 Non-income-producing security.

Janus Risk-Managed Stock Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.4%
Advertising Agencies - 0.2%
             8,300    Omnicom Group, Inc.                                                                           $        704,421
Aerospace and Defense - 2.4%
            23,900    Boeing Co.                                                                                           1,577,639
            10,400    General Dynamics Corp.                                                                               1,197,976
            26,400    Lockheed Martin Corp.                                                                                1,647,360
            13,200    Northrop Grumman Corp.                                                                                 731,940
            52,100    Raytheon Co.                                                                                         2,049,093
            33,900    Rockwell Collins, Inc.                                                                               1,654,320
                                                                                                                           8,858,328
Aerospace and Defense - Equipment - 0.3%
            13,100    B.F. Goodrich Co.                                                                                      579,544
            13,700    United Technologies Corp.                                                                              694,590
                                                                                                                           1,274,134
Agricultural Operations - 1.6%
           131,200    Archer-Daniels-Midland Co.                                                                           3,009,728
            46,200    Monsanto Co.                                                                                         3,112,494
                                                                                                                           6,122,222
Airlines - 0%
             8,100    Southwest Airlines Co.                                                                                 114,939
Apparel Manufacturers - 0.5%
            16,500    Liz Claiborne, Inc.                                                                                    686,565
            19,300    V. F. Corp.                                                                                          1,139,472
                                                                                                                           1,826,037
Applications Software - 1.0%
            13,800    Citrix Systems, Inc.*                                                                                  328,854
            25,700    Intuit, Inc.*                                                                                        1,233,600
            86,300    Microsoft Corp.                                                                                      2,210,143
                                                                                                                           3,772,597
Athletic Footwear - 0.2%
             3,200    NIKE, Inc. - Class B                                                                                   268,160
            13,000    Reebok International, Ltd.                                                                             549,900
                                                                                                                             818,060
Automotive - Medium and Heavy Duty Trucks - 0.1%
             5,250    PACCAR, Inc.                                                                                           379,155
Automotive - Truck Parts and Equipment - Original - 0.3%
            17,900    Johnson Controls, Inc.                                                                               1,028,176
Beverages - Non-Alcoholic - 0.3%
            16,900    Pepsi Bottling Group, Inc.                                                                             492,804
            10,100    PepsiCo, Inc.                                                                                          550,753
                                                                                                                           1,043,557
Beverages - Wine and Spirits - 0.1%
             1,400    Brown-Forman Corp. - Class B                                                                            81,830
             6,100    Constellation Brands, Inc. - Class A*                                                                  167,140
                                                                                                                             248,970
Brewery - 0%
             1,500    Anheuser-Busch Companies, Inc.                                                                          66,525
             1,800    Molson Coors Brewing Co. - Class B                                                                     112,860
                                                                                                                             179,385
Building - Residential and Commercial - 0.5%
             8,700    D.R. Horton, Inc.                                                                                      357,396
            19,500    KB Home                                                                                              1,597,245
                                                                                                                           1,954,641
Building and Construction Products - Miscellaneous - 0.7%
            39,800    Masco Corp.                                                                                          1,349,618
            18,000    Vulcan Materials Co.                                                                                 1,264,320
                                                                                                                           2,613,938
Building Products - Air and Heating - 0.2%
            13,600    American Standard Companies, Inc.                                                                      602,208
Cable Television - 0.2%
            19,600    Comcast Corp. - Class A*                                                                               602,308
Casino Hotels - 0.4%
            20,100    Harrah's Entertainment, Inc.                                                                         1,582,674
Cellular Telecommunications - 0.2%
            18,400    Nextel Communications, Inc. - Class A*                                                                 640,320
Chemicals - Diversified - 0.8%
            16,100    Dow Chemical Co.                                                                                       771,995
             4,200    E.I. du Pont de Nemours and Co.                                                                        179,256
            18,700    PPG Industries, Inc.*                                                                                1,216,061
            17,500    Rohm & Haas Co.                                                                                        806,050
                                                                                                                           2,973,362
Chemicals - Specialty - 0.8%
             3,400    Ashland, Inc.                                                                                          208,930
            18,100    Eastman Chemical Co.                                                                                 1,002,559
            40,300    Ecolab, Inc.                                                                                         1,353,274
             3,500    Engelhard Corp.                                                                                        100,415
            13,100    Hercules, Inc.*                                                                                        183,400
             1,100    Sigma-Aldrich Corp.                                                                                     70,576
                                                                                                                           2,919,154
Coatings and Paint Products - 0.3%
            23,000    Sherwin-Williams Co.                                                                                 1,095,030
Commercial Banks - 5.9%
            28,400    AmSouth Bancorporation                                                                                 792,644
           145,100    BB&T Corp.                                                                                           6,068,083
            12,000    Compass Bancshares, Inc.                                                                               578,520
            26,700    M&T Bank Corp.                                                                                       2,897,217
             1,400    Marshall & Ilsley Corp.                                                                                 64,288
            88,400    North Fork Bancorporation, Inc.                                                                      2,421,276
           148,100    Regions Financial Corp.                                                                              4,982,084
            88,200    Synovus Financial Corp.                                                                              2,608,074
            20,700    Zions Bancorporation*                                                                                1,479,636
                                                                                                                          21,891,822
Commercial Services - Finance - 0.6%
            15,400    Equifax, Inc.                                                                                          560,560
             1,200    H&R Block, Inc.                                                                                         68,352
            33,600    Moody's Corp.                                                                                        1,589,616
                                                                                                                           2,218,528
Computer Aided Design - 0.5%
            52,600    Autodesk, Inc.                                                                                       1,798,394
Computer Services - 0.3%
               700    Affiliated Computer Services, Inc. - Class A*                                                           34,979
             4,400    Computer Sciences Corp.*                                                                               201,432
             5,500    Electronic Data Systems Corp.                                                                          113,135
            20,000    SunGard Data Systems, Inc.*                                                                            717,800
                                                                                                                           1,067,346
Computers - 1.5%
            83,200    Apple Computer, Inc.*                                                                                3,548,480
            32,700    Dell, Inc.*                                                                                          1,323,369
             6,600    Hewlett-Packard Co.                                                                                    162,492
             5,300    IBM Corp.                                                                                              442,338
                                                                                                                           5,476,679
Computers - Integrated Systems - 0.5%
            59,500    NCR Corp.*                                                                                           2,065,245
Computers - Memory Devices - 0.2%
            14,500    EMC Corp.*                                                                                             198,505
            25,700    Network Appliance, Inc.*                                                                               655,607
                                                                                                                             854,112
Consumer Products - Miscellaneous - 1.0%
            37,800    Clorox Co.                                                                                           2,111,130
            10,400    Fortune Brands, Inc.                                                                                   983,320
             8,900    Kimberly-Clark Corp.                                                                                   567,464
                                                                                                                           3,661,914
Containers - Metal and Glass - 0.2%
            24,600    Ball Corp.                                                                                             933,570
Cosmetics and Toiletries - 1.7%
             5,950    Alberto-Culver Co.                                                                                     268,464
            16,400    Avon Products, Inc.                                                                                    536,444
            52,100    Gillette Co.                                                                                         2,796,207
             7,300    International Flavors & Fragrances, Inc.*                                                              276,816
            48,000    Procter & Gamble Co.                                                                                 2,670,240
                                                                                                                           6,548,171
Cruise Lines - 0.2%
            14,100    Carnival Corp. (U.S. Shares)                                                                           738,840
Data Processing and Management - 0.4%
            22,600    Automatic Data Processing, Inc.                                                                      1,003,666
            10,200    First Data Corp.                                                                                       419,628
                                                                                                                           1,423,294
Disposable Medical Products - 0.4%
            20,400    C.R. Bard, Inc.                                                                                      1,362,516
Distribution/Wholesale - 0.8%
            48,600    Genuine Parts Co.                                                                                    2,225,394
            11,800    W.W. Grainger, Inc.                                                                                    735,376
                                                                                                                           2,960,770
Diversified Financial Services - 0.1%
             4,800    Morgan Stanley Co.*                                                                                    254,640
Diversified Operations - 3.9%
            12,700    3M Co.                                                                                                 952,500
             6,300    Cooper Industries, Ltd. - Class A                                                                      406,854
            40,700    Danaher Corp.                                                                                        2,256,815
             1,700    Eaton Corp.                                                                                            111,078
           132,300    General Electric Co.                                                                                 4,564,350
            11,100    Honeywell International, Inc.                                                                          436,008
             2,400    Illinois Tool Works, Inc.                                                                              205,560
             7,000    ITT Industries, Inc.                                                                                   744,800
            33,200    Leggett & Platt, Inc.                                                                                  839,628
            14,200    Parker Hannifin Corp.                                                                                  933,224
            37,500    Textron, Inc.                                                                                        2,781,375
             9,200    Tyco International, Ltd. (U.S. Shares)                                                                 280,324
                                                                                                                          14,512,516
Drug Delivery Systems - 0.2%
            21,400    Hospira, Inc.*                                                                                         818,550
E-Commerce/Services - 0.2%
            16,200    eBay, Inc.*                                                                                            676,836
Electric - Generation - 0%
             3,100    AES Corp.*                                                                                              49,755
Electric - Integrated - 6.2%
            16,400    Allegheny Energy, Inc.*                                                                                467,400
            23,600    Ameren Corp.                                                                                         1,312,632
             8,900    American Electric Power Company, Inc.                                                                  344,430
             2,900    Cinergy Corp.                                                                                          128,035
             5,000    CMS Energy Corp.*                                                                                       79,200
            23,700    Consolidated Edison, Inc.                                                                            1,141,392
             3,900    Constellation Energy Group, Inc.                                                                       234,819
            14,800    Dominion Resources, Inc.                                                                             1,093,128
            11,200    DTE Energy Co.                                                                                         526,400
            18,200    Duke Energy Corp.                                                                                      537,628
            70,600    Edison International                                                                                 2,886,129
            18,400    Entergy Corp.                                                                                        1,434,096
            46,200    Exelon Corp.                                                                                         2,472,624
             5,900    FirstEnergy Corp.                                                                                      293,702
            11,600    FPL Group, Inc.                                                                                        500,192
             3,200    NiSource, Inc.                                                                                          77,728
            67,100    PG&E Corp.                                                                                           2,524,973
             7,100    Pinnacle West Capital Corp.                                                                            325,180
             6,900    PPL Corp.                                                                                              424,902
            19,800    Public Service Enterprise Group, Inc.                                                                1,273,140
            26,800    Southern Co.                                                                                           937,732
            46,500    TECO Energy, Inc.                                                                                      881,640
            28,300    TXU Corp.                                                                                            2,451,912
            30,000    Xcel Energy, Inc.                                                                                      582,300
                                                                                                                          22,931,314
Electronic Components - Miscellaneous - 0%
             5,500    Jabil Circuit, Inc.*                                                                                   171,545
Electronic Components - Semiconductors - 0.2%
             5,900    Advanced Micro Devices, Inc.*                                                                          118,472
            13,200    QLogic Corp.*                                                                                          409,860
             8,900    Texas Instruments, Inc.                                                                                282,664
                                                                                                                             810,996
Electronic Forms - 0%
             5,000    Adobe Systems, Inc.                                                                                    148,200
Electronics - Military - 0%
               400    L-3 Communications Holdings, Inc.                                                                       31,292
Engineering - Research and Development Services - 0.1%
             5,400    Fluor Corp.                                                                                            344,520
Engines - Internal Combustion - 0%
             2,000    Cummins, Inc.*                                                                                         170,880
Enterprise Software/Services - 0.2%
            11,700    BMC Software, Inc.                                                                                     223,353
            51,900    Oracle Corp.*                                                                                          704,802
                                                                                                                             928,155
Entertainment Software - 0.1%
             5,900    Electronic Arts, Inc.*                                                                                 339,840
Fiduciary Banks - 0.4%
            11,600    Bank of New York Company, Inc.                                                                         357,048
            10,400    Northern Trust Corp.                                                                                   528,320
             9,200    State Street Corp.                                                                                     457,608
                                                                                                                           1,342,976
Filtration and Separations Products - 0.1%
            11,800    Pall Corp.                                                                                             365,446
Finance - Consumer Loans - 0.8%
            57,800    SLM Corp.                                                                                            2,976,122
Finance - Credit Card - 0.3%
            15,000    American Express Co.                                                                                   825,000
               800    Capital One Financial Corp.                                                                             66,000
             3,200    Providian Financial Corp.*                                                                              60,480
                                                                                                                             951,480
Finance - Investment Bankers/Brokers - 1.9%
             3,600    Bear Stearns Companies, Inc.                                                                           367,596
            70,500    Charles Schwab Corp.                                                                                   965,850
            54,300    Citigroup, Inc.                                                                                      2,362,050
            11,000    Goldman Sachs Group, Inc.                                                                            1,182,280
            25,360    JPMorgan Chase & Co.                                                                                   891,150
             9,900    Lehman Brothers Holdings, Inc.                                                                       1,040,787
             7,600    Merrill Lynch & Company, Inc.                                                                          446,728
                                                                                                                           7,256,441
Finance - Mortgage Loan Banker - 0.2%
            16,200    Countrywide Financial Corp.                                                                            583,200
             1,400    Freddie Mac                                                                                             88,592
                                                                                                                             671,792
Financial Guarantee Insurance - 0.2%
             7,500    Ambac Financial Group, Inc.                                                                            538,800
             1,400    MGIC Investment Corp.                                                                                   96,012
                                                                                                                             634,812
Food - Confectionary - 1.3%
            44,600    Hershey Foods Corp.                                                                                  2,848,602
            27,700    Wm. Wrigley Jr. Co.                                                                                  1,970,578
                                                                                                                           4,819,180
Food - Diversified - 1.2%
            14,400    Campbell Soup Co.                                                                                      444,240
            29,000    ConAgra Foods, Inc.                                                                                    658,590
             4,400    General Mills, Inc.                                                                                    208,560
            18,200    Kellogg Co.                                                                                            824,642
            22,100    McCormick & Company, Inc.                                                                              768,638
            75,300    Sara Lee Corp.                                                                                       1,500,729
                                                                                                                           4,405,399
Food - Retail - 0%
             5,000    Albertson's, Inc.                                                                                      106,550
Food - Wholesale/Distribution - 0.2%
             4,600    Supervalu, Inc.                                                                                        162,840
            18,200    Sysco Corp.                                                                                            656,292
                                                                                                                             819,132
Forestry - 0.3%
            22,800    Plum Creek Timber Company, Inc.                                                                        862,980
             1,600    Weyerhaeuser Co.*                                                                                      110,368
                                                                                                                             973,348
Gas - Distribution - 0.4%
             7,700    KeySpan Corp.                                                                                          313,313
             6,000    Nicor, Inc.                                                                                            244,920
            19,700    Sempra Energy Co.                                                                                      837,250
                                                                                                                           1,395,483
Gold Mining - 0%
             1,800    Newmont Mining Corp.                                                                                    67,590
Health Care Cost Containment - 0%
             1,000    McKesson Corp.                                                                                          45,000
Home Decoration Products - 0.2%
            31,600    Newell Rubbermaid, Inc.                                                                                785,892
Hotels and Motels - 1.2%
            38,900    Hilton Hotels Corp.                                                                                    962,775
            18,200    Marriott International, Inc. - Class A                                                               1,246,154
            37,600    Starwood Hotels & Resorts Worldwide, Inc.                                                            2,380,832
                                                                                                                           4,589,761
Human Resources - 0%
             4,500    Robert Half International, Inc.                                                                        152,505
Identification Systems and Devices - 0%
             6,700    Symbol Technologies, Inc.                                                                               77,988
Industrial Automation and Robotics - 0.4%
            30,600    Rockwell Automation, Inc.                                                                            1,576,206
Industrial Gases - 0.2%
            10,900    Air Products and Chemicals, Inc.                                                                       651,384
             2,400    Praxair, Inc.                                                                                          118,536
                                                                                                                             769,920
Instruments - Scientific - 0%
             4,000    Applera Corp. - Applied Biosystems Group                                                                83,280
Internet Security - 0%
             8,324    Symantec Corp.*                                                                                        182,878
Investment Management and Advisory Services - 1.1%
             1,300    Federated Investors, Inc. - Class B                                                                     41,522
            47,700    Franklin Resources, Inc.                                                                             3,855,114
             5,700    T. Rowe Price Group, Inc.                                                                              378,195
                                                                                                                           4,274,831
Leisure and Recreation Products - 0.1%
             7,900    Brunswick Corp.                                                                                        367,824
Life and Health Insurance - 0.8%
             1,400    AFLAC, Inc.                                                                                             63,140
            15,400    CIGNA Corp.                                                                                          1,643,950
             3,800    Lincoln National Corp.                                                                                 183,540
             1,800    Principal Financial Group, Inc.                                                                         79,110
             8,600    Prudential Financial, Inc.                                                                             575,340
             5,800    Torchmark Corp.                                                                                        303,166
            12,700    UnumProvident Corp.                                                                                    243,205
                                                                                                                           3,091,451
Linen Supply and Related Items - 0%
             1,700    Cintas Corp.                                                                                            75,361
Machinery - Construction and Mining - 0.1%
            10,200    Caterpillar, Inc.                                                                                      549,882
Medical - Biomedical and Genetic - 0.2%
             4,000    Amgen, Inc.*                                                                                           319,000
             3,000    Biogen Idec, Inc.*                                                                                     117,870
             3,200    Genzyme Corp.*                                                                                         238,112
                                                                                                                             674,982
Medical - Drugs - 1.4%
            22,600    Abbott Laboratories                                                                                  1,053,838
            23,800    Bristol-Myers Squibb Co.                                                                               594,524
             5,100    Forest Laboratories, Inc.*                                                                             203,592
            24,500    King Pharmaceuticals, Inc.*                                                                            273,175
             9,500    MedImmune, Inc.*                                                                                       269,895
             1,200    Merck & Company, Inc.                                                                                   37,272
             9,780    Pfizer, Inc.                                                                                           259,170
            75,100    Schering-Plough Corp.                                                                                1,563,582
            19,700    Wyeth                                                                                                  901,275
                                                                                                                           5,156,323
Medical - Generic Drugs - 0.3%
            13,600    Mylan Laboratories, Inc.                                                                               236,096
            25,100    Watson Pharmaceuticals, Inc.*                                                                          838,340
                                                                                                                           1,074,436
Medical - HMO - 2.4%
            42,400    Aetna, Inc.                                                                                          3,281,760
            44,800    Humana, Inc.*                                                                                        1,785,280
            47,100    UnitedHealth Group, Inc.                                                                             2,463,330
            22,800    WellPoint, Inc.*                                                                                     1,612,872
                                                                                                                           9,143,242
Medical - Hospitals - 0.9%
            43,200    HCA, Inc.                                                                                            2,127,600
            45,700    Health Management Associates, Inc. - Class A                                                         1,087,660
             5,500    Tenet Healthcare Corp.*                                                                                 66,770
                                                                                                                           3,282,030
Medical - Nursing Homes - 0.2%
            18,200    Manor Care, Inc.                                                                                       690,872
Medical - Wholesale Drug Distributors - 0.3%
             8,100    AmerisourceBergen Corp.                                                                                581,499
             9,300    Cardinal Health, Inc.                                                                                  554,094
                                                                                                                           1,135,593
Medical Instruments - 1.3%
            42,900    Guidant Corp.                                                                                        2,951,520
            18,600    Medtronic, Inc.                                                                                      1,003,284
            23,000    St. Jude Medical, Inc.*                                                                              1,090,430
                                                                                                                           5,045,234
Medical Labs and Testing Services - 0.4%
             7,300    Laboratory Corporation of America Holdings*                                                            369,891
            23,500    Quest Diagnostics, Inc.                                                                              1,206,490
                                                                                                                           1,576,381
Medical Products - 2.4%
            27,000    Baxter International, Inc.                                                                           1,060,290
            37,900    Becton, Dickinson and Co.                                                                            2,098,523
            64,900    Johnson & Johnson                                                                                    4,151,004
            11,800    Stryker Corp.                                                                                          638,262
            14,700    Zimmer Holdings, Inc.*                                                                               1,210,692
                                                                                                                           9,158,771
Motorcycle and Motor Scooter Manufacturing - 0%
               700    Harley-Davidson, Inc.                                                                                   37,233
Multi-Line Insurance - 1.8%
            27,600    Allstate Corp.                                                                                       1,690,776
             1,000    American International Group, Inc.                                                                      60,200
             3,900    Hartford Financial Services Group, Inc.                                                                314,223
            35,500    Loews Corp.                                                                                          2,968,865
            34,500    MetLife, Inc.                                                                                        1,695,330
               900    XL Capital, Ltd. - Class A                                                                              64,638
                                                                                                                           6,794,032
Multimedia - 0.6%
            14,300    McGraw-Hill Companies, Inc.                                                                            657,943
             1,000    Meredith Corp.                                                                                          49,500
            81,200    News Corporation, Inc. - Class A                                                                     1,330,056
             3,800    Viacom, Inc. - Class B                                                                                 127,262
             4,200    Walt Disney Co.                                                                                        107,688
                                                                                                                           2,272,449
Networking Products - 0%
             8,000    Cisco Systems, Inc.*                                                                                   153,200
Office Automation and Equipment - 0.1%
            11,100    Pitney Bowes, Inc.                                                                                     494,838
Office Supplies and Forms - 0.1%
             4,100    Avery Dennison Corp.                                                                                   232,347
Oil - Field Services - 0.9%
            16,000    Baker Hughes, Inc.                                                                                     904,640
             2,400    BJ Services Co.                                                                                        146,376
            33,300    Halliburton Co.                                                                                      1,866,465
             3,100    Schlumberger, Ltd. (U.S. Shares)                                                                       259,594
             4,200    Weatherford International, Ltd*                                                                        265,776
                                                                                                                           3,442,851
Oil and Gas Drilling - 0.5%
             4,000    Nabors Industries, Ltd.*                                                                               261,800
             5,000    Noble Corp.                                                                                            335,900
            23,400    Transocean, Inc.*                                                                                    1,320,462
                                                                                                                           1,918,162
Oil Companies - Exploration and Production - 2.7%
            10,500    Anadarko Petroleum Corp.                                                                               927,675
             7,960    Apache Corp.                                                                                           544,464
            44,700    Burlington Resources, Inc.                                                                           2,865,717
            14,900    Devon Energy Corp.                                                                                     835,741
            31,700    EOG Resources, Inc.                                                                                  1,936,870
            19,478    Kerr-McGee Corp.                                                                                     1,562,330
            24,000    Unocal Corp.                                                                                         1,556,400
                                                                                                                          10,229,197
Oil Companies - Integrated - 3.9%
            10,400    Amerada Hess Corp.                                                                                   1,225,744
            26,600    Chevron Corp.                                                                                        1,543,066
            44,700    ConocoPhillips                                                                                       2,797,773
           105,000    Exxon Mobil Corp.                                                                                    6,168,750
             4,811    Marathon Oil Corp.                                                                                     280,770
            30,900    Occidental Petroleum Corp.                                                                           2,542,452
                                                                                                                          14,558,555
Oil Refining and Marketing - 0.7%
             6,000    Sunoco, Inc.                                                                                           754,380
            23,400    Valero Energy Corp.                                                                                  1,937,052
                                                                                                                           2,691,432
Optical Supplies - 0%
             1,300    Bausch & Lomb, Inc.                                                                                    110,045
Paper and Related Products - 0.1%
            15,800    MeadWestvaco Corp.                                                                                     461,676
             1,800    Temple-Inland, Inc.                                                                                     71,622
                                                                                                                             533,298
Pharmacy Services - 0.7%
             2,200    Caremark Rx, Inc.*                                                                                      98,076
            49,817    Medco Health Solutions, Inc.*                                                                        2,413,135
                                                                                                                           2,511,211
Photo Equipment and Supplies - 0.4%
            52,800    Eastman Kodak Co.                                                                                    1,411,872
Pipelines - 0.3%
            12,400    Kinder Morgan, Inc.                                                                                  1,101,864
Power Converters and Power Supply Equipment - 0.3%
            35,300    American Power Conversion Corp.                                                                        992,283
Printing - Commercial - 0.2%
            17,500    R.R. Donnelley & Sons Co.                                                                              630,875
Property and Casualty Insurance - 0.9%
             6,200    Chubb Corp.                                                                                            550,684
            14,400    Progressive Corp.                                                                                    1,435,536
            20,400    SAFECO Corp.                                                                                         1,120,776
             2,400    St. Paul Travelers Companies, Inc.                                                                     105,648
                                                                                                                           3,212,644
Publishing - Newspapers - 0.1%
             3,500    Gannett Company, Inc.                                                                                  255,360
REIT - Apartments - 1.4%
            28,900    Apartment Investment & Management Co.- Class A                                                       1,271,600
            55,500    Archstone-Smith Trust, Inc.                                                                          2,358,750
            38,900    Equity Residential Properties Trust                                                                  1,571,560
                                                                                                                           5,201,910
REIT - Office Property - 0.2%
            20,000    Equity Office Properties Trust                                                                         709,000
REIT - Regional Malls - 0.5%
            22,400    Simon Property Group, Inc.                                                                           1,786,176
REIT - Warehouse and Industrial - 0.5%
            37,900    ProLogis                                                                                             1,726,724
Retail - Apparel and Shoe - 0.6%
            47,300    Limited, Inc.                                                                                        1,153,174
            31,400    Nordstrom, Inc.                                                                                      1,162,114
                                                                                                                           2,315,288
Retail - Auto Parts - 0.2%
             7,100    AutoZone, Inc.*                                                                                        691,824
Retail - Automobile - 0.1%
            22,200    Auto Nation, Inc.*                                                                                     479,298
Retail - Bedding - 0%
             2,000    Bed Bath & Beyond, Inc.*                                                                                91,800
Retail - Building Products - 0.2%
             9,200    Home Depot, Inc.                                                                                       400,292
             7,500    Lowe's Companies, Inc.                                                                                 496,650
                                                                                                                             896,942
Retail - Consumer Electronics - 0%
               300    Circuit City Stores, Inc.                                                                                5,475
Retail - Discount - 1.0%
            30,900    Costco Wholesale Corp.                                                                               1,420,473
            18,700    Dollar General Corp.                                                                                   379,984
             4,500    Family Dollar Stores, Inc.                                                                             116,100
            14,200    Target Corp.                                                                                           834,250
             4,300    TJX Companies, Inc.                                                                                    101,093
            21,700    Wal-Mart Stores, Inc.                                                                                1,070,895
                                                                                                                           3,922,795
Retail - Drug Store - 0.7%
            51,800    CVS Corp.                                                                                            1,607,354
            23,700    Walgreen Co.                                                                                         1,134,282
                                                                                                                           2,741,636
Retail - Major Department Stores - 1.1%
            17,600    J.C. Penney Company, Inc.                                                                              988,064
            42,200    May Department Stores Co.                                                                            1,732,310
             9,803    Sears Holdings Corp.*                                                                                1,511,917
                                                                                                                           4,232,291
Retail - Regional Department Stores - 0.6%
            10,000    Dillard's, Inc. - Class A                                                                              228,600
             6,000    Federated Department Stores, Inc.                                                                      455,220
            29,600    Kohl's Corp.*                                                                                        1,667,960
                                                                                                                           2,351,780
Retail - Restaurants - 1.7%
            36,800    Darden Restaurants, Inc.                                                                             1,276,960
            24,300    McDonald's Corp.                                                                                       757,431
            59,700    Starbucks Corp.*                                                                                     3,137,235
             7,300    Wendy's International, Inc.                                                                            377,410
            19,100    Yum! Brands, Inc.                                                                                      999,885
                                                                                                                           6,548,921
Rubber - Tires - 0.1%
            11,700    Goodyear Tire & Rubber Co.*                                                                            203,697
Savings/Loan/Thrifts - 0.5%
            28,000    Golden West Financial Corp.                                                                          1,823,360
             9,900    Sovereign Bancorp, Inc.                                                                                237,501
                                                                                                                           2,060,861
Schools - 0%
             2,200    Apollo Group, Inc. - Class A*                                                                          165,330
Semiconductor Components/Integrated Circuits - 0.1%
             5,600    Linear Technology Corp.                                                                                217,616
Steel - Producers - 0.3%
            21,300    Nucor Corp.                                                                                          1,181,085
Steel - Specialty - 0%
               400    Allegheny Technologies, Inc.                                                                            11,628
Super-Regional Banks - 4.0%
           123,226    Bank of America Corp.                                                                                5,372,653
            17,500    Comerica, Inc.                                                                                       1,069,250
            10,300    Huntington Bancshares, Inc.                                                                            256,882
             7,300    KeyCorp                                                                                                249,952
            42,900    National City Corp.                                                                                  1,583,439
            30,900    SunTrust Banks, Inc.                                                                                 2,247,048
            20,000    U.S. Bancorp                                                                                           601,200
            48,897    Wachovia Corp.                                                                                       2,463,431
            21,000    Wells Fargo & Co.                                                                                    1,288,140
                                                                                                                          15,131,995
Telecommunication Equipment - 0%
             2,900    Comverse Technology, Inc.*                                                                              73,341
Telephone - Integrated - 2.7%
            16,100    ALLTEL Corp.                                                                                         1,070,650
           120,300    AT&T Corp.                                                                                           2,381,940
             9,700    BellSouth Corp.                                                                                        267,720
            33,100    CenturyTel, Inc.                                                                                     1,137,647
            87,400    Citizens Communications Co.                                                                          1,148,436
            28,300    SBC Communications, Inc.*                                                                              691,935
            31,600    Sprint Corp.                                                                                           850,040
            71,500    Verizon Communications, Inc.                                                                         2,447,445
                                                                                                                           9,995,813
Therapeutics - 0%
             2,700    Gilead Sciences, Inc.*                                                                                 120,987
Tobacco - 1.6%
            30,500    Altria Group, Inc.                                                                                   2,042,280
            24,900    Reynolds American, Inc.                                                                              2,074,419
            43,700    UST, Inc.                                                                                            2,011,074
                                                                                                                           6,127,773
Tools - Hand Held - 0.6%
            23,000    Black & Decker Corp.                                                                                 2,077,130
             4,000    Stanley Works                                                                                          195,720
                                                                                                                           2,272,850
Toys - 0.1%
            17,100    Mattel, Inc.                                                                                           318,915
Transportation - Railroad - 2.3%
            69,500    Burlington Northern Santa Fe Corp.                                                                   3,770,375
            24,200    CSX Corp.                                                                                            1,102,068
            61,300    Norfolk Southern Corp.                                                                               2,280,973
            22,900    Union Pacific Corp.                                                                                  1,610,099
                                                                                                                           8,763,515
Transportation - Services - 1.4%
            27,900    FedEx Corp.                                                                                          2,346,111
             6,300    Ryder System, Inc.                                                                                     245,637
            34,400    United Parcel Service, Inc. - Class B                                                                2,510,168
                                                                                                                           5,101,916
Web Portals/Internet Service Providers - 0.3%
            32,400    Yahoo!, Inc.*                                                                                        1,080,216
Wireless Equipment - 0.6%
            59,300    QUALCOMM, Inc.                                                                                       2,341,757
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $320,401,680)                                                                                   359,345,153
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.3%
$ 16,100,000      Banc of America Securities LLC, 3.3325%
                  dated 7/29/05, maturing 8/1/05
                  to be repurchased at $16,104,471
                  collateralized by $16,776,104
                  in U.S. Government Agencies
                  4.00% - 6.50%, 2/25/17 - 7/15/35
                  with a value of $16,422,000
                  (cost $16,100,000)                                                                                      16,100,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.3%
         1,000,000    U.S. Treasury Bill 2.96% 9/22/05**
                      (amortized cost $995,724)                                                                              995,724
------------------------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $337,497,404) - 100%                                                                  $    376,440,877
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $    1,214,754                0.4%
Cayman Islands                            1,721,000                0.4%
Netherlands                                 259,594                0.1%
Panama                                      738,840                0.2%
United States ++                        372,506,689               98.9%
Total                                $  376,440,877              100.0%
                                     ==============              =====

++    Includes Short-Term Securities (94.3% excluding Short-Term Securities)

Schedule of Futures Contracts
As of July 31, 2005

Financial Futures - Long

242 Contracts  S&P 500(R) E-mini
                        expires September 2005, principal
                        amount $14,749,546, value $14,964,675
                        cumulative appreciation  .......................$215,129

Notes to Schedule of Investments (unaudited)

REIT                  Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*                 Non-income-producing security.

** A portion of this security has been segregated by thecustodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                        Aggregate Value
-------------------------------------------------------------------------------
Janus Risk-Managed Stock Fund                                  $ 995,724
-------------------------------------------------------------------------------

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 22.7%
Beverages - Non-Alcoholic - 0.7%
        $2,000,000    Bottling Group LLC, 2.45%, senior notes, due 10/16/06                                         $      1,956,892
Building - Residential and Commercial - 0.5%
         1,250,000    D.R. Horton, Inc., 7.50%, company guaranteed notes, due 12/1/07                                      1,317,180
Cable Television - 0.5%
         1,300,000    Lenfest Communications, Inc., 10.50%, senior subordinated notes, due 6/15/06                         1,359,523
Cellular Telecommunications - 0.3%
           725,000    Rogers Wireless Communications, Inc., 6.535%, secured notes, due 12/15/10                              754,906
Chemicals - Specialty - 0.2%
           600,000    Lubrizol Corp., 4.625%, senior notes, due 10/1/09                                                      594,487
Commercial Banks - 0.2%
           600,000    Zions Bancorporation, 2.70% senior notes, due 5/1/06                                                   592,846
Computer Services - 0.2%
           475,000    Sungard Data Systems, Inc. (Bank Loan), 0% bank loan, due 1/5/13                                       482,125
Containers - Metal and Glass - 0.9%
         2,270,000    Ball Corp., 7.75%, company guaranteed notes, due 8/1/06                                              2,343,775
Diversified Financial Services - 3.0%
         5,000,000    General Electric Capital Corp., 2.85%, notes, due 1/30/06**                                          4,974,060
         3,250,000    General Electric Capital Corp., 3.50%, notes, due 8/15/07                                            3,194,389
                                                                                                                           8,168,449
Diversified Operations - 0.9%
         2,300,000    Tyco International Group S.A., 5.80%, company guaranteed notes, due 8/1/06                           2,331,712
Electric - Generation - 0.3%
           675,000    Allegheny Energy Supply Company LLC (Bank Loan), 0%, bank loan, due 7/29/11                            681,467
Electric - Integrated - 3.3%
         4,250,000    FirstEnergy Corp., 5.50%, notes, due 11/15/06                                                        4,304,225
         1,250,000    Southern California Edison Co., 6.375%, notes, due 1/15/06                                           1,261,263
           950,000    TXU Corp., 6.375%, senior notes, due 6/15/06                                                           964,085
         2,465,000    TXU Energy Company LLC, 4.36%, senior notes, due 1/17/06++                                           2,464,240
                                                                                                                           8,993,813
Electronic Components - Semiconductors - 0.4%
         1,125,000    Freescale Semiconductor, Inc., 6.34875%, senior notes, due 7/15/09++                                 1,164,375
Finance - Auto Loans - 1.1%
         1,025,000    Ford Motor Credit Co., 6.625%, notes, due 6/16/08                                                    1,023,967
         2,000,000    General Motors Acceptance Corp., 4.50%, notes, due 7/15/06                                           1,983,516
                                                                                                                           3,007,483
Finance - Commercial - 0.9%
         2,350,000    CIT Group, Inc., 4.125%, senior notes, due 2/21/06                                                   2,351,567
Finance - Investment Bankers/Brokers - 2.1%
         4,625,000    Citigroup, Inc., 3.50%, notes, due 2/1/08                                                            4,524,235
         1,350,000    Lehman Brothers Holdings, Inc., 4.50%, notes, due 7/26/10                                            1,335,272
                                                                                                                           5,859,507
Gas - Transportation - 0.4%
         1,000,000    Williams Gas Pipelines Central, Inc., 7.375%, senior notes, due 11/15/06 (144A)                      1,034,541
Machinery - Pumps - 0.2%
           500,000    Flowserve Corp., 12.25%, company guaranteed notes, due 8/15/10                                         532,500
Medical - Biomedical and Genetic - 0.7%
         2,040,000    Genentech, Inc., 4/40%, notes, due 7/15/10 (144A)                                                    2,027,436
Oil Companies - Integrated - 0.7%
         2,000,000    BP Capital Markets PLC, 2.75% company guaranteed notes, due 12/29/06                                 1,958,966
Oil Refining and Marketing - 0.3%

Pipelines - 2.2%
         3,200,000    Enterprise Products Operating L.P., 4.00%, senior notes, due 10/15/07                                3,146,591
           675,000    Enterprise Products Operating L.P., 4.625%, senior notes, due 10/15/09                                 664,218
           850,000    Enterprise Products Operating L.P., 4.95%, senior notes, due 6/1/10                                    844,186
            125,000      Magellan Midstream Holdings L.P. (Bank Loan), 0%, bank loan, due 6/30/12                            126,719
         1,500,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75%, senior notes, due 3/15/07                         1,456,742
                                                                                                                           6,111,737
Reinsurance - 1.1%
         3,250,000    Berkshire Hathaway, Inc., 3.375%, notes, due 10/15/08                                                3,127,417
Retail - Apparel and Shoe - 0.4%
         1,000,000    Gap, Inc., 6.90%, notes, due 9/15/07                                                                 1,042,999
Retail - Discount - 0.4%
         1,150,000    Wal-Mart Stores, Inc., 4.125%, notes, due 7/1/10                                                     1,126,894
Retail - Restaurants - 0%
           125,000    Burger King Corp. (Bank Loan), 0%, due 6/20/12                                                         126,906
Telecommunication Services - 0.3%
           750,000    Verizon Global Funding Corp., 4.00%, notes, due 1/15/08                                                742,421
Telephone - Integrated - 0.4%
         1,100,000    Mountain States Telephone & Telegraph Co., 6.00%, debentures, due 8/1/07                             1,100,000
Tools - Hand Held - 0.4%
         1,200,000    Stanley Works, 3.50%, notes, due 11/1/07                                                             1,174,974
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $62,737,330)                                                                                  62,193,617
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.9%
         1,665,000    Federal Home Loan Bank System, 3.75%, due 5/15/07                                                    1,649,895
         6,215,000    Freddie Mac, 3.625%, due 9/15/06                                                                     6,179,991
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $7,867,443)                                                                           7,829,886
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 53.7%
         4,025,000    U.S. Treasury Notes, 4.625%, due 5/15/06#                                                            4,048,739
         2,695,000    U.S. Treasury Notes, 2.625%, due 5/31/06                                                             2,665,312
         1,715,000    U.S. Treasury Notes, 2.75%, due 6/30/06#                                                             1,697,716
        10,715,000    U.S. Treasury Notes, 2.75%, due 7/31/06#                                                            10,595,292
        23,795,000    U.S. Treasury Notes, 2.375%, due 8/31/06**,#                                                        23,407,404
         9,655,000    U.S. Treasury Notes, 2.50%, due 9/30/06#                                                             9,497,730
         5,530,000    U.S. Treasury Notes, 2.50%, due 10/31/06                                                             5,433,009
        12,790,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                           12,719,553
         6,415,000    U.S. Treasury Notes, 2.875%, due 11/30/06#                                                           6,325,042
         2,910,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                            2,870,895
         7,129,102    U.S. Treasury Notes, 3.375%, due 1/15/07 CC,#                                                        7,320,419
         2,150,000    U.S. Treasury Notes, 3.125%, due 1/31/07#                                                            2,123,293
         1,675,000    U.S. Treasury Notes, 2.25%, due 2/15/07#                                                             1,632,470
         3,125,000    U.S. Treasury Notes, 3.375%, due 2/28/07#                                                            3,095,581
         5,300,000    U.S. Treasury Notes, 3.75%, due 3/31/07#                                                             5,278,471
         9,510,000    U.S. Treasury Notes, 3.625%, due 4/30/07#                                                            9,448,337
         2,540,000    U.S. Treasury Notes, 3.125%, due 5/15/07                                                             2,502,098
         1,610,000    U.S. Treasury Notes, 3.875%, due 7/31/07                                                             1,605,724
        13,150,000    U.S. Treasury Notes, 2.75%, due 8/15/07#                                                            12,825,879
         5,230,000    U.S. Treasury Notes, 3.00%, due 11/15/07#                                                            5,114,370
         1,931,246    U.S. Treasury Notes, 3.625%, due 1/15/08 CC,#                                                        2,024,187
           990,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                               981,956
         2,050,000    U.S. Treasury Notes, 4.00%, due 6/15/09#                                                             2,041,031
         3,655,000    U.S. Treasury Notes, 3.50%, due 8/15/09#                                                             3,568,194
         1,330,000    U.S. Treasury Notes, 3.50%, due 2/15/10#                                                             1,294,567
           900,000    U.S. Treasury Notes, 3.875%, due 5/15/10#                                                              888,996
         4,045,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                            3,955,885
         1,675,000    U.S. Treasury Notes, 3.875%, due 7/15/10#                                                            1,656,287
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $148,442,385)                                                                            146,618,437
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.6%
        56,425,513    State Street Navigator Securities Lending Prime Portfolio+ (cost $56,425,513)                       56,425,513
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
$ 300,000         Banc of America Securities LLC, 3.3325%
                  dated 7/29/05, maturing 8/1/05
                  to be repurchased at $300,083
                  collateralized by $312,598
                  in U.S. Government Agencies
                  4.00% - 6.50%, 2/25/17 - 7/15/35
                  with a value of $306,000
                  (cost $300,000)                                                                                            300,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $275,772,671) - 100%                                                                       273,367,453
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Canada                               $      754,906                0.3%
Luxembourg                                2,331,712                0.9%
United Kingdom                            1,958,966                0.7%
United States++                         268,321,869               98.1%
      Total                          $  273,367,453              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (77.4% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC         Public Limited Company

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

++          Rate is subject to change. Rate shown reflects current rate.

CC          Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                        $ 57,611,515
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Janus Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 76.6%
Agricultural Chemicals - 1.2%
         1,850,000    UAP Holding Corp.#                                                                            $     35,890,000
Apparel Manufacturers - 0.3%
           420,300    Kellwood Co.#                                                                                       10,217,493
Automotive - Truck Parts and Equipment - Original - 0.5%
           660,000    Superior Industries International, Inc.#, (pound)                                                   15,404,400
Batteries and Battery Systems - 0.3%
           340,400    Greatbatch, Inc.*,#                                                                                  8,241,084
Building - Mobile Home and Manufactured Homes - 0.6%
         1,000,000    Monaco Coach Corp.#                                                                                 17,500,000
Building Products - Cement and Aggregate - 0.3%
           100,000    Eagle Materials, Inc.#                                                                              10,270,000
Chemicals - Plastics - 0.5%
           850,000    A. Schulman, Inc.#                                                                                  16,048,000
Chemicals - Specialty - 3.6%
           680,500    Ferro Corp.#                                                                                        15,311,250
         1,650,000    Lubrizol Corp.                                                                                      72,600,000
           600,000    MacDermid, Inc.#                                                                                    19,860,000
                                                                                                                         107,771,250
Circuit Boards - 0.3%
         1,350,000    TTM Technologies, Inc.*,#                                                                            9,571,500
Coal - 0.8%
           450,000    Arch Coal, Inc.#                                                                                    25,614,000
Commercial Banks - 3.2%
         1,550,000    F.N.B. Corp.#                                                                                       30,612,500
         1,050,000    First Financial Bancorp.#                                                                           18,942,000
           325,000    Hudson United Bancorp#                                                                              13,617,500
         1,230,000    Susquehanna Bancshares, Inc.#                                                                       32,988,600
                                                                                                                          96,160,600
Communications Software - 0.2%
           259,100    Inter-Tel, Inc.                                                                                      6,451,590
Computer Services - 0.8%
           810,000    Covansys Corp.*                                                                                     11,979,900
           628,200    Manhattan Associates, Inc.*,#                                                                       13,003,740
                                                                                                                          24,983,640
Computers - Memory Devices - 0.3%
         1,700,000    Silicon Storage Technology, Inc.*,#                                                                  8,024,000
Consulting Services - 0.6%
           450,000    MAXIMUS, Inc.#                                                                                      17,181,000
Decision Support Software - 0.5%
         1,200,000    NetIQ Corp.*                                                                                        13,740,000
Diversified Operations - 2.0%
           651,100    A.O. Smith Corp.#, (pound)                                                                          17,579,700
         1,150,000    Federal Signal Corp.#                                                                               20,125,000
           375,000    Harsco Corp.#                                                                                       22,593,750
                                                                                                                          60,298,450
Electronic Components - Miscellaneous - 0.4%
           900,000    Technitrol, Inc.#                                                                                   11,646,000
Electronic Components - Semiconductors - 0.4%
         1,700,000    Pixelworks, Inc.*,#                                                                                 13,107,000
Electronic Measuring Instruments - 0.3%
           400,000    Orbotech, Ltd.*,#                                                                                    9,900,000
Engineering - Research and Development Services - 0.4%
           250,000    EMCOR Group, Inc.*,#, (pound)                                                                       12,875,000
Food - Wholesale/Distribution - 1.6%
         1,350,000    Supervalu, Inc.                                                                                     47,790,000
Footwear and Related Apparel - 1.7%
         2,400,000    Wolverine World Wide, Inc.                                                                          52,800,000
Human Resources - 0.5%
         2,000,000    Spherion Corp.*,#                                                                                   15,800,000
Internet Applications Software - 0.4%
         1,210,000    Verity, Inc.*                                                                                       12,184,700
Internet Infrastructure Equipment - 0.3%
           250,000    Avocent Corp.*,#                                                                                     8,715,000
Investment Management and Advisory Services - 1.0%
         1,597,000    Waddell & Reed Financial, Inc. - Class A#                                                           31,029,710
Machine Tools and Related Products - 0.7%
           616,600    Lincoln Electric Holdings, Inc.#                                                                    22,573,726
Machinery - Construction and Mining - 0.4%
           275,000    Joy Global, Inc.                                                                                    11,294,250
Machinery - General Industrial - 0.9%
           787,000    Albany International Corp. - Class A                                                                27,576,480
Medical - Drugs - 0.6%
           680,000    Priority Healthcare Corp. - Class B*,#                                                              18,693,200
Medical - Generic Drugs - 1.2%
         2,700,000    Perrigo Co.#                                                                                        37,530,000
Medical - Hospitals - 0.7%
           440,000    LifePoint Hospitals, Inc.*,#                                                                        20,574,400
Medical - Nursing Homes - 1.6%
         1,250,000    Manor Care, Inc.#                                                                                   47,450,000
Medical Information Systems - 0.5%
           826,962    Dendrite International, Inc.*,#                                                                     14,306,443
Medical Laser Systems - 0.2%
           625,000    Candela Corp.*,#                                                                                     6,881,250
Medical Products - 0.8%
           550,000    Invacare Corp.#                                                                                     23,182,500
Medical Sterilization Products - 1.0%
         1,085,300    Steris Corp.                                                                                        29,487,601
Metal Processors and Fabricators - 1.6%
         1,000,000    Kaydon Corp.#                                                                                       30,860,000
           950,000    Worthington Industries, Inc.#                                                                       16,796,000
                                                                                                                          47,656,000
Multi-Line Insurance - 1.6%
         1,800,000    Old Republic International Corp.                                                                    47,268,000
Networking Products - 0.9%
         2,236,900    Foundry Networks, Inc.*,#                                                                           26,484,896
Oil - Field Services - 2.4%
           980,000    Key Energy Services, Inc.*                                                                          12,838,000
           550,000    Tetra Technologies, Inc.*,#                                                                         21,928,500
           930,000    Universal Compression Holdings, Inc.*,#                                                             37,711,500
                                                                                                                          72,478,000
Oil and Gas Drilling - 0.7%
         2,649,900    Grey Wolf, Inc.*,#                                                                                  20,324,733
Oil Companies - Exploration and Production - 7.3%
           670,000    Forest Oil Corp.*                                                                                   29,989,200
           430,400    Houston Exploration Co.*                                                                            24,872,816
           500,000    Newfield Exploration Co.*,#                                                                         21,245,000
         1,050,000    Petrohawk Energy Corp.*,#                                                                           11,571,000
         1,095,000    Plains Exploration & Production Co.*                                                                42,212,250
           775,000    Remington Oil & Gas Corp.*,#                                                                        30,542,750
         1,110,000    St. Mary Land & Exploration Co.#                                                                    35,076,000
           550,000    Stone Energy Corp.*,#                                                                               29,265,500
                                                                                                                         224,774,516
Oil Refining and Marketing - 0.2%
           157,100    Alon USA Energy, Inc.                                                                                2,788,525
            73,400    Giant Industries, Inc.                                                                               2,878,748
                                                                                                                           5,667,273
Paper and Related Products - 3.0%
         1,671,000    Glatfelter#                                                                                         21,305,250
         1,000,000    Rayonier, Inc.#                                                                                     57,040,000
         1,034,900    Wausau Paper Corp.                                                                                  13,019,042
                                                                                                                          91,364,292
Pharmacy Services - 0.4%
           250,000    Accredo Health, Inc.*                                                                               11,317,500
Property and Casualty Insurance - 0.7%
           950,000    Harleysville Group, Inc.#                                                                           20,947,500
Publishing - Periodicals - 1.1%
         2,000,000    Reader's Digest Association, Inc.#                                                                  32,480,000
Radio - 0.3%
           512,200    Cox Radio, Inc. - Class A*                                                                           8,067,150
Reinsurance - 0.7%
           500,000    IPC Holdings, Ltd.#                                                                                 20,225,000
REIT - Apartments - 1.7%
         1,150,000    Home Properties, Inc.#                                                                              52,647,000
REIT - Manufactured Homes - 1.0%
           700,000    Equity Lifestyle Properties, Inc.#, (pound)                                                         30,849,000
REIT - Office Property - 2.8%
           250,000    Alexandria Real Estate Equities, Inc.                                                               20,112,500
         1,000,000    Brandywine Realty Trust, Inc.                                                                       32,400,000
           765,000    Prentiss Properties Trust#                                                                          30,959,550
                                                                                                                          83,472,050
REIT - Warehouse and Industrial - 1.7%
           400,000    EastGroup Properties, Inc.#                                                                         17,360,000
           850,000    First Industrial Realty Trust, Inc.#                                                                35,088,000
                                                                                                                          52,448,000
Retail - Convenience Stores - 1.0%
         1,400,000    Casey's General Stores, Inc.#                                                                       30,464,000
Retail - Discount - 1.4%
         2,080,000    Big Lots, Inc.*,#                                                                                   26,977,600
           750,000    Fred's, Inc.                                                                                        14,475,000
                                                                                                                          41,452,600
Retail - Home Furnishings - 0.3%
           339,400    Cost Plus, Inc.*,#                                                                                   7,646,682
Retail - Restaurants - 0.7%
           870,000    Bob Evans Farms, Inc.#                                                                              22,063,200
Rubber - Tires - 1.3%
         1,930,000    Cooper Tire & Rubber Co.#                                                                           38,831,600
Savings/Loan/Thrifts - 6.5%
         2,800,000    Brookline Bancorp, Inc.#                                                                            44,828,000
           690,411    Dime Community Bancshares#                                                                          11,198,466
         3,567,700    First Niagara Financial Group, Inc.#                                                                52,552,221
         2,500,000    Provident Financial Services, Inc.#                                                                 44,150,000
         1,980,000    Washington Federal, Inc.                                                                            46,074,600
                                                                                                                         198,803,287
Telephone - Integrated - 0.5%
         1,150,000    IDT Corp. - Class B*,#                                                                              14,938,500
Transportation - Marine - 0.3%
           200,000    Teekay Shipping Corp. (U.S. Shares)#                                                                 9,202,000
Transportation - Railroad - 1.5%
         2,003,000    Kansas City Southern*,#                                                                             45,187,680
Transportation - Services - 2.1%
         2,500,000    Laidlaw International, Inc.                                                                         64,250,000
Transportation - Truck - 0.6%
           540,000    Heartland Express, Inc.#                                                                            11,237,400
           442,400    Werner Enterprises, Inc.                                                                             8,392,328
                                                                                                                          19,629,728
Wireless Equipment - 0.7%
         4,130,000    Stratex Networks, Inc.*,#                                                                            9,003,400
         1,850,000    Wireless Facilities, Inc.*,#                                                                        11,914,000
                                                                                                                          20,917,400
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,734,879,646)                                                                               2,320,621,854
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.1%
       125,000,000    Janus Institutional Cash Reserves Fund, 3.26% (cost $125,000,000)                                  125,000,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.4%
       314,464,536    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $314,464,536)                                                              314,464,536
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.3%
      $131,400,000    Banc of America Securities LLC, 3.32%
                       dated 7/29/05, maturing 8/1/05
                       to be repurchased at $131,436,354
                       collateralized by $693,177,987
                       in U.S. Government Agencies
                       0% - 12.164%, 9/15/15 - 7/25/35
                       with a value of $134,028,000
                       (cost $131,400,000)                                                                               131,400,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 3.3%
       100,000,000    Societe Generale, ETD, 3.29%, 8/1/05 (cost $100,000,000)                                           100,000,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 1.3%
        25,000,000    Fannie Mae, 3.26%, 10/31/05                                                                         24,781,250
        15,000,000    Freddie Mac, 2.85%, 8/2/05                                                                          14,998,813
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term U.S. Government Agencies (cost $39,792,799)                                                              39,780,063
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,445,536,981) - 100%                                                                $  3,031,266,453
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                  Value        % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   20,225,000                0.7%
Israel                                    9,900,000                0.3
Marshall Islands                          9,202,000                0.3
United States++                       2,991,939,453               98.7
      Total                          $3,031,266,453              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (75.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ETD               Euro Time Deposit

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

(pound) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2005.

------------------------------------------------------------------------------------------------------------------------------------
                                            Purchases                 Sales              Realized     Dividend        Value
                                       Shares      Cost      Shares         Cost       Gain/(Loss)     Income       at 7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund
A.O. Smith Corp.                          --     $    --     148,900   $ 2,257,810    $ 1,921,753    $   104,176    $17,579,700
EMCOR Group, Inc.                         --          --     350,000    12,030,481      5,186,560             --     12,875,000
Equity Lifestyles Properties, Inc.(1)     --          --     300,000     9,974,640      1,970,256         21,250     30,849,000
Pinnacle Systems, Inc.                    --          --          --            --             --             --             --
Superior Industries International,
Inc.                                      --          --          --            --             --        105,600     15,404,400
------------------------------------------------------------------------------------------------------------------------------------
                                                 $    --               $24,262,931    $ 9,078,569    $   231,026    $76,708,100
------------------------------------------------------------------------------------------------------------------------------------

(1) Name change from Manufactured Home Communities to Equity Lifestyles Properties effective 11/23/04.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                       $  314,464,536
--------------------------------------------------------------------------------

Janus Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities - 100%

Arizona - 1.9%
       $ 2,450,000    Arizona State University, System Revenue Bonds, Series A, Variable Rate, 2.33%, 7/1/34        $      2,450,000
Colorado - 26.8%
           900,000    Arvada, Colorado, Variable Rate, 2.55%, 11/1/20                                                        900,000
         1,260,000    Aspen Valley Hospital District, Colorado, Variable Rate, 2.41%, 10/15/33                             1,260,000
         1,560,000    Aurora, Colorado, Centretech Metropolitan District, Series A, Variable Rate, 2.30%,
                      12/1/28(beta)                                                                                        1,560,000
         3,000,000    Brighton Crossing Metropolitan District No.4, Variable Rate, 2.48%, 12/1/34                          3,000,000
         2,176,000    Cherry Creek, Colorado, South Metropolitan District No. 1, Series A, Variable Rate,
                      2.35%, 12/15/21                                                                                      2,176,000
         1,000,000    Cherry Creek, Colorado, South Metropolitan District No. 1, Series B, Variable Rate,
                      2.35%, 12/15/33                                                                                      1,000,000
         4,500,000    Colorado Educational and Cultural Facilities Authority Revenue, (Charter School-James
                      Irwin), Variable Rate, 2.41%, 9/1/34                                                                 4,500,000
           510,000    Colorado Health Facilities Authority Revenue, (Colorado West Regional Mental Health,
                      Inc. Project), Variable Rate, 2.36%, 3/1/30                                                            510,000
         4,000,000    Ebert Metropolitan District Securitization Trust, Series 2004-S1, Variable Rate, 2.48%,
                      12/1/34                                                                                              4,000,000
         1,000,000    Four Mile Ranch Metropolitan District No. 1, Colorado, Variable Rate, 2.80%, 12/1/35                 1,000,000
         3,725,000    Kipling Ridge Metropolitan District, Colorado, Variable Rate, 2.38%, 12/1/23                         3,725,000
         2,750,000    NBC Metropolitan District, Colorado, Variable Rate, 2.43%, 12/1/30                                   2,750,000
         4,000,000    Pinery West, Colorado, Metropolitan District No. 2, Variable Rate, 1.95%, 11/1/32                    4,000,000
           300,000    Stapleton Business Center Metropolitan District, Variable Rate, 2.43%, 12/1/17                         300,000
         3,215,000    Triview, Colorado, Metropolitan District, Variable Rate, 2.10%, 11/21/23                             3,215,000
                                                                                                                          33,896,000
Florida - 1.6%
         2,000,000    Palm Beach County, Florida, Revenue, (Maltz Jupiter Theatre Project), Variable Rate,
                      2.40%, 3/1/35                                                                                        2,000,000
Georgia - 4.5%
         5,442,000    DeKalb County, Georgia, Housing Authority Multifamily Housing Revenue, (Wood Hills
                       Apartment Project), Variable Rate, 2.39%, 12/1/07                                                   5,442,000
           200,000    Municipal Election Authority, Series C, Variable Rate, 2.25%, 1/1/20                                   200,000
                                                                                                                           5,642,000
Illinois - 14.5%
         4,400,000    Chicago, Illinois, Tax Increment, Series B, Variable Rate, 2.45%, 12/1/14                            4,400,000
         8,025,000    Illinois Development Finance Authority Revenue, (Illinois Central College), Series A,
                      Variable Rate, 2.57%, 6/1/33                                                                         8,025,000
         5,985,000    Illinois Health Facilities Authority Revenue, (Blessing Hospital), Series B, Variable Rate,
                       2.40%, 11/15/29                                                                                     5,985,000
                                                                                                                          18,410,000
Indiana - 2.9%
         2,560,000    Indiana Health Facilities Financing Authority Hospital Revenue, (Clarian Health),
                      Variable, 2.35%, 3/1/33                                                                              2,560,000
         1,100,000    Logansport, Indiana, Economic Development Revenue, (Modine Manufacturing Co.),
                      Variable Rate, 2.57%, 1/1/08                                                                         1,100,000
                                                                                                                           3,660,000
Iowa - 6.5%
         5,250,000    Buffalo, Iowa, Pollution Control Revenue, (LaFarge Corp.), Series B, Variable Rate,
                      2.59%, 10/1/10                                                                                       5,250,000
         1,650,000    Cerro Gordo County, Iowa, Private School Facility Revenue,
                        (Newman Catholic School System), Variable Rate, 2.40%, 5/1/32                                      1,650,000
         1,275,000    Iowa Finance Authority Small Business Development Revenue, (Terrace Center
                      Association), Variable Rate, 2.49%, 3/1/22                                                           1,275,000
                                                                                                                           8,175,000
Kansas - 1.3%
         1,200,000    Salina, Kansas, Revenue, (Salina Central Mall - Dillards), Variable Rate, 2.54%,
                      12/1/14                                                                                              1,200,000
           500,000    Shawnee, Kansas, Industrial Revenue, (Shawnee Village Association), 2.43%, 12/1/09                     500,000
                                                                                                                           1,700,000
Kentucky - 3.1%
         3,900,000    Breckenridge County Kentucky Leasing Trust, (Kentucky Association of Counties Leasing
                       Trust), Variable Rate, 2.34%, 2/1/31                                                                3,900,000
Minnesota - 7.3%
         2,500,000    Bemidji Minnesota Independent School District No. 031, (Aid Anticipation Certificates of
                       Indebtedness), 3.00%, 9/30/05                                                                       2,505,252
           500,000    Brooklyn Center Revenue, (Brookdale Corp.), Variable Rate, 2.35%, 12/1/14                              500,000
           610,000    Mankato, Minnesota, Demand Revenue Bonds, (Bethany Lutheran College, Inc. Project),
                      Series B, Variable Rate, 2.35%, 11/1/15                                                                610,000
           900,000    Mankato, Minnesota, Multifamily Housing Revenue, (Highland Hills of Mankato),
                      Variable Rate, 2.35%, due 5/1/27                                                                       900,000
         1,250,000    St. Paul, Minnesota, Housing and Redevelopment Authority Revenue, (Goodwill/Easter
                      Seals), Variable Rate, 2.49%, 8/1/25                                                                 1,250,000
         2,000,000    Stillwater, Minnesota, Independent School District No. 834, Series A, 3.00%, 8/14/05                 2,000,950
         1,500,000    Stillwater, Minnesota, Private School Facilities Revenue,
         (Catholic Finance Corporation Project), Variable Rate, 2.49%, 12/1/22                                             1,500,000
                                                                                                                           9,266,202
Missouri - 1.9%
           200,000    Chesterfield, Missouri, Industrial Development Authority Educational Facilities Revenue,
                      (Gateway Academy Project), Variable Rate, 2.35%, 1/1/28                                                200,000
           200,000    Missouri Health and Educational Facilities Authority Revenue, (Missouri Valley College),
                       Variable Rate, 2.35%, 10/1/31                                                                         200,000
         2,000,000    Missouri Health and Educational Facilities Authority Revenue, (Rockhurst High School),
                      Series B, Variable Rate, 2.39%, 6/1/23                                                               2,000,000
                                                                                                                           2,400,000
Nebraska - 1.5%
         1,900,000    Norfolk, Nebraska, Industrial Development Revenue, (Supervalu, Inc.), Variable Rate,
                      2.46%, 11/1/14                                                                                       1,900,000
Nevada - 1.6%
         2,000,000    Clark County, Nevada, Economic Development Revenue, (Lutheran Secondary School
                      Association), Variable Rate, 2.55%, 2/1/30                                                           2,000,000
New Jersey - 1.6%
         2,000,000    New Jersey Economic Development Authority, First Mortgage Revenue, (Lions Gate
                      Project), Series C, Variable Rate, 2.35%, 1/1/20                                                     2,000,000
New Mexico - 0.5%
           645,000    Sante Fe, New Mexico (Tierra Contenta Corporation Project), Series 1998, Variable Rate,
                      2.44%, 11/1/08                                                                                         645,000
New York - 1.3%
         1,705,000    New York City, New York, Subseries C-3, Variable Rate, 2.33%, 8/15/29                                1,705,000
Ohio - 5.0%
         4,800,000    Cuyahoga County, Ohio, Hospital Facilities Revenue, (Sisters of Charity Health System),
                       Variable Rate, 2.36%, 11/1/30                                                                       4,800,000
         1,500,000    Warren County, Ohio, Industrial Development Revenue, (Pioneer Industrial Components),
                       Variable Rate, 2.60%, 12/1/05                                                                       1,500,000
                                                                                                                           6,300,000
Oklahoma - 0.6%
           800,000    Oklahoma City, Oklahoma, Industrial and Cultural Facilities Trust Revenue, (Oklahoma
                      Christian College), Variable Rate, 2.68%, 7/1/15                                                       800,000
Pennsylvania - 6.4%
         2,070,000    Allegheny County, Pennsylvania, Industrial Development Authority Revenue, (Carnegie
                      Museums Pittsburgh), Variable Rate, 2.40%, 4/1/35                                                    2,070,000
         1,000,000    Pennsylvania State Higher Education, (Independent Colleges and Universities), Series
                      G-3, 1.95%, 11/1/20                                                                                  1,000,000
         3,145,000    Somerset County Hospital Authority Revenue, (Somerset County Hospital Project),
                      Series A, 2.50%, 3/1/99                                                                              3,144,091
         1,900,000    Washington County, Pennsylvania, Hospital Authority Revenue, Variable Rate, 2.80%,
                      7/1/31                                                                                               1,900,000
                                                                                                                           8,114,091
South Carolina - 0.7%
           600,000    Piedmont, South Carolina, Municipal Power Agency Electric Revenue, Subseries B-1,
                      Variable Rate, 2.34%, 1/1/34                                                                           600,000
           305,000    Piedmont, South Carolina, Municipal Power Agency Electric Revenue, Subseries B-6,
                       Variable Rate, 2.34%, 1/1/31                                                                          305,000
                                                                                                                             905,000
Tennessee - 1.6%
         2,100,000    Morristown, Tennessee, Health Educational and Housing Facilities Board, (All Saints
                      Episcopal School), Variable Rate, 2.40%, 8/1/16                                                      2,100,000
Texas - 4.1%
         4,675,000    Alamo Heights, Texas, Higher Education Facilities Corp. Revenue, (University of the
                      Incarnate Word), Variable Rate, 2.44%, 4/1/19                                                        4,675,000
           570,000    Brownsville, Texas, Utility System, Sub Lien Series A, Variable Rate, 2.33%, due
                      9/1/27                                                                                                 570,000
                                                                                                                           5,245,000
Washington - 1.6%
         2,000,000    Seattle, Washington, Series D, 1.65%, 1/15/26                                                        2,000,000
Wisconsin - 1.2%
         1,000,000    Wisconsin Health and Educational Facilities Authority Revenue, (Mequon Jewish
                      Project), Variable Rate, 2.38%, 7/1/28                                                               1,000,000
           500,000    Wisconsin State Health and Educational Facilities Authority Revenue, (Wisconsin
                      Lutheran College), Variable Rate, 2.35%, 9/1/31                                                        500,000
                                                                                                                           1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $126,713,293) - 100%                                                                  $    126,713,293
====================================================================================================================================

(beta)      Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2005.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Triton Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.4%
Advertising Sales - 1.7%
            29,365    Focus Media Holding, Ltd. (ADR)*                                                              $        566,157
Advertising Services - 1.2%
             5,865    R.H. Donnelley Corp.*                                                                                  384,158
Beverages - Wine and Spirits - 0.7%
            30,441    Davide Campari - Milano S.P.A.                                                                         236,548
Broadcast Services and Programming - 0.3%
             6,025    CKX, Inc.*                                                                                              83,717
Building - Mobile Home and Manufactured Homes - 1.7%
            15,625    Thor Industries, Inc.                                                                                  559,375
Commercial Services - 3.9%
            26,445    CoStar Group, Inc.*                                                                                  1,256,138
Consumer Products - Miscellaneous - 1.4%
            15,090    Spectrum Brands, Inc.*                                                                                 467,790
Cosmetics and Toiletries - 1.7%
            12,415    Alberto-Culver Co.                                                                                     560,165
Data Processing and Management - 1.8%
            13,365    NAVTEQ Corp.*                                                                                          587,659
Diagnostic Equipment - 1.7%
            22,285    Cytyc Corp.*                                                                                           556,234
Diagnostic Kits - 3.4%
            14,595    Dade Behring Holdings, Inc.                                                                          1,106,301
E-Commerce/Products - 3.8%
            13,560    Blue Nile, Inc.*                                                                                       451,006
            86,100    Submarino S.A.*                                                                                        796,217
                                                                                                                           1,247,223
Electronic Components - Semiconductors - 3.0%
           366,467    ARM Holdings PLC                                                                                       764,354
            31,460    MIPS Technologies, Inc.*                                                                               223,051
                                                                                                                             987,405
Entertainment Software - 3.2%
            33,950    Activision, Inc.*                                                                                      690,543
             6,559    UbiSoft Entertainment S.A.*                                                                            363,906
                                                                                                                           1,054,449
Finance - Commercial - 1.9%
            31,390    CapitalSource, Inc.*                                                                                   614,616
Finance - Other Services - 2.9%
            10,135    International Securities Exchange, Inc.*                                                               242,429
            65,000    MarketAxess Holdings, Inc.*                                                                            711,750
                                                                                                                             954,179
Home Furnishings - 2.6%
            49,160    Tempur-Pedic International, Inc.*                                                                      846,044
Industrial Audio and Video Products - 1.6%
            27,515    Dolby Laboratories, Inc. -  Class A*                                                                   523,610
Investment Management and Advisory Services - 3.0%
            21,280    National Financial Partners Corp.                                                                      962,920
Life and Health Insurance - 2.6%
            34,875    Universal American Financial Corp.*                                                                    858,623
Machinery - Construction and Mining - 1.5%
            10,055    Terex Corp.*                                                                                           486,863
Medical - Biomedical and Genetic - 1.9%
            12,985    Celgene Corp.*                                                                                         621,332
Medical - Drugs - 2.2%
            91,980    Ligand Pharmaceuticals, Inc. - Class B*                                                                717,444
Medical - Generic Drugs - 1.6%
            22,500    Taro Pharmaceutical Industries, Ltd.*                                                                  528,525
Medical - HMO - 1.9%
             8,010    PacifiCare Health Systems, Inc.*                                                                       610,362
Medical Instruments - 4.4%
            12,445    Intuitive Surgical, Inc.*                                                                              863,682
            17,225    Kensey Nash Corp.*                                                                                     554,990
                                                                                                                           1,418,672
Metal Processors and Fabricators - 1.0%
            34,375    Earle M. Jorgensen Co.*                                                                                316,250
Oil Companies - Exploration and Production - 1.9%
            26,884    Western Oil Sands, Inc. - Class A*                                                                     626,180
REIT - Mortgages - 3.5%
            18,705    Newcastle Investment Corp.                                                                             577,985
            10,310    Redwood Trust, Inc.                                                                                    559,833
                                                                                                                           1,137,818
Retail - Apparel and Shoe - 2.4%
            28,990    DSW, Inc. - Class A*                                                                                   768,235
Retail - Auto Parts - 1.2%
            28,105    Pep Boys - Manny, Moe & Jack                                                                           381,947
Retail - Computer Equipment - 1.8%
             9,250    Electronics Boutique Holdings Corp.*                                                                   598,105
Retail - Discount - 2.2%
            37,690    Fred's, Inc.                                                                                           727,417
Telecommunication Equipment - 1.3%
            15,950    Adtran, Inc.                                                                                           426,822
Telecommunication Services - 0.6%
             7,350    NeuStar, Inc. - Class A*                                                                               205,800
Therapeutics - 3.6%
            15,410    Neurocrine Biosciences, Inc.*                                                                          764,028
             7,635    United Therapeutics Corp.*                                                                             407,327
                                                                                                                           1,171,355
Transportation - Marine - 1.8%
            11,205    Alexander & Baldwin, Inc.                                                                              599,243
Transportation - Railroad - 4.2%
            40,620    All America Latina Logistica                                                                         1,365,951
Transportation - Truck - 2.4%
            23,805    Landstar System, Inc.*                                                                                 793,183
Wireless Equipment - 1.9%
            26,290    American Tower Corp. - Class A                                                                         604,144
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $26,218,323)                                                                                     28,518,959
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 12.6%
$ 4,100,000       Banc of America Securities LLC, 3.3325%
                  dated 7/29/05, maturing 8/1/05
                  to be repurchased at $4,101,139
                  collateralized by $4,272,176
                  in U.S. Government Agencies
                  4.00% - 6.50%, 2/25/17 - 7/15/35
                  with a value of $4,182,000
                  (cost $4,100,000)                                                                                        4,100,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $30,318,323) - 100%                                                                         32,618,959
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of investment Securities
--------------------------------------------------------------------------------
Brazil                               $    2,162,168                6.6%
Canada                                      626,180                1.9%
Cayman Islands                              566,157                1.7%
France                                      363,906                1.1%
Israel                                      528,525                1.6%
Italy                                       236,548                0.7%
United Kingdom                              764,354                2.3%
United States++                          27,371,121               84.1%
      Total                          $   32,618,959              100.0%
                                     ==============              =====

++    Includes Short-Term Securities (71.5% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR         American Depositary Receipt

PLC         Public Limited Company

REIT        Real Estate Investment Trust

*     Non-income-producing security.

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.0%
Athletic Footwear - 4.7%
         5,423,530    NIKE, Inc. - Class B#                                                                         $   454,491,814
Casino Hotels - 3.1%
         3,112,155    Harrah's Entertainment, Inc.                                                                       245,051,085
         1,000,000    Wynn Resorts, Ltd.*,#                                                                               56,300,000
                                                                                                                         301,351,085
Coal - 0.7%
         1,100,000    Peabody Energy Corp.                                                                                72,314,000
Computers - 2.3%
         1,537,255    Dell, Inc.*                                                                                         62,212,710
         2,262,400    Research In Motion, Ltd. (U.S. Shares)*,#                                                          159,861,184
                                                                                                                         222,073,894
Cosmetics and Toiletries - 3.2%
         5,593,740    Procter & Gamble Co.#                                                                              311,179,756
E-Commerce/Services - 4.3%
         9,891,488    eBay, Inc.*                                                                                        413,266,369
Electronic Components - Semiconductors - 1.2%
         3,666,965    Texas Instruments, Inc.                                                                            116,462,808
Entertainment Software - 4.8%
         8,179,365    Electronic Arts, Inc.*                                                                             471,131,424
Finance - Consumer Loans - 0.9%
         1,773,510    SLM Corp.#                                                                                          91,318,030
Finance - Investment Bankers/Brokers - 1.7%
         1,554,415    Goldman Sachs Group, Inc.                                                                          167,068,524
Medical - Biomedical and Genetic - 10.8%
         4,386,695    Celgene Corp.*                                                                                     209,903,356
         9,357,290    Genentech, Inc.*,#                                                                                 835,886,716
                                                                                                                       1,045,790,072
Medical - Drugs - 3.6%
         2,606,947    Roche Holding A.G.                                                                                 354,114,360
Medical - HMO - 10.9%
           794,595    Aetna, Inc.#                                                                                        61,501,653
        19,070,115    UnitedHealth Group, Inc.                                                                           997,367,014
                                                                                                                       1,058,868,667
Oil Companies - Exploration and Production - 6.4%
         5,121,375    Apache Corp.#                                                                                      350,302,050
         2,319,635    EnCana Corp. (U.S. Shares)                                                                          95,916,907
         2,891,430    EOG Resources, Inc.#                                                                               176,666,373
                                                                                                                         622,885,330
Oil Companies - Integrated - 18.0%
         1,128,530    Amerada Hess Corp.#                                                                                133,008,546
         4,694,865    BP PLC (ADR)                                                                                       309,297,706
         4,455,225    Chevron Corp.                                                                                      258,447,602
         9,158,680    ConocoPhillips                                                                                     573,241,781
         2,459,435    Exxon Mobil Corp.                                                                                  144,491,806
         4,079,565    Occidental Petroleum Corp.#                                                                        335,666,608
                                                                                                                       1,754,154,049
Oil Refining and Marketing - 1.1%
         1,252,755    Valero Energy Corp.#                                                                               103,703,059
Optical Supplies - 2.6%
         2,174,335    Alcon, Inc. (U.S. Shares)#                                                                         249,070,074
Retail - Apparel and Shoe - 0.3%
           448,410    Abercrombie & Fitch Co. - Class A                                                                   32,307,941
Retail - Consumer Electronics - 0.6%
           750,000    Best Buy Company, Inc.#                                                                             57,450,000
Retail - Regional Department Stores - 1.3%
         2,164,295    Kohl's Corp.*,#                                                                                    121,958,023
Retail - Restaurants - 0.4%
           806,280    Starbucks Corp.*,#                                                                                  42,370,014
Super-Regional Banks - 7.7%
         8,639,770    Bank of America Corp.                                                                              376,693,972
         6,005,370    Wells Fargo & Co.                                                                                  368,369,396
                                                                                                                         745,063,368
Web Portals/Internet Service Providers - 3.3%
           500,600    Google, Inc. - Class A*                                                                            144,052,656
         5,230,650    Yahoo!, Inc.*                                                                                      174,389,871
                                                                                                                         318,442,527
Wireless Equipment - 1.1%
         2,612,540    QUALCOMM, Inc.                                                                                     103,169,205
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,121,479,563)                                                                               9,230,004,393
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.9%
        90,000,000    Janus Government Money Market Fund, 1.24%                                                           90,000,000
        95,000,000    Janus Institutional Cash Reserves Fund, 3.26%                                                       95,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $185,000,000)                                                                                  185,000,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.8%
       274,907,974    State Street Navigator Securities Lending
                       Prime Portfolio + (cost $274,907,974)                                                             274,907,974
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.3%
       $27,900,000    Nomura Securities International, Inc., 3.33%
                       dated 7/29/05, maturing 8/1/05
                       to be repurchased at $27,907,742
                       collateralized by $137,760,692
                       in U.S. Government Agencies
                       0% - 12.60%, 10/15/15 - 7/15/35; with a
                       value of $28,458,000 (cost $27,900,000)                                                            27,900,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,609,287,537) - 100%                                                                $  9,717,812,367
====================================================================================================================================

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                  Value        % of Investment Securities
--------------------------------------------------------------------------------
Canada                               $  255,778,091                2.7%
Switzerland                             603,184,434                6.2
United Kingdom                          309,297,706                3.2
United States++                       8,549,552,136               87.9
      Total                          $9,717,812,367              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (82.9% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31,2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Twenty Fund                                                 $  274,907,974
--------------------------------------------------------------------------------

Janus Venture Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 82.3%
Advertising Services - 0.5%
           672,095    Greenfield Online, Inc.*,#                                                                    $      9,140,492
Airlines - 0.5%
           176,970    ACE Aviation Holdings, Inc. - Class A*                                                               5,519,104
           341,535    WestJet Airlines, Ltd.*                                                                              3,656,512
                                                                                                                           9,175,616
Apparel Manufacturers - 2.1%
           448,270    Carter's, Inc.*,#                                                                                   27,277,229
            84,470    Maidenform Brands, Inc.*,#                                                                           1,541,578
           205,514    Volcom, Inc.*                                                                                        6,919,656
                                                                                                                          35,738,463
Applications Software - 1.2%
           687,310    American Reprographics Co.*                                                                         12,234,118
           610,060    Quest Software, Inc.*,#                                                                              8,693,355
                                                                                                                          20,927,473
Athletic Equipment - 0.1%
           402,120    Orange 21, Inc.*, (pound)                                                                            2,565,526
Athletic Footwear - 0.2%
           120,415    k-Swiss, Inc.                                                                                        4,066,415
Building - Residential and Commercial - 0.4%
           190,580    WCI Communities, Inc.*,#                                                                             6,472,097
Building and Construction Products - Miscellaneous - 0.1%
            28,375    Drew Industries, Inc.*,#                                                                             1,264,106
Casino Services - 1.0%
           489,740    Mikohn Gaming Corp.*,#                                                                               6,856,360
           391,525    Shuffle Master, Inc.*,#                                                                             10,504,616
                                                                                                                          17,360,976
Cellular Telecommunications - 0.6%
         1,199,485    UbiquiTel, Inc.*,#                                                                                  10,963,293
Coal - 0.6%
           376,670    Alpha Natural Resources, Inc.*                                                                      10,546,760
Commercial Banks - 1.1%
            91,245    Community Bancorp*,#                                                                                 3,011,997
           301,085    Nara Bancorp, Inc. #                                                                                 4,678,861
           198,755    Placer Sierra Bancshares#                                                                            5,920,912
            65,240    Preferred Bank, Los Angeles#                                                                         2,738,775
           213,715    Transcommunity Financial Corp.*, (pound)                                                             1,923,435
                                                                                                                          18,273,980
Commercial Services - 1.8%
           610,295    CoStar Group, Inc.*,**,#                                                                            28,989,013
            92,860    Team, Inc.*                                                                                          1,976,989
                                                                                                                          30,966,002
Commercial Services - Finance - 4.3%
         1,734,916    Euronet Worldwide, Inc.*,#, (pound)                                                                 51,032,553
           332,980    iPayment Holdings, Inc.                                                                             12,889,656
           392,805    TNS, Inc.*                                                                                           9,034,515
            91,715    Wright Express Corp.*                                                                                1,924,181
                                                                                                                          74,880,905
Communications Software - 0.5%
           505,037    InPhonic, Inc.*,#                                                                                    8,080,592
Computer Services - 2.0%
           335,665    Anteon International Corp.                                                                          15,759,472
         3,078,095    LivePerson, Inc.*, (pound)                                                                           9,849,904
           644,992    TechTeam Global, Inc.*, (pound)                                                                      8,642,893
                                                                                                                          34,252,269
Computer Software - 0.7%
           813,544    Blackbaud, Inc. #                                                                                   11,633,679
Computers - Peripheral Equipment - 0.4%
           779,765    TransAct Technologies, Inc.*, (pound)                                                                7,719,674
Computers - Voice Recognition - 3.1%
         1,439,229    TALX Corp. (pound)                                                                                  53,107,549
Consulting Services - 2.4%
           478,300    Advisory Board Co.*                                                                                 24,957,694
            88,755    Huron Consulting Group, Inc.*,#                                                                      2,467,389
           133,045    LECG Corp.*,#                                                                                        2,875,768
           546,125    Navigant Consulting, Inc.*                                                                          10,922,500
                                                                                                                          41,223,351
Consumer Products - Miscellaneous - 1.8%
           808,765    Jarden Corp.*,#                                                                                     31,024,225
Data Processing and Management - 1.1%
         1,988,583    Infocrossing, Inc.*,#,(pound)                                                                       19,309,141
Decision Support Software - 0.7%
           717,386    Wind River Systems, Inc.*,#                                                                         12,260,127
Direct Marketing - 1.4%
           551,240    FTD Group, Inc.*,#                                                                                   6,311,698
         1,704,932    ValueVision Media, Inc. (oo),ss.                                                                    18,504,868
                                                                                                                          24,816,566
Distribution/Wholesale - 0.9%
           577,695    Beacon Roofing Supply, Inc.*                                                                        15,002,739
Drug Delivery Systems - 0.9%
           134,605    Conor Medsystems, Inc.*,#                                                                            2,183,293
           867,370    I-Flow Corp.*,#                                                                                     12,923,813
                                                                                                                          15,107,106
E-Commerce/Products - 0.9%
         1,089,105    1-800-FLOWERS.COM, Inc. - Class A*,#,(pound)                                                         8,124,724
           849,430    Submarino S.A.*                                                                                      7,855,174
                                                                                                                          15,979,898
E-Commerce/Services - 0.5%
         4,957,152    Workstream, Inc. (U.S. Shares)*, (pound)                                                             8,675,016
E-Services/Consulting - 0.8%
           745,460    GSI Commerce, Inc.*,#                                                                               13,947,557
Educational Software - 0.2%
           158,565    Blackboard, Inc.*,#                                                                                  3,906,249
Electronic Components - Semiconductors - 0.3%
           784,015    MIPS Technologies, Inc.*                                                                             5,558,666
Electronic Measuring Instruments - 0.2%
            92,800    FLIR Systems, Inc.*                                                                                  3,052,192
Enterprise Software/Services - 2.8%
           183,440    Emageon, Inc.*,#                                                                                     2,549,816
         1,365,599    Omnicell, Inc.*,#, (pound)                                                                          11,512,000
         1,900,000    Ultimate Software Group, Inc.*, (pound)                                                             34,769,999
                                                                                                                          48,831,815
Finance - Commercial - 0.6%
           501,675    CapitalSource, Inc.*,#                                                                               9,822,797
Finance - Other Services - 0.9%
           624,060    International Securities Exchange, Inc.*,#                                                          14,927,515
Food - Canned - 0.8%
           468,575    TreeHouse Foods, Inc.*                                                                              14,329,024
Gambling-Non Hotel - 0.8%
           784,785    Great Canadian Gaming Corp.*                                                                        13,103,267
Gold Mining - 0.2%
           290,876    Centerra Gold, Inc.*                                                                                 4,255,214
Hotels and Motels - 1.7%
           174,740    Four Seasons Hotels, Inc.                                                                           11,620,210
           569,445    Orient-Express Hotel, Ltd. - Class A#                                                               18,239,323
                                                                                                                          29,859,533
Human Resources - 0.3%
           324,950    Barrett Business Services, Inc.                                                                      5,722,402
Identification Systems and Devices - 0.6%
           359,430    Cogent, Inc.*,#                                                                                     10,808,060
Industrial Audio and Video Products - 1.5%
           532,800    Dolby Laboratories, Inc. -  Class A*                                                                10,139,184
           794,468    Sonic Solutions*,#                                                                                  15,253,786
                                                                                                                          25,392,970
Internet Applications Software - 0.3%
           376,490    eResearch Technology, Inc.*,#                                                                        5,666,175
Internet Content - Info/News - 0.5%
         2,308,435    Harris Interactive, Inc.*                                                                            9,302,993
Internet Infrastructure Software - 0.4%
           159,280    F5 Networks, Inc.*                                                                                   6,718,430
Investment Management and Advisory Services - 0.7%
           444,630    Calamos Asset Management, Inc. - Class A                                                            12,823,129
Leisure and Recreation Products - 0.7%
           949,435    K2, Inc.*,#                                                                                         12,627,486
Life and Health Insurance - 0.3%
           397,880    American Equity Investment Life Holding Co. #                                                        4,448,298
Machinery - Construction and Mining - 0.5%
           188,410    Bucyrus International, Inc. - Class A#                                                               8,030,034
Marine Services - 0.5%
         1,748,955    Odyssey Marine Exploration, Inc.*,#                                                                  9,514,315
Medical - Biomedical and Genetic - 0.2%
           290,470    Illumina, Inc.*,#                                                                                    3,253,264
Medical - Drugs - 1.3%
           157,985    Adams Respiratory Therapeutics, Inc.*,#                                                              4,660,558
         1,279,120    Ligand Pharmaceuticals, Inc. - Class B*,#                                                            9,977,135
           642,935    Prestige Brands Holdings, Inc.*,#                                                                    7,233,019
                                                                                                                          21,870,712
Medical - HMO - 1.6%
           973,779    Centene Corp.*,#                                                                                    28,531,725
Medical - Hospitals - 1.2%
           598,657    United Surgical Partners International, Inc.*,#                                                     21,557,639
Medical - Outpatient and Home Medical Care - 1.1%
           363,190    Hythiam, Inc.*,#                                                                                     2,135,557
           602,940    LHC Group LLC*                                                                                      10,599,686
           238,394    Radiation Therapy Services, Inc.*                                                                    6,224,467
                                                                                                                          18,959,710
Medical Instruments - 1.4%
           272,600    CryoCor, Inc.*                                                                                       2,393,428
           464,590    ev3, Inc.*                                                                                           9,013,046
           182,085    Foxhollow Technologies, Inc.*,#                                                                      9,339,140
           111,945    Symmetry Medical, Inc.*,#                                                                            2,790,789
                                                                                                                          23,536,403
Medical Labs and Testing Services - 1.0%
           443,501    LabOne, Inc.*,#                                                                                     16,688,943
Medical Products - 2.5%
           939,425    PSS World Medical, Inc.*                                                                            13,734,393
           834,270    SeraCare Life Sciences, Inc.*, (pound)                                                              13,515,174
           764,729    ThermoGenesis Corp.*,#                                                                               4,389,544
           434,785    Wright Medical Group, Inc.*,#                                                                       11,243,540
                                                                                                                          42,882,651
Metal - Diversified - 0.2%
           711,503    Aur Resources, Inc.                                                                                  4,279,717
Metal Processors and Fabricators - 0.1%
           185,935    Hawk Corp. - Class A*                                                                                2,268,407
Motion Pictures and Services - 1.6%
         2,710,040    Lions Gate Entertainment Corp. (U.S. Shares)*,#                                                     27,777,910
Networking Products - 0.5%
           467,481    Ixia*,#                                                                                              9,228,075
Non-Hazardous Waste Disposal - 0.4%
         1,857,255    Waste Services, Inc.*,#                                                                              7,243,295
Office Furnishings - Original - 0.6%
           545,040    Knoll, Inc. #                                                                                        9,990,583
Oil - Field Services - 0.5%
           644,820    Key Energy Services, Inc.*,#                                                                         8,447,142
Oil Companies - Exploration and Production - 2.4%
           179,270    Bill Barrett Corp.*,#                                                                                5,734,847
            28,050    Quicksilver Resources, Inc.*,#                                                                       1,188,198
         1,443,891    Western Oil Sands, Inc. - Class A*                                                                  33,631,002
                                                                                                                          40,554,047
Oil Refining and Marketing - 0.2%
           208,895    Alon USA Energy, Inc.                                                                                3,707,886
Pharmacy Services - 0.8%
           446,875    HealthExtras, Inc.*,#                                                                                8,888,344
         1,591,512    Ronco Fi-Tek, Inc. (oo),ss.                                                                          6,000,000
                                                                                                                          14,888,344
Real Estate Management/Services - 2.0%
           748,375    CB Richard Ellis Group, Inc.*                                                                       34,455,185
REIT - Mortgages - 0.3%
           840,070    ECC Capital Corp.                                                                                    5,359,647
Research and Development - 0.8%
           461,905    PRA International*,#                                                                                13,954,150
Retail - Apparel and Shoe - 0.7%
           432,596    DSW, Inc. - Class A*,#                                                                              11,463,794
Retail - Computer Equipment - 0.5%
           394,085    Insight Enterprises, Inc.*                                                                           8,039,334
Retail - Discount - 0.9%
           816,135    Fred's, Inc.                                                                                        15,751,406
Retail - Petroleum Products - 0.6%
           425,210    World Fuel Services Corp. #                                                                         10,438,906
Retail - Toy Store - 0.6%
           444,625    Build-A-Bear-Workshop, Inc.*,#                                                                      10,671,000
Savings/Loan/Thrifts - 0.5%
           270,670    BankAtlantic Bancorp, Inc. - Class A                                                                 4,855,820
           126,562    Fidelity Bankshares, Inc. #                                                                          3,966,453
                                                                                                                           8,822,273
Schools - 0.5%
           532,440    Educate, Inc.*,#                                                                                     8,228,860
Semiconductor Components/Integrated Circuits - 0.3%
           249,227    Hittite Microwave Corp.*,#                                                                           4,830,019
Semiconductor Equipment - 1.0%
           163,914    Cabot Microelectronics Corp.*,#                                                                      4,928,894
           101,615    FormFactor, Inc.*,#                                                                                  2,656,216
           619,005    Rudolph Technologies, Inc.*,#                                                                        9,433,636
                                                                                                                          17,018,746
Telecommunication Equipment - 0.4%
         2,128,965    Axesstel, Inc.*, (pound)                                                                             7,132,033
Telecommunication Services - 0.6%
           378,465    NeuStar, Inc. - Class A*                                                                            10,597,020
Therapeutics - 2.6%
           718,850    MGI Pharma, Inc.*,#                                                                                 19,624,604
           246,796    Neurocrine Biosciences, Inc.*                                                                       12,236,145
           156,365    United Therapeutics Corp.*                                                                           8,342,073
           451,605    ViaCell, Inc.*,#                                                                                     3,856,707
                                                                                                                          44,059,529
Toys - 1.2%
         1,078,010    Marvel Enterprises, Inc.*                                                                           20,902,614
Transactional Software - 1.1%
           804,730    Open Solutions, Inc.*,#                                                                             19,281,331
Transportation - Railroad - 0.8%
           397,700    All America Latina Logistica                                                                        13,373,686
Transportation - Services - 1.0%
           683,125    Pacer International, Inc.*,#                                                                        17,310,388
Transportation - Truck - 0.2%
            92,780    Forward Air Corp. #                                                                                  3,233,383
Web Hosting/Design - 0.7%
           176,535    Equinix, Inc.*,#                                                                                     7,832,858
           621,224    Terremark Worldwide, Inc.*,#                                                                         4,603,270
                                                                                                                          12,436,128
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,019,578,929)                                                                               1,426,208,042
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Computers - Peripheral Equipment - 0.0%
           665,000    Candescent Technologies Corp. - Series E (beta),**, (oo)                                                     0
E-Commerce/Services - 0.4%
                13    OneTravel Holdings, Inc., convertible (oo), ss.                                                      6,328,636
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $9,957,500)                                                                                    6,328,636
------------------------------------------------------------------------------------------------------------------------------------
Warrants/Rights - 0.1%
Data Processing and Management - 0.1%
           521,660    Infocrossing, Inc. - expires 5/10/07(beta), (oo)                                                     965,071
E-Commerce/Services - 0.0%
           458,182    OneTravel Holdings, Inc. (oo), ss.                                                                     389,455
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants/Rights (cost $0)                                                                                            1,354,526
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 16.9%
       292,309,296    State State Street Navigator Securities Lending
                        Prime Portfolio +                                                                                292,309,296
            27,320    U.S. Treasury Notes/Bonds+                                                                              27,320
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $292,336,616)                                                                               292,336,616
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.3%
        $5,600,000    Banc of America Securities LLC, 3.3325%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $5,601,555
                         collateralized by $5,835,167
                         in U.S. Government Agencies
                         4.00% - 6.50%, 2/25/17 - 7/15/35
                         with a value of $5,712,000
                         (cost $5,600,000)                                                                                 5,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,327,473,045) - 100%                                                                $  1,731,827,819
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                              $   18,239,323                1.1%
Brazil                                   21,228,860                1.2%
Canada                                  112,517,952                6.5%
United States++                       1,579,841,684               91.2%
      Total                          $1,731,827,819              100.0%

++ Includes Short-Term Securities and Other Securities (74.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

(beta)      Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

**          Defaulted security.

      (oo) Schedule of Fair Valued Securities (as of July 31, 2005)

--------------------------------------------------------------------------------
                                                                Value as a
                                                              % of Investment
Janus Venture Fund                                 Value        Securities
--------------------------------------------------------------------------------
Candescent Technologies Corp. - Series E        $        --        0.0%
--------------------------------------------------------------------------------
Infocrossing, Inc. - expires 5/10/07                965,071        0.1%
--------------------------------------------------------------------------------
OneTravel Holdings, Inc.                            389,455        0.0%
--------------------------------------------------------------------------------
OneTravel Holdings, Inc., convertible             6,328,636        0.4%
--------------------------------------------------------------------------------
Ronco Fi-Tek, Inc.                                6,000,000        0.3%
--------------------------------------------------------------------------------
ValueVision Media, Inc.                          18,504,868        1.1%
--------------------------------------------------------------------------------
                                                $32,188,030        1.9%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.



      ss. Schedule of Restricted and Illiquid Securities

                                                    Acquisition            Acquisition                            Value as a %
                                                       Date                   Cost              Value       of Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
OneTravel Holdings, Inc.(oo)                          4/14/05             $        --       $   389,455               0.0%
OneTravel Holdings, Inc., convertible (oo)            4/14/05               6,300,000         6,328,636               0.4%
Ronco Fi-Tek, Inc.(oo)                                6/24/05               6,000,000         6,000,000               0.3%
ValueVision Media, Inc.(oo)                           7/8/05               18,754,252        18,504,868               1.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                          $31,054,252       $31,222,959               1.8%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2005. The issuer incurs all registration costs.

(pound) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2005.

                                             Purchases                      Sales                Realized     Dividend      Value
                                        Shares      Cost             Shares        Cost         Gain/(Loss)    Income    at 7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
1-800-FLOWERS.COM, Inc. - Class A           --   $         --              --   $        --   $         --    $    --   $  8,124,724
Authentidate Holding Corp.                  --             --       1,310,000    18,012,500    (14,352,405)        --             --
Axesstel, Inc.                              --             --              --            --             --         --      7,132,033
Euronet Worldwide, Inc.                     --             --         225,697     3,746,542      2,972,284         --     51,032,553
Infocrossing, Inc.                          --             --           1,875        32,675         (2,855)        --     19,309,141
LivePerson, Inc.                            --             --              --            --             --         --      9,849,904
Omnicell, Inc.                              --             --              --            --             --         --     11,512,000
Orange 21, Inc.                             --             --              --            --             --         --      2,565,526
Restoration Hardware, Inc.                  --             --       1,609,737     9,774,771      2,282,075         --             --
Seracare Life Sciences, Inc.            834,270     10,219,807              --            --             --         --    13,515,174
TALX Corp.(1)                               --             --          71,005     1,377,067      1,251,105     60,409     53,107,549
Techteam Global, Inc.                  644,992      8,326,760              --            --             --         --      8,642,893
Tier Technologies, Inc. - Class B           --             --         898,920     8,450,506       (825,817)        --             --
TransAct Technologies, Inc.             91,875        866,935              --            --             --         --      7,719,674
Transcommunity Financial Corp.         213,715      1,709,720              --            --             --         --      1,923,435
Ultimate Software Group, Inc.               --             --              --            --             --         --     34,769,999
Workstream, Inc. (U.S. Shares)         196,125        310,858              --            --             --         --      8,675,016
------------------------------------------------------------------------------------------------------------------------------------
                                                 $ 21,434,080                   $41,394,061   $ (8,675,613)   $60,409   $237,879,621

(1)   Adjusted for 3 for 2 stock split 2/18/05

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Venture Fund                                                 $316,799,116
--------------------------------------------------------------------------------

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.3%
Advertising Agencies - 1.1%
         5,231,235    Interpublic Group of Companies, Inc.*,#                                                       $     65,390,438
Advertising Services - 1.8%
        10,567,225    WPP Group PLC                                                                                      111,759,030
Apparel Manufacturers - 1.0%
         5,735,501    Burberry Group PLC                                                                                  42,541,565
            89,562    Hermes International#                                                                               18,546,163
                                                                                                                          61,087,728
Audio and Video Products - 0.9%
         1,608,600    Sony Corp.                                                                                          52,510,622
Automotive - Cars and Light Trucks - 1.0%
         6,035,514    Nissan Motor Company, Ltd.                                                                          62,639,033
Automotive - Truck Parts and Equipment - Original - 0.4%
           551,500    Autoliv, Inc. (SDR)                                                                                 24,501,372
Beverages - Wine and Spirits - 2.9%
        12,826,278    Diageo PLC                                                                                         176,795,225
Brewery - 0.5%
           873,475    Heineken N.V.#                                                                                      27,768,304
Broadcast Services and Programming - 0.7%
           646,540    Grupo Televisa S.A. (ADR)#                                                                          42,652,244
Cable Television - 1.0%
         2,172,360    EchoStar Communications Corp. - Class A*,#                                                          62,390,179
Cellular Telecommunications - 1.9%
        45,038,541    Vodafone Group PLC                                                                                 115,744,361
Chemicals - Specialty - 1.4%
            95,091    Givaudan S.A.#                                                                                      57,013,641
           270,491    Syngenta A.G.*                                                                                      28,190,546
                                                                                                                          85,204,187
Commercial Banks - 2.3%
         7,595,000    DBS Group Holdings, Ltd.                                                                            73,404,597
           821,802    UBS A.G.#                                                                                           67,438,188
                                                                                                                         140,842,785
Distribution/Wholesale - 1.1%
         8,641,500    Esprit Holdings, Ltd.                                                                               64,173,438
Diversified Minerals - 1.6%
         3,080,105    Companhia Vale do Rio Doce (ADR)#                                                                  100,288,219
Diversified Operations - 7.4%
         1,489,558    Louis Vuitton Moet Hennessy S.A.#                                                                  123,492,472
         9,795,345    Smiths Group PLC                                                                                   164,625,436
         5,376,775    Tyco International, Ltd. (U.S. Shares)                                                             163,830,334
                                                                                                                         451,948,242
Diversified Operations-Commercial Services - 2.0%
        44,667,878    Rentokill Initial PLC                                                                              121,980,557
E-Commerce/Products - 2.1%
         2,774,595    Amazon.com, Inc.*,#                                                                                125,328,456
E-Commerce/Services - 5.6%
        12,857,042    IAC/InterActiveCorp*,#                                                                             343,283,021
Electronic Components - Miscellaneous - 4.0%
         7,391,517    Koninklijke (Royal) Philips Electronics N.V.                                                       200,109,192
         1,680,825    Koninklijke (Royal) Philips Electronics N.V. (U.S. Shares)#                                         45,583,974
                                                                                                                         245,693,166
Finance - Investment Bankers/Brokers - 6.0%
         2,698,350    Citigroup, Inc.#                                                                                   117,378,225
         7,072,398    JPMorgan Chase & Co.                                                                               248,524,066
                                                                                                                         365,902,291
Finance - Mortgage Loan Banker - 1.0%
         2,942,800    Housing Development Finance Corporation, Ltd.                                                       62,298,412
Food - Diversified - 0.5%
           106,726    Nestle S.A.#                                                                                        29,262,928
Health Care Cost Containment - 3.6%
         4,833,330    McKesson Corp.#                                                                                    217,499,850
Insurance Brokers - 4.8%
         8,873,705    Willis Group Holdings, Ltd.(pound)                                                                 294,252,058
Investment Companies - 0.2%
           432,548    RHJ International*                                                                                  10,472,363
Medical - Drugs - 0.7%
           307,620    Roche Holding A.G.                                                                                  41,785,529
Medical - HMO - 2.6%
         3,054,915    UnitedHealth Group, Inc.#                                                                          159,772,055
Medical - Hospitals - 0.8%
         1,991,840    Health Management Associates, Inc. - Class A#                                                       47,405,792
Money Center Banks - 0.8%
         3,843,014    ICICI Bank, Ltd.*                                                                                   47,168,535
Multimedia - 7.0%
         2,770,834    News Corporation, Inc. - Class B#                                                                   48,046,262
         3,631,095    Time Warner, Inc.*,#                                                                                61,801,237
         3,203,216    Vivendi Universal S.A.#                                                                            101,618,587
         8,431,010    Walt Disney Co.#                                                                                   216,171,095
                                                                                                                         427,637,181
Oil Companies - Integrated - 1.6%
           385,523    Total S.A. - Class B#                                                                               96,377,228
Petrochemicals - 1.7%
         6,446,421    Reliance Industries, Ltd.                                                                          104,139,290
Property and Casualty Insurance - 2.7%
            12,552    Millea Holdings, Inc.                                                                              164,054,594
Publishing - Books - 2.5%
        16,295,357    Reed Elsevier PLC                                                                                  150,332,881
Reinsurance - 1.9%
            40,538    Berkshire Hathaway, Inc. - Class B*,#                                                              112,776,716
Soap and Cleaning Preparations - 1.0%
         2,053,987    Reckitt Benckiser PLC                                                                               61,591,671
Television - 5.9%
        37,997,286    British Sky Broadcasting Group PLC                                                                 356,179,527
Toys - 1.4%
         4,730,525    Mattel, Inc.#                                                                                       88,224,291
Transportation - Services - 0.9%
           781,550    United Parcel Service, Inc. - Class B#                                                              57,029,704
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,648,364,499)                                                                               5,376,143,503
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.8%
       659,426,054    State State Street Navigator Securities Lending
                         Prime Portfolio + (cost $659,426,054)                                                           659,426,054
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.9%
       $54,300,000    Nomura Securities International, Inc., 3.33%
                         dated 7/29/05, maturing 8/1/05
                         to be repurchased at $54,315,068
                         collateralized by $268,114,896
                         in U.S. Government Agencies
                         0% - 12.60%, 10/15/15 - 7/15/35; with a
                         value of $55,386,000
                         (cost $54,300,000)                                                                               54,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,362,090,553) - 100%                                                                $  6,089,869,557
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                            July 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities
--------------------------------------------------------------------------------
Belgium                              $   10,472,363                0.2%
Bermuda                                 522,255,830                8.6%
Brazil                                  100,288,219                1.6%
France                                  340,034,450                5.6%
India                                   213,606,237                3.5%
Japan                                   279,204,249                4.6%
Mexico                                   42,652,244                0.7%
Netherlands                             273,461,470                4.5%
Singapore                                73,404,597                1.2%
Switzerland                             223,690,832                3.7%
United Kingdom                        1,301,550,253               21.3%
United States++                       2,709,248,813               44.5%
     Total                           $6,089,869,557              100.0%
                                     ==============              =====

++ Includes Short-Term Securities and Other Securities (32.8% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of July 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of July 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Worldwide Fund                                               $659,426,054
--------------------------------------------------------------------------------

(pound) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2005.

------------------------------------------------------------------------------------------------------------------------------------
                                     Purchases                      Sales                Realized        Dividend        Value
                               Shares         Cost          Shares          Cost        Gain/(Loss)      Income       at 7/31/05
------------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund
Willis Group Holdings Ltd.    2,767,125    $95,025,856         --           $  --         $  --         $1,907,847   $294,252,058
------------------------------------------------------------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Balanced Fund, Janus Contrarian Fund, Janus Core Equity Fund, Janus Enterprise Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund (formerly named Janus Flexible Income Fund), Janus Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, Janus Institutional Cash Reserves Fund, Janus Mercury Fund, Janus Mid Cap Value Fund, Janus Money Market Fund, Janus Olympus Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Fund, Janus Risk-Managed Stock Fund, Janus Short-Term Bond Fund, Janus Small Cap Value Fund, Janus Tax-Exempt Money Market Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund and Janus Worldwide Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Investment Fund (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign). Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less for which market quotations are not readily available are valued on the basis of amortized cost, which approximates market value. Investments held by the Janus Government Money Market Fund, Janus Institutional Cash Reserves Fund, Janus Money Market Fund and Janus Tax-Exempt Money Market Fund (the "Money Market Funds") are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Funds will not have the right to vote on securities while they are being lent, however, the Funds may attempt to call back the loan and vote the proxy. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC").

The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the lending agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

As of July 31, 2005, the following Funds had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                               Value at
  Fund                                                      July 31, 2005
--------------------------------------------------------------------------------
Janus Balanced Fund                                        $479,535,546
--------------------------------------------------------------------------------
Janus Contrarian Fund                                       171,125,322
--------------------------------------------------------------------------------
Janus Core Equity Fund                                       86,888,618
--------------------------------------------------------------------------------
Janus Enterprise Fund                                       200,281,461
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                    162,750,271
--------------------------------------------------------------------------------
Janus Fund                                                  653,722,366
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                             187,055,452
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                              30,756,555
--------------------------------------------------------------------------------
Janus Global Technology Fund                                 72,436,861
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                355,797,077
--------------------------------------------------------------------------------
Janus Mercury Fund                                          276,442,439
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                    240,978,531
--------------------------------------------------------------------------------
Janus Olympus Fund                                          243,411,566
--------------------------------------------------------------------------------
Janus Orion Fund                                            114,967,509
--------------------------------------------------------------------------------
Janus Overseas Fund                                         125,399,991
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                   55,300,347
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                  306,270,649
--------------------------------------------------------------------------------
Janus Twenty Fund                                           269,294,911
--------------------------------------------------------------------------------
Janus Venture Fund                                          284,789,274
--------------------------------------------------------------------------------
Janus Worldwide Fund                                        638,981,350
--------------------------------------------------------------------------------

As of July 31, 2005, the following Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                          Cash Collateral at
  Fund                                                      July 31, 2005
--------------------------------------------------------------------------------

Janus Balanced Fund                                        $490,896,358
--------------------------------------------------------------------------------
Janus Contrarian Fund                                       174,532,965
--------------------------------------------------------------------------------
Janus Core Equity Fund                                       89,148,428
--------------------------------------------------------------------------------
Janus Enterprise Fund                                       204,836,721
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                    166,042,751
--------------------------------------------------------------------------------
Janus Fund                                                  667,826,147
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                             192,080,096
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                              31,633,539
--------------------------------------------------------------------------------
Janus Global Technology Fund                                 74,805,673
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                365,388,172
--------------------------------------------------------------------------------
Janus Mercury Fund                                          284,236,667
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                    247,164,688
--------------------------------------------------------------------------------
Janus Olympus Fund                                          249,443,973
--------------------------------------------------------------------------------
Janus Orion Fund                                            117,839,624
--------------------------------------------------------------------------------
Janus Overseas Fund                                         130,785,702
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                   56,425,513
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                  314,464,536
--------------------------------------------------------------------------------
Janus Twenty Fund                                           274,907,974
--------------------------------------------------------------------------------
Janus Venture Fund                                          292,336,616
--------------------------------------------------------------------------------
Janus Worldwide Fund                                        659,426,054
--------------------------------------------------------------------------------

As of July 31, 2005, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Contrarian Fund and Janus Venture Fund which also invested $16,357,631 and $27,320, respectively, of the cash collateral received in U.S. Treasury Notes/Bonds and Janus Overseas Fund which also invested $219,523 of the cash collateral received in Foreign Government Bonds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

During the quarter ended July 31, 2005, there were no such securities lending agreements for Janus Federal Tax-Exempt Fund, Janus High-Yield Fund, Janus Research Fund, Janus Risk-Managed Stock Fund, Janus Triton Fund and the Money Market Funds.

Futures Contracts

All Funds except Money Market Funds may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments. Such collateral is in the possession of the Funds' custodian.

Mortgage Dollar Rolls

Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls." In a "mortgage dollar rolls" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund are required to purchase may decline below the agreed upon repurchase price.

The average monthly balance of dollar rolls outstanding during the quarter ended July 31, 2005 was $30,975,874 for Janus Flexible Bond Fund. At July 31, 2005, Janus Flexible Bond Fund had outstanding mortgage dollar rolls with a total cost of $26,055,964 for a scheduled settlement of August 11, 2005. Janus High-Yield Fund and Janus Short-Term Bond Fund were not invested in dollar rolls as of July 31, 2005.

Securities Traded on a To-Be-Announced Basis

Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At July 31, 2005, Janus Flexible Bond Fund held TBA securities with total cost of $40,245,341. Janus High-Yield Fund and Janus Short-Term Bond Fund were not invested in TBA securities as of July 31, 2005.

Forward Currency Transactions

All Funds except the Money Market Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Bank Loans

Janus Flexible Bond Fund,  Janus  High-Yield Fund and Janus Short-Term Bond Fund
may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a lender or financial institution. Assignments and participations involve credit risk and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR").

A Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, a Fund may be unable to sell assignments or participations at the desired time or only at a price less than fair market value.

The average daily value of borrowings outstanding under bank loan arrangements and the related weighted average rate range during the quarter ended July 31, 2005 are noted in the table below. Janus Flexible Bond Fund did not participate in bank loans during the quarter ended July 31, 2005.

--------------------------------------------------------------------------------
Fund                                    Average Daily            Rates
                                            Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                     $1,168,921        5.1875%-6.0630%
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                 $536,351         5.1875%-5.7850%
--------------------------------------------------------------------------------

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at July 31, 2005. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at July 31, 2005, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds owns, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

All Funds except Janus Federal Tax-Exempt Fund, Janus Flexible Bond, Janus High-Yield Fund, Janus Short-Term Bond Fund and the Money Market Funds may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

Additional Investment Risk

A Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, or political environment, or adverse developments specific to the issuer.

Options Contracts

All Funds except the Money Market Funds may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Risk-Managed Stock Fund may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash, at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended July 31, 2005, there were no outstanding borrowing or lending arrangements for the Funds.

Money Market Investing

The Funds may invest in money market funds, including funds managed by Janus Capital. During the quarter ended July 31, 2005, the following Funds had the following affiliated purchases and sales:

                                         Purchases          Sales              Dividend           Value
                                         Shares/Cost        Shares/Cost        Income             at 7/31/05
---------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Janus Fund                               $150,000,000       $100,000,000       $    240,439       $ 50,000,000
Janus Mid Cap Value Fund                           --                 --          3,121,024        200,000,000
Janus Small Cap Value Fund                         --                 --          2,232,536        125,000,000
Janus Twenty Fund                          95,000,000        100,000,000          1,647,044         95,000,000
---------------------------------------------------------------------------------------------------------------
                                         $245,000,000       $200,000,000       $  7,241,043       $470,000,000
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Janus Government Money Market Fund
Janus Twenty Fund                        $150,000,000       $ 60,000,000       $    343,774       $ 90,000,000
---------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2005, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:


                                                              Unrealized             Unrealized          Net Appreciation/
                                      Federal Tax Cost       Appreciation          (Depreciation)         (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                    $2,786,574,279        $  389,135,260         $ (23,288,549)        $  365,846,711
--------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                   2,072,851,150           884,789,513           (40,911,905)           843,877,608
--------------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                    654,224,131           134,262,929            (5,376,207)           128,886,722
--------------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                   1,378,922,706           624,147,948           (17,520,480)           606,627,468
--------------------------------------------------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund             122,564,401               953,623              (333,256)               620,097
--------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                1,209,193,542             9,878,762           (11,162,470)            (1,283,708)
--------------------------------------------------------------------------------------------------------------------------
Janus Fund                              9,706,354,768         2,949,478,440           (65,599,124)         2,883,879,316
--------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund         1,084,502,725           318,108,502           (18,420,797)           299,687,705
--------------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund           195,944,756            40,963,789            (4,212,140)            36,751,649
--------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund              820,751,401           348,807,467           (27,865,012)           320,942,455
--------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund            4,884,213,966         1,267,277,468          (112,389,628)         1,154,887,840
--------------------------------------------------------------------------------------------------------------------------
Janus High Yield Fund                     536,286,866            16,549,935            (3,611,011)            12,938,924
--------------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                      3,668,655,943         1,178,472,701           (74,242,804)         1,104,229,897
--------------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund                4,558,985,662           714,040,570           (51,795,467)           662,245,103
--------------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                      2,051,355,721           529,003,243            (6,606,087)           522,397,156
--------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                          658,680,225           137,199,005            (3,053,181)           134,145,824
--------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                     1,814,990,652           638,181,577           (37,350,252)           600,831,325
--------------------------------------------------------------------------------------------------------------------------
Janus Research Fund                        31,169,023             2,598,871              (384,391)             2,214,480
--------------------------------------------------------------------------------------------------------------------------
Janus Risk-Managed Stock Fund             337,586,417            41,540,951            (2,686,491)            38,854,460
--------------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                276,135,320               142,963            (2,910,830)            (2,767,867)
--------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund              2,448,678,567           652,227,799           (69,639,913)           582,587,886
--------------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                          30,318,323             3,047,593              (746,957)             2,300,636
--------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                       6,626,436,188         3,104,383,142           (13,006,963)         3,091,376,179
--------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                      1,328,179,481           457,026,933           (53,380,480)           403,646,453
--------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                    5,377,851,871           846,780,070          (134,762,384)           712,017,686
--------------------------------------------------------------------------------------------------------------------------

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price. As of July 31, 2005, only Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund were invested in when-issued securities.

Initial Public Offerings

All Funds except the Money Market Funds may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

Restricted Securities Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

(a) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund
By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: September 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date:  September 29, 2005

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date:  September 29, 2005